UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-7170
TCW Funds, Inc.
(Exact name of registrant as specified in charter)
865 South Figueroa Street, Suite 1800, Los Angeles, CA	90017
(Address of principal executive offices)	(Zip code)
Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(213) 244-0000
Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments. - The schedule of investments for the period October 31, 2005 through January 31, 2006 are filed herewith.

TCW Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Biotechnology (7.9% of Net Assets)
11,213	Affymetrix, Inc.	$428,112	* +
15,200	Cubist Pharmaceuticals, Inc.	328,928	*
17,000	Encysive Pharmaceuticals, Inc.	160,990	*
12,804	Genentech, Inc.	1,100,120	*
9,000	Nektar Therapeutics	178,200	* +
4,000	Neurocrine Biosciences, Inc.	243,080	*
18,900	Onyx Pharmaceuticals, Inc.	530,901	* +
	Total Biotechnology	2,970,331
	Capital Markets (1.0%)
9,075	SEI Investments Co.	374,344
	Commercial Banks (3.4%)
20,700	Commerce Bancorp, Inc.	692,208	+
19,700	Signature Bank	599,865	*
	Total Commercial Banks	1,292,073
	Commercial Services & Supplies (9.3%)
13,000	Advisory Board Co.	649,740	*
9,600	Corporate Executive Board Co.	807,744
12,500	Monster Worldwide, Inc.	533,250	* +
27,100	Resources Connection, Inc.	736,849	*
21,768	Robert Half International, Inc.	795,185
	Total Commercial Services & Supplies	3,522,768
	Communications Equipment (7.8%)
8,000	F5 Networks, Inc.	517,600	*
47,301	Juniper Networks, Inc.	857,567	* +
23,346	Research In Motion, Ltd.	1,575,855	*
	Total Communications Equipment	2,951,022
	Computers & Peripherals (2.2%)
26,539	Network Appliance, Inc.	828,017	*
	Diversified Consumer Services (2.9%)
19,900	Bright Horizons Family Solutions, Inc.	777,692	*
3,700	Strayer Education, Inc.	327,672	+
	Total Diversified Consumer Services	1,105,364
	Electrical Equipment (1.6%)
11,700	Energy Conversion Devices, Inc.	589,212	* +
	Electronic Equipment & Instruments (1.1%)
18,100	Cogent, Inc.	434,943	* +
	Energy Equipment & Services (5.1%)
13,600	National-Oilwell Varco, Inc.	1,034,552	*
19,700	Smith International, Inc.	886,500
	Total Energy Equipment & Services	1,921,052

	Health Care Equipment & Supplies (2.8%)
35,805	IntraLase Corp.	$710,729	* +
8,000	Kyphon, Inc.	332,560	*
	Total Health Care Equipment & Supplies	1,043,289
	Health Care Providers & Services (2.0%)
8,476	Express Scripts, Inc.	773,774	*
	Hotels, Restaurants & Leisure (5.3%)
6,390	Ctrip.com International, Ltd. (ADR)	395,669
6,600	P.F. Chang’s China Bistro, Inc.	338,316	* +
10,600	The Cheesecake Factory, Inc.	390,610	*
13,600	Wynn Resorts, Ltd.	878,288	* +
	Total Hotels, Restaurants & Leisure	2,002,883
	Insurance (1.6%)
28,100	National Interstate Corp.	596,563
	Internet & Catalog Retail (2.5%)
20,750	Amazon.com, Inc.	930,015	* +
	Internet Software & Services (14.4%)
57,978	eBay, Inc.	2,498,852	* +
6,900	SINA Corp.	160,563	*
6,100	Websense, Inc.	402,173	*
69,638	Yahoo!, Inc.	2,391,369	*
	Total Internet Software & Services	5,452,957
	IT Services (6.4%)
19,400	Alliance Data Systems Corp.	819,650	*
10,673	CheckFree Corp.	553,075	*
14,100	Cognizant Technology Solutions Corp., Class A	738,417	*
10,100	SRA International, Inc., Class A	320,776	*
	Total IT Services	2,431,918
	Oil, Gas & Consumable Fuels (4.7%)
17,000	Plains Exploration & Production Co.	762,280	*
6,400	Ultra Petroleum Corp.	440,256	*
12,200	Whiting Petroleum Corp.	564,860	*
	Total Oil, Gas & Consumable Fuels	1,767,396
	Semiconductors & Semiconductor Equipment (8.5%)
14,900	Broadcom Corp., Class A	1,016,180	*
13,900	Hittite Microwave Corp.	389,200	*
12,500	Marvell Technology Group, Ltd.	855,250	*
19,100	Silicon Laboratories, Inc.	940,293	*
	Total Semiconductors & Semiconductor Equipment	3,200,923
	Software (7.8%)
15,900	NAVTEQ Corp.	714,069	*
70,420	Opsware, Inc.	515,474	*
28,200	Red Hat, Inc.	816,390	* +
22,100	Salesforce.com, Inc.	907,205	* +
	Total Software	2,953,138

	Specialty Retail (1.3%)
11,400	Chico’s FAS, Inc.	$496,584	*
	Total Common Stock (Cost: $25,308,492) (99.6%)	37,638,566

	Short-Term Investments
	Money Market Investments (1.0%)
330,859	BGI Institutional Money Market Fund, 4.381%	330,859	**
57,901	Merrimac Cash Fund - Premium Class, 4.17%	57,901	**
	Total Money Market Investments	388,760

Principal Amount
	Other Short-Term Investments (22.3%) ^
$165,430	Abbey National PLC, 4.31%, due 02/02/06	165,430	**
289,503	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	289,503	**
330,860	Bank of America, 4.49%, due 03/20/06	330,860	**
90,987	Bank of America, 4.52%, due 03/17/06	90,987	**
165,430	Bank of Montreal, 4.43%, due 02/21/06	165,430	**
165,430	Bank of Nova Scotia, 4.5%, due 03/27/06	165,430	**
206,788	Barclays Bank PLC, 4.41%, due 02/27/06	206,788	**
165,430	Barclays Bank PLC, 4.5%, due 03/24/06	165,430	**
82,715	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	82,715	**
206,788	Calyon, 4.455%, due 03/02/06	206,788	**
289,503	Calyon, 4.5%, due 03/24/06	289,503	**
206,788	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	206,788	**
205,340	Commonwealth Bank of Australia, 4.516%, due 02/27/06	205,340	**
289,503	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	289,503	**
41,358	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	41,358	**
165,430	Deutsche Bank, 4.45%, due 03/13/06	165,430	**
124,073	Deutsche Bank, 4.49%, due 03/23/06	124,073	**
206,788	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	206,788	**
106,057	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	106,057	**
413,576	Fortis Bank, 4.42%, due 02/07/06	413,576	**
206,788	Fortis Bank, 4.47%, due 02/15/06	206,788	**
165,430	Greyhawk Funding, 4.513%, due 03/06/06	165,430	**
226,710	Investors Bank & Trust Depository Reserve, 3.03%	226,710
165,430	Jupiter Securitization Corp., 4.436%, due 02/16/06	165,430	**
105,843	Jupiter Securitization Corp., 4.468%, due 02/22/06	105,843	**
827,151	Merrill Lynch & Co., 4.49%, due 02/01/06	827,151	**
398,205	Morgan Stanley & Co., 4.49%, due 02/01/06	398,205	**
163,633	Paradigm Funding LLC, 4.489%, due 02/27/06	163,633	**
81,347	Park Avenue Receivables Corp., 4.425%, due 02/15/06	81,347	**
165,430	Rabobank Nederland, 4.51%, due 03/01/06	165,430	**
124,073	Rabobank Nederland, 4.52%, due 03/28/06	124,073	**
239,874	Ranger Funding, 4.358%, due 02/02/06	239,874	**
213,764	Sheffiled Receivables Corp., 4.524%, due 02/21/06	213,764	**
82,715	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	82,715	**
93,694	Svenska Handlesbanken, 4.47%, due 02/01/06	93,694	**

$206,788	The Bank of the West, 4.5%, due 03/20/06	$206,788	**
206,788	UBS AG, 4.425%, due 02/21/06	206,788	**
248,145	Wachovia Bank, 4.39%, due 02/01/06	248,145	**
413,576	Wells Fargo & Co., 4.3%, due 02/03/06	413,576	**
62,036	Yorktown Capital LLC, 4.448%, due 02/21/06	62,036	**
82,715	Yorktown Capital LLC, 4.468%, due 02/21/06	82,715	**
	Total Other Short-Term Investments	8,397,912
	Total Short-Term Investments (Cost: $8,786,672) (23.3%)	8,786,672
	Total Investments (Cost: $34,095,164) (122.9%)	46,425,238
	Liabilities in Excess of Other Assets (-22.9%)	(8,651,347)
	Net Assets (100.0%)	$37,773,891

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consists of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Biotechnology	7.9%
Capital Markets	1.0
Commercial Banks	3.4
Commercial Services & Supplies	9.3
Communications Equipment	7.8
Computers & Peripherals	2.2
Diversified Consumer Services	2.9
Electrical Equipment	1.6
Electronic Equipment & Instruments	1.1
Energy Equipment & Services	5.1
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	5.3
Insurance	1.6
Internet & Catalog Retail	2.5
Internet Software & Services	14.4
IT Services	6.4
Oil, Gas & Consumable Fuels	4.7
Semiconductors & Semiconductor Equipment	8.5
Software	7.8
Specialty Retail	1.3
Short-Term Investments	23.3
Total	122.9%

See accompanying Notes to Schedules of Investments

TCW Convertible Securities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal
Amount	Convertible Corporate Bonds	Value
	Aerospace & Defense (1.0% of Net Assets)
$170,000	Lockheed Martin Corp., 3.54%, due 08/15/33	$185,436
	Automotive (0.8%)
30,000	Wabash National Corp., 3.25%, due 08/01/08	36,375
90,000	Wabash National Corp., (144A), 3.25%, due 08/01/08	109,125	*
	Total Automotive	145,500
	Banking (1.2%)
265,000	Bear Stearns Co., Inc., Exchangeable Fifth Third Bancorp, 0.25%, due 05/12/10	221,116
	Commercial Services (2.1%)
35,000	DeCode Genetics, Inc., 3.5%, due 04/15/11	31,019
95,000	DeCode Genetics, Inc., (144A), 3.5%, due 04/15/11	84,194	*
480,000	Roper Industries, Inc., 1.481%, due 01/15/34	267,000
	Total Commercial Services	382,213
	Communications (1.7%)
200,000	Comverse Technology, Inc., 0%, due 05/15/23	308,750
	Computer Services (5.3%)
100,000	Computer Associates International, Inc., 1.625%, due 12/15/09	139,750
140,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	195,650	*
50,000	CSG Systems International, Inc., 2.5%, due 06/15/24	50,605
150,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	151,816	*
135,000	Juniper Networks, Inc., 0%, due 06/15/08	142,762	+
165,000	Yahoo!, Inc., 0%, due 04/01/08	279,056
	Total Computer Services	959,639
	Computer Software (1.1%)
330,000	Open Solutions, Inc., (144A), 1.467%, due 02/02/35	188,100	*
	Computers & Information (4.3%)
185,000	International Game Technology, 0%, due 01/29/33	140,831
190,000	International Game Technology, (144A), 0%, due 01/29/33	144,637	*
330,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	311,437
145,000	Scientific Games Corp., (144A), 0.75%, due 12/01/24	173,819	*
	Total Computers & Information	770,724
	Electronics (11.4%)
310,000	Agere Systems, Inc., 6.5%, due 12/15/09	306,125
320,000	Cypress Semiconductor Corp., 1.25%, due 06/15/08	401,200
515,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	471,637	#
185,000	LSI Logic Corp., 4%, due 05/15/10	187,081
175,000	RF Micro Devices, Inc., 1.5%, due 07/01/10	189,924

$265,000	Synaptics, Inc., (144A), 0.75%, due 12/01/24	$227,237	*
270,000	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	277,762
	Total Electronics	2,060,966
	Entertainment & Leisure (4.2%)
45,000	Eastman Kodak Co., 3.375%, due 10/15/33	45,562
130,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	131,625	*
150,000	Shuffle Master, Inc., 1.25%, due 04/15/24	161,514
405,000	Walt Disney Co., 2.125%, due 04/15/23	414,113
	Total Entertainment & Leisure	752,814
	Financial Services (2.5%)
300,000	Legg Mason, Inc., 0%, due 06/06/31	450,750
	Healthcare (1.9%)
135,000	Omnicare, Inc., 3.25%, due 12/15/35	125,381
380,000	Universal Health Services, Inc., 0.426%, due 06/23/20	214,700
	Total Healthcare	340,081
	Industrial - Diversified (4.0%)
70,000	Tyco International Group SA, 2.75%, due 01/15/18	80,413
95,000	Tyco International Group SA, 3.125%, due 01/15/23	119,344
200,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	229,750	*
235,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	295,219	*
	Total Industrial - Diversified	724,726
	Lodging (1.2%)
175,000	Hilton Hotels Corp., 3.375%, due 04/15/23	215,469
	Media - Broadcasting & Publishing (4.9%)
160,000	Liberty Media Corp., (144A), Exchangeable Time Warner Inc., 0.75%, due 03/30/23	171,800	*
355,000	Liberty Media Corp., Exchangeable Time Warner, Inc., 0.75%, due 03/30/23	381,181
420,000	Liberty Media Corp., Exchangeable Viacom, Inc., Class B, 3.25%, due 03/15/31	327,575
	Total Media - Broadcasting & Publishing	880,556
	Medical Supplies (8.0%)
440,000	Alza Corp., Exchangeable Johnson & Johnson, Inc., 0%, due 07/28/20	347,600	+
130,000	Apogent Technologies, Inc., 2.62%, due 12/15/33	164,363
95,000	Cooper Companies, Inc., 2.625%, due 07/01/23	125,756
190,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	251,513	*
265,000	Cyberonics, Inc., (144A), 3%, due 09/27/12	251,750	*
220,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	231,275
25,000	Thoratec Corp., 1.38%, due 05/16/34	20,406
65,000	Thoratec Corp., (144A), 1.38%, due 05/16/34	53,056	*
	Total Medical Supplies	1,445,719
	Oil & Gas (9.8%)
145,000	Cal Dive International, Inc., (144A), 3.25%, due 12/15/25	222,031	*
35,000	McMoRan Exploration Co., 6%, due 07/02/08	52,719
90,000	McMoRan Exploration Co., (144A), 5.25%, due 10/06/11	117,900	*

$35,000	Pride International, Inc., 3.25%, due 05/01/33	$51,275
105,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	153,825	*
405,000	Schlumberger, Ltd., Series B, 2.125%, due 06/01/23	669,263
240,000	SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24	279,900	*
205,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	227,550	*
	Total Oil & Gas	1,774,463
	Pharmaceuticals (16.0%)
510,000	Amgen, Inc., 0%, due 03/01/32	388,875
50,000	Axcan Pharma, Inc., 4.25%, due 04/15/08	66,813
150,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	200,438	*
240,000	Connetics Corp., (144A), 2%, due 03/30/15	189,300	*
340,000	Genzyme Corp, 1.25%, due 12/01/23	385,475	+
310,000	Invitrogen Corp., 2%, due 08/01/23	348,502
205,000	Medarex, Inc., (144A), 2.25%, due 05/15/11	237,031	*
195,000	Medicis Pharmaceutical Corp., 1.5%, due 06/04/33	187,688
30,000	MGI Pharma, Inc., 1.682%, due 03/02/24	18,730
95,000	MGI Pharma, Inc., (144A), 1.682%, due 03/02/24	59,311	*
395,000	Teva Pharmaceutical Finance Co. BV, Series D, 1.75%, due 02/01/26	401,336
395,000	Teva Pharmaceutical Finance LLC, 0.25%, due 02/01/26	402,900
	Total Pharmaceuticals	2,886,399
	Retailers (1.6%)
245,000	Costco Companies, Inc., 0%, due 08/19/17	277,463	+
	Transportation (3.0%)
725,000	Carnival Corp., 1.132%, due 04/29/33	546,469	+
	Total Convertible Corporate Bonds (Cost: $15,037,892) (86.0%)	15,517,353

Number of
Shares	Convertible Preferred Stocks
	Automobiles (1.8%)
3,745	Ford Motor Co. Capital Trust II, $3.25	120,402
3,815	General Motors Corp., $1.125	88,318	+
7,100	General Motors Corp., $1.3125	117,292
	Total Automobiles	326,012
	Banking (1.4%)
5,925	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219	247,961
	Capital Markets (0.3%)
2,325	Lehman Brothers Holdings, Inc., $1.563	60,311	+
	Health Care Equipment & Supplies (1.4%)
4,895	Baxter International, Inc., $3.50	252,386
	Healthcare (0.7%)
1,820	Omnicare, Inc., $2.00	121,940
	Independent Power Producers & Energy Traders (0.1%)
100	NRG Energy, Inc., $13.35	24,925	**

	Insurance (3.4%)
10,590	Chubb Corp., $1.75	$355,612
3,580	Hartford Financial Services Group, Inc., $3.50	263,273
	Total Insurance	618,885
	Office Electronics (1.4%)
2,080	Xerox Corp., $6.25	249,080
	Oil, Gas & Consumable Fuels (2.9%)
3,840	Chesapeake Energy Corp., $4.50	391,680
1,145	Chesapeake Energy Corp., (144A), $5.00	127,381	* **
	Total Oil, Gas & Consumable Fuels	519,061
	Total Convertible Preferred Stocks (Cost: $2,351,956) (13.4%)	2,420,561

Common Stock (Cost: $39,980) (0.3%)
Banking (0.3%)
839	State Street Corp.	50,726

	Short-Term Investments
	Money Market Investments (0.4%)
68,560	BGI Institutional Money Market Fund, 4.381%	68,560	***
11,998	Merrimac Cash Fund - Premium Class, 4.17%	11,998	***
	Total Money Market Investments	80,558

Principal Amount
	Other Short-Term Investments (9.8%)^
$34,277	Abbey National PLC, 4.31%, due 02/02/06	34,277	***
59,990	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	59,990	***
68,560	Bank of America, 4.49%, due 03/20/06	68,560	***
18,854	Bank of America, 4.52%, due 03/17/06	18,854	***
34,280	Bank of Montreal, 4.43%, due 02/21/06	34,280	***
34,280	Bank of Nova Scotia, 4.5%, due 03/27/06	34,280	***
42,850	Barclays Bank PLC, 4.41%, due 02/27/06	42,850	***
34,280	Barclays Bank PLC, 4.5%, due 03/24/06	34,280	***
17,140	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	17,140	***
42,850	Calyon, 4.455%, due 03/02/06	42,850	***
59,990	Calyon, 4.5%, due 03/24/06	59,990	***
42,850	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	42,850	***
42,550	Commonwealth Bank of Australia, 4.516%, due 02/27/06	42,550	***
59,990	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	59,990	***
8,570	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	8,570	***
34,280	Deutsche Bank, 4.45%, due 03/13/06	34,280	***
25,710	Deutsche Bank, 4.49%, due 03/23/06	25,710	***
42,850	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	42,850	***
21,977	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	21,977	***
85,700	Fortis Bank, 4.42%, due 02/07/06	85,700	***

$42,850	Fortis Bank, 4.47%, due 02/15/06	$42,850	***
34,280	Greyhawk Funding, 4.513%, due 03/06/06	34,280	***
65,977	Investors Bank & Trust Depository Reserve, 3.03%	65,977
34,280	Jupiter Securitization Corp., 4.436%, due 02/16/06	34,280	***
21,932	Jupiter Securitization Corp., 4.468%, due 02/22/06	21,932	***
171,400	Merrill Lynch & Co., 4.49%, due 02/01/06	171,400	***
82,515	Morgan Stanley & Co., 4.49%, due 02/01/06	82,515	***
33,908	Paradigm Funding LLC, 4.489%, due 02/27/06	33,908	***
16,857	Park Avenue Receivables Corp., 4.425%, due 02/15/06	16,857	***
34,280	Rabobank Nederland, 4.51%, due 03/01/06	34,280	***
25,710	Rabobank Nederland, 4.52%, due 03/28/06	25,710	***
49,706	Ranger Funding, 4.358%, due 02/02/06	49,706	***
44,296	Sheffiled Receivables Corp., 4.524%, due 02/21/06	44,296	***
17,140	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	17,140	***
19,415	Svenska Handlesbanken, 4.47%, due 02/01/06	19,415	***
42,850	The Bank of the West, 4.5%, due 03/20/06	42,850	***
42,850	UBS AG, 4.425%, due 02/21/06	42,850	***
51,420	Wachovia Bank, 4.39%, due 02/01/06	51,420	***
85,700	Wells Fargo & Co., 4.3%, due 02/03/06	85,700	***
12,855	Yorktown Capital LLC, 4.448%, due 02/21/06	12,855	***
17,140	Yorktown Capital LLC, 4.468%, due 02/21/06	17,140	***
	Total Other Short-Term Investments	1,759,189
	Total Short-Term Investments (Cost: $1,839,747) (10.2%)	1,839,747
	Total Investments (Cost: $19,269,575) (109.9%)	19,828,387
	Liabilities in Excess of Other Assets (-9.9%)	(1,791,201)
	Net Assets (100.0%)	$18,037,186

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $4,473,958 or 24.80% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

**	Non-income producing.
#	Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.
***	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.0%
Automobiles	1.8
Automotive	0.8
Banking	2.9
Capital Markets	0.3
Commercial Services	2.1
Communications	1.7
Computer Services	5.3
Computer Software	1.1
Computers & Information	4.3
Electronics	11.4
Entertainment & Leisure	4.2
Financial Services	2.5
Health Care Equipment & Supplies	1.4
Healthcare	2.6
Independent Power Producers & Energy Traders	0.1
Industrial - Diversified	4.0
Insurance	3.4
Lodging	1.2
Media - Broadcasting & Publishing	4.9
Medical Supplies	8.0
Office Electronics	1.4
Oil & Gas	9.8
Oil, Gas & Consumable Fuels	2.9
Pharmaceuticals	16.0
Retailers	1.6
Transportation	3.0
Short-Term Investments	10.2
Total	109.9%

See accompanying Notes to Schedules of Investments

TCW Diversified Value Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (3.1% of Net Assets)
58,550	Boeing Co.	$3,999,550
111,409	Honeywell International, Inc.	4,280,334
	Total Aerospace & Defense	8,279,884
	Automobiles (1.6%)
180,450	General Motors Corp.	4,341,627	+
	Biotechnology (1.5%)
391,900	Millennium Pharmaceuticals, Inc.	4,052,246	* +
	Capital Markets (3.1%)
112,200	Merrill Lynch & Co., Inc.	8,422,854
	Commercial Services & Supplies (0.8%)
67,300	Waste Management, Inc.	2,125,334
	Communications Equipment (1.4%)
1,392,100	Lucent Technologies, Inc.	3,675,144	* +
	Computers & Peripherals (6.8%)
285,957	Hewlett-Packard Co.	8,916,139
68,000	International Business Machines Corp.	5,528,400
884,900	Sun Microsystems, Inc.	3,982,050	*
	Total Computers & Peripherals	18,426,589
	Consumer Finance (1.0%)
53,950	American Express Co.	2,829,677
	Diversified Financial Services (3.1%)
209,918	JPMorgan Chase & Co.	8,344,240
	Diversified Telecommunication Services (5.5%)
217,300	AT&T, Inc.	5,638,935
1,530,800	Qwest Communications International, Inc.	9,215,416	* +
	Total Diversified Telecommunication Services	14,854,351
	Electric Utilities (1.7%)
122,750	American Electric Power Co., Inc.	4,581,030
	Electronic Equipment & Instruments (1.2%)
817,900	Solectron Corp.	3,124,378	*
	Food Products (3.9%)
97,700	Flowers Foods, Inc.	2,687,727
218,600	Kraft Foods, Inc., Class A	6,435,584	+
96,600	Tyson Foods, Inc., Class A	1,384,278	+
	Total Food Products	10,507,589
	Health Care Equipment & Supplies (0.5%)
60,600	Boston Scientific Corp.	1,325,322	*

	Health Care Providers & Services (5.4%)
115,600	HCA, Inc.	$5,673,648
109,600	Medco Health Solutions, Inc.	5,929,360	*
414,650	Tenet Healthcare Corp.	3,014,506	*
	Total Health Care Providers & Services	14,617,514
	Household Durables (2.6%)
146,600	Sony Corp. (ADR)	7,168,740
	Household Products (1.1%)
50,050	Kimberly-Clark Corp.	2,858,856
	Insurance (7.1%)
75,200	Allstate Corp.	3,914,160
70,850	American International Group, Inc.	4,637,841
58,800	Chubb Corp.	5,547,780
115,200	The St. Paul Travelers Companies, Inc.	5,227,776
	Total Insurance	19,327,557
	IT Services (1.7%)
181,300	Electronic Data Systems Corp.	4,566,947
	Leisure Equipment & Products (1.6%)
266,900	Mattel, Inc.	4,403,850
	Media (7.3%)
165,300	Clear Channel Communications, Inc.	4,838,331
157,700	Comcast Corp., Class A	4,387,214	* +
129,900	Reader’s Digest Association, Inc.	2,064,111
327,750	Time Warner, Inc.	5,745,458
94,400	Tribune Co.	2,738,544
	Total Media	19,773,658
	Metals & Mining (1.1%)
51,000	United States Steel Corp.	3,047,250
	Multiline Retail (2.9%)
48,344	Federated Department Stores, Inc.	3,221,161
38,833	Sears Holdings Corp.	4,715,880	*
	Total Multiline Retail	7,937,041
	Oil, Gas & Consumable Fuels (5.0%)
55,300	Chevron Corp.	3,283,714
158,644	ConocoPhillips	10,264,267
	Total Oil, Gas & Consumable Fuels	13,547,981
	Paper & Forest Products (1.6%)
158,700	MeadWestvaco Corp.	4,235,703
	Pharmaceuticals (4.9%)
158,700	Watson Pharmaceuticals, Inc.	5,251,383	*
173,000	Wyeth	8,001,250
	Total Pharmaceuticals	13,252,633

	Road & Rail (4.3%)
53,700	CNF, Inc.	$2,752,125
166,200	CSX Corp.	8,896,686
	Total Road & Rail	11,648,811
	Semiconductors & Semiconductor Equipment (4.2%)
118,400	Advanced Micro Devices, Inc.	4,956,224	*
225,400	Intersil Corp., Class A	6,550,124
	Total Semiconductors & Semiconductor Equipment	11,506,348
	Specialty Retail (1.7%)
141,700	Office Depot, Inc.	4,697,355	*
	Thrifts & Mortgage Finance (1.5%)
68,000	Fannie Mae	3,939,920
	Total Common Stock (Cost: $220,555,625) (89.2%)	241,420,429

	Short-Term Investments
	Money Market Investments (0.5%)
1,006,096	BGI Institutional Money Market Fund, 4.381%	1,006,096	**
176,067	Merrimac Cash Fund - Premium Class, 4.17%	176,067	**
	Total Money Market Investments	1,182,163

Principal
Amount
	Other Short-Term Investments (19.7%) ^
$503,051	Abbey National PLC, 4.31%, due 02/02/06	503,051	**
880,336	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	880,336	**
1,006,096	Bank of America, 4.49%, due 03/20/06	1,006,096	**
276,677	Bank of America, 4.52%, due 03/17/06	276,677	**
503,048	Bank of Montreal, 4.43%, due 02/21/06	503,048	**
503,048	Bank of Nova Scotia, 4.5%, due 03/27/06	503,048	**
628,810	Barclays Bank PLC, 4.41%, due 02/27/06	628,810	**
503,048	Barclays Bank PLC, 4.5%, due 03/24/06	503,048	**
251,524	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	251,524	**
628,810	Calyon, 4.455%, due 03/02/06	628,810	**
880,334	Calyon, 4.5%, due 03/24/06	880,334	**
628,810	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	628,810	**
624,409	Commonwealth Bank of Australia, 4.516%, due 02/27/06	624,409	**
880,334	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	880,334	**
125,762	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	125,762	**
503,048	Deutsche Bank, 4.45%, due 03/13/06	503,048	**
377,286	Deutsche Bank, 4.49%, due 03/23/06	377,286	**
628,810	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	628,810	**
322,504	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	322,504	**
1,257,621	Fortis Bank, 4.42%, due 02/07/06	1,257,621	**
628,810	Fortis Bank, 4.47%, due 02/15/06	628,810	**
503,048	Greyhawk Funding, 4.513%, due 03/06/06	503,048	**

$28,577,461	Investors Bank & Trust Depository Reserve, 3.03%	$28,577,461
503,048	Jupiter Securitization Corp., 4.436%, due 02/16/06	503,048	**
321,851	Jupiter Securitization Corp., 4.468%, due 02/22/06	321,851	**
2,515,241	Merrill Lynch & Co., 4.49%, due 02/01/06	2,515,241	**
1,210,882	Morgan Stanley & Co., 4.49%, due 02/01/06	1,210,882	**
497,583	Paradigm Funding LLC, 4.489%, due 02/27/06	497,583	**
247,365	Park Avenue Receivables Corp., 4.425%, due 02/15/06	247,365	**
503,048	Rabobank Nederland, 4.51%, due 03/01/06	503,048	**
377,286	Rabobank Nederland, 4.52%, due 03/28/06	377,286	**
729,420	Ranger Funding, 4.358%, due 02/02/06	729,420	**
650,024	Sheffiled Receivables Corp., 4.524%, due 02/21/06	650,024	**
251,524	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	251,524	**
284,908	Svenska Handlesbanken, 4.47%, due 02/01/06	284,908	**
628,810	The Bank of the West, 4.5%, due 03/20/06	628,810	**
628,810	UBS AG, 4.425%, due 02/21/06	628,810	**
754,572	Wachovia Bank, 4.39%, due 02/01/06	754,572	**
1,257,621	Wells Fargo & Co., 4.3%, due 02/03/06	1,257,621	**
188,643	Yorktown Capital LLC, 4.448%, due 02/21/06	188,643	**
251,524	Yorktown Capital LLC, 4.468%, due 02/21/06	251,524	**
	Total Other Short-Term Investments	53,424,845
	Total Short-Term Investments (Cost: $54,607,008) (20.2%)	54,607,008
	Total Investments (Cost: $275,162,633) (109.4%)	296,027,437
	Liabilities in Excess of Other Assets (-9.4%)	(25,333,703)
	Net Assets (100.0%)	$270,693,734

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	3.1%
Automobiles	1.6
Biotechnology	1.5
Capital Markets	3.1
Commercial Services & Supplies	0.8
Communications Equipment	1.4
Computers & Peripherals	6.8
Consumer Finance	1.0
Diversified Financial Services	3.1
Diversified Telecommunication Services	5.5
Electric Utilities	1.7
Electronic Equipment & Instruments	1.2
Food Products	3.9
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	5.4
Household Durables	2.6
Household Products	1.1
Insurance	7.1
IT Services	1.7
Leisure Equipment & Products	1.6
Media	7.3
Metals & Mining	1.1
Multiline Retail	2.9
Oil, Gas & Consumable Fuels	5.0
Paper & Forest Products	1.6
Pharmaceuticals	4.9
Road & Rail	4.3
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	1.7
Thrifts & Mortgage Finance	1.5
Short-Term Investments	20.2
Total	109.4%

See accompanying Notes to Schedules of Investments

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.8% of Net Assets)
171,800	Boeing Co.	$ 11,735,658
442,100	Honeywell International, Inc.	16,985,482
	Total Aerospace & Defense	28,721,140
	Automobiles (1.7%)
748,300	General Motors Corp.	18,004,098	+
	Capital Markets (3.0%)
404,600	Merrill Lynch & Co., Inc.	30,373,322
	Chemicals (3.3%)
213,700	Air Products & Chemicals, Inc.	13,183,153
532,000	Du Pont (E.I.) de Nemours & Co.	20,827,800
	Total Chemicals	34,010,953
	Commercial Banks (0.3%)
80,430	Bank of America Corp.	3,557,419
	Commercial Services & Supplies (1.9%)
625,400	Waste Management, Inc.	19,750,132
	Communications Equipment (3.7%)
2,731,900	Lucent Technologies, Inc.	7,212,216	*
1,673,000	Nokia Oyj (ADR)	30,749,740	+
	Total Communications Equipment	37,961,956
	Computers & Peripherals (4.2%)
874,900	Hewlett-Packard Co.	27,279,382
191,000	International Business Machines Corp.	15,528,300
	Total Computers & Peripherals	42,807,682
	Containers & Packaging (2.7%)
1,188,500	Packaging Corp. of America	27,573,200
	Diversified Financial Services (5.7%)
614,000	Citigroup, Inc.	28,600,120
765,400	JPMorgan Chase & Co.	30,424,650
	Total Diversified Financial Services	59,024,770
	Diversified Telecommunication Services (4.0%)
841,000	AT&T, Inc.	21,823,950
214,700	BCE, Inc.	5,197,887	+
2,283,900	Qwest Communications International, Inc.	13,749,078	* +
	Total Diversified Telecommunication Services	40,770,915
	Electric Utilities (2.2%)
606,900	American Electric Power Co., Inc.	22,649,508
	Food Products (4.7%)
283,000	Flowers Foods, Inc.	7,785,330
581,500	Kraft Foods, Inc., Class A	17,119,360	+
1,305,600	Sara Lee Corp.	23,866,368
	Total Food Products	48,771,058

	Health Care Providers & Services (2.5%)
501,100	HCA, Inc.	$ 24,593,988
160,295	Tenet Healthcare Corp.	1,165,345	*
	Total Health Care Providers & Services	25,759,333
	Hotels, Restaurants & Leisure (1.4%)
426,000	McDonald’s Corp.	14,914,260
	Household Durables (1.2%)
253,000	Sony Corp. (ADR)	12,371,700	+
	Household Products (1.1%)
206,700	Kimberly-Clark Corp.	11,806,704
	Insurance (9.2%)
305,000	Allstate Corp.	15,875,250
282,100	American International Group, Inc.	18,466,266
236,900	Chubb Corp.	22,351,515
142,500	Safeco Corp.	7,445,625
673,600	The St. Paul Travelers Companies, Inc.	30,567,968
	Total Insurance	94,706,624
	IT Services (1.5%)
596,400	Electronic Data Systems Corp.	15,023,316
	Leisure Equipment & Products (1.7%)
1,079,100	Mattel, Inc.	17,805,150
	Media (6.0%)
737,600	Clear Channel Communications, Inc.	21,589,552
427,700	Comcast Corp., Class A	11,898,614	* +
443,400	Reader’s Digest Association, Inc.	7,045,626
807,800	Regal Entertainment Group, Class A	14,952,378	+
232,500	Tribune Co.	6,744,825	+
	Total Media	62,230,995
	Metals & Mining (1.2%)
210,400	United States Steel Corp.	12,571,400	+
	Multiline Retail (2.7%)
190,396	Federated Department Stores, Inc.	12,686,085
121,780	Sears Holdings Corp.	14,788,963	*
	Total Multiline Retail	27,475,048
	Oil, Gas & Consumable Fuels (5.2%)
258,700	Chevron Corp.	15,361,606
591,300	ConocoPhillips	38,257,110	+
	Total Oil, Gas & Consumable Fuels	53,618,716
	Paper & Forest Products (1.7%)
652,500	MeadWestvaco Corp.	17,415,225

	Pharmaceuticals (5.4%)
396,900	Pfizer, Inc.	$ 10,192,392
355,600	Watson Pharmaceuticals, Inc.	11,766,804	*
719,100	Wyeth	33,258,375
	Total Pharmaceuticals	55,217,571
	Real Estate (1.6%)
757,800	Crescent Real Estate Equities Co. (REIT)	16,057,782
	Road & Rail (3.8%)
235,700	CNF, Inc.	12,079,625
509,700	CSX Corp.	27,284,241
	Total Road & Rail	39,363,866
	Semiconductors & Semiconductor Equipment (2.0%)
480,400	Advanced Micro Devices, Inc.	20,109,544	*
	Thrifts & Mortgage Finance (1.6%)
286,000	Fannie Mae	16,570,840
	Wireless Telecommunication Services (2.6%)
445,300	Alltel Corp.	26,731,359
	Total Common Stock (Cost: $880,651,882) (92.6%)	953,725,586

	Short-Term Investments
	Money Market Investments (0.6%)
5,197,598	BGI Institutional Money Market Fund, 4.381%	5,197,598	**
909,580	Merrimac Cash Fund - Premium Class, 4.17%	909,580	**
	Total Money Market Investments	6,107,178

Principal Amount
	Other Short-Term Investments (20.2%) ^
$ 2,598,798	Abbey National PLC, 4.31%, due 02/02/06	2,598,798	**
4,547,898	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	4,547,898	**
5,197,598	Bank of America, 4.49%, due 03/20/06	5,197,598	**
1,429,339	Bank of America, 4.52%, due 03/17/06	1,429,339	**
2,598,799	Bank of Montreal, 4.43%, due 02/21/06	2,598,799	**
2,598,799	Bank of Nova Scotia, 4.5%, due 03/27/06	2,598,799	**
3,248,499	Barclays Bank PLC, 4.41%, due 02/27/06	3,248,499	**
2,598,799	Barclays Bank PLC, 4.5%, due 03/24/06	2,598,799	**
1,299,399	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	1,299,399	**
3,248,499	Calyon, 4.455%, due 03/02/06	3,248,499	**
4,547,898	Calyon, 4.5%, due 03/24/06	4,547,898	**
3,248,499	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	3,248,499	**
3,225,759	Commonwealth Bank of Australia, 4.516%, due 02/27/06	3,225,759	**
4,547,898	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	4,547,898	**
649,700	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	649,700	**
2,598,799	Deutsche Bank, 4.45%, due 03/13/06	2,598,799	**
1,949,099	Deutsche Bank, 4.49%, due 03/23/06	1,949,099	**
3,248,499	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	3,248,499	**

$ 1,666,086	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	$ 1,666,086	**
6,496,997	Fortis Bank, 4.42%, due 02/07/06	6,496,997	**
3,248,499	Fortis Bank, 4.47%, due 02/15/06	3,248,499	**
2,598,799	Greyhawk Funding, 4.513%, due 03/06/06	2,598,799	**
79,382,555	Investors Bank & Trust Depository Reserve, 3.03%	79,382,555
2,598,799	Jupiter Securitization Corp., 4.436%, due 02/16/06	2,598,799	**
1,662,717	Jupiter Securitization Corp., 4.468%, due 02/22/06	1,662,717	**
12,993,994	Merrill Lynch & Co., 4.49%, due 02/01/06	12,993,994	**
6,255,542	Morgan Stanley & Co., 4.49%, due 02/01/06	6,255,542	**
2,570,564	Paradigm Funding LLC, 4.489%, due 02/27/06	2,570,564	**
1,277,911	Park Avenue Receivables Corp., 4.425%, due 02/15/06	1,277,911	**
2,598,799	Rabobank Nederland, 4.51%, due 03/01/06	2,598,799	**
1,949,099	Rabobank Nederland, 4.52%, due 03/28/06	1,949,099	**
3,768,258	Ranger Funding, 4.358%, due 02/02/06	3,768,258	**
3,358,090	Sheffiled Receivables Corp., 4.524%, due 02/21/06	3,358,090	**
1,299,399	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	1,299,399	**
1,471,863	Svenska Handlesbanken, 4.47%, due 02/01/06	1,471,863	**
3,248,499	The Bank of the West, 4.5%, due 03/20/06	3,248,499	**
3,248,499	UBS AG, 4.425%, due 02/21/06	3,248,499	**
3,898,198	Wachovia Bank, 4.39%, due 02/01/06	3,898,198	**
6,496,997	Wells Fargo & Co., 4.3%, due 02/03/06	6,496,997	**
974,550	Yorktown Capital LLC, 4.448%, due 02/21/06	974,550	**
1,299,399	Yorktown Capital LLC, 4.468%, due 02/21/06	1,299,399	**
	Total Other Short-Term Investments	207,746,691
	Total Short-Term Investments (Cost: $213,853,868) (20.8%)	213,853,869
	Total Investments (Cost: $1,094,505,750) (113.4%)	1,167,579,455
	Liabilities in Excess of Other Assets (-13.4%)	(138,152,618)
	Net Assets (100.0%)	$ 1,029,426,837

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	2.8%
Automobiles	1.7
Capital Markets	3.0
Chemicals	3.3
Commercial Banks	0.3
Commercial Services & Supplies	1.9
Communications Equipment	3.7
Computers & Peripherals	4.2
Containers & Packaging	2.7
Diversified Financial Services	5.7
Diversified Telecommunication Services	4.0
Electric Utilities	2.2
Food Products	4.7
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	1.4
Household Durables	1.2
Household Products	1.1
Insurance	9.2
IT Services	1.5
Leisure Equipment & Products	1.7
Media	6.0
Metals & Mining	1.2
Multiline Retail	2.7
Oil, Gas & Consumable Fuels	5.2
Paper & Forest Products	1.7
Pharmaceuticals	5.4
Real Estate	1.6
Road & Rail	3.8
Semiconductors & Semiconductor Equipment	2.0
Thrifts & Mortgage Finance	1.6
Wireless Telecommunication Services	2.6
Short-Term Investments	20.8
Total	113.4%

See accompanying Notes to Schedules of Investments

TCW Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
10,375	General Dynamics Corp.	$1,207,235
8,420	Lockheed Martin Corp.	569,613
24,340	Northrop Grumman Corp.	1,512,244
	Total Aerospace & Defense	3,289,092
	Air Freight & Logistics (1.5%)
18,800	United Parcel Service, Inc., Class B	1,408,308
	Capital Markets (4.2%)
16,950	Goldman Sachs Group, Inc.	2,394,187
12,200	Merrill Lynch & Co., Inc.	915,854
42,750	The Charles Schwab Corp.	632,272
	Total Capital Markets	3,942,313
	Chemicals (6.3%)
43,980	Air Products & Chemicals, Inc.	2,713,126
18,800	Du Pont (E.I.) de Nemours & Co.	736,020
52,265	Ecolab, Inc.	1,871,610
10,250	Praxair, Inc.	539,970
	Total Chemicals	5,860,726
	Commercial Banks (3.9%)
29,240	Bank of America Corp.	1,293,285
37,600	Wells Fargo & Co.	2,344,736
	Total Commercial Banks	3,638,021
	Commercial Services & Supplies (1.2%)
18,580	Avery Dennison Corp.	1,109,969
	Communications Equipment (2.8%)
23,550	Motorola, Inc.	534,821
110,000	Nokia Oyj (ADR)	2,021,800
	Total Communications Equipment	2,556,621
	Computers & Peripherals (2.3%)
40,400	Dell, Inc.	1,184,124	*
11,300	International Business Machines Corp.	918,690
	Total Computers & Peripherals	2,102,814
	Consumer Finance (1.0%)
17,450	American Express Co.	915,253
	Diversified Consumer Services (1.1%)
41,600	H&R Block, Inc.	1,017,536
	Diversified Financial Services (7.4%)
79,967	Citigroup, Inc.	3,724,863
80,344	JPMorgan Chase & Co.	3,193,674
	Total Diversified Financial Services	6,918,537
	Electric Utilities (1.6%)
25,035	Exelon Corp.	1,437,510	+

	Electrical Equipment (2.3%)
27,300	Emerson Electric Co.	$2,114,385
	Energy Equipment & Services (13.1%)
9,400	GlobalSantaFe Corp.	573,870
47,355	Halliburton Co.	3,767,090	+
26,300	Noble Corp.	2,115,572
21,180	Schlumberger, Ltd.	2,699,391	+
37,504	Transocean, Inc.	3,043,450	*
	Total Energy Equipment & Services	12,199,373
	Food & Staples Retailing (3.3%)
22,670	Costco Wholesale Corp.	1,131,006
63,055	Sysco Corp.	1,934,527
	Total Food & Staples Retailing	3,065,533
	Health Care Equipment & Supplies (1.4%)
23,100	Medtronic, Inc.	1,304,457
	Hotels, Restaurants & Leisure (0.6%)
14,755	McDonald’s Corp.	516,573
	Industrial Conglomerates (7.8%)
25,635	3M Co.	1,864,946
90,090	General Electric Co.	2,950,448
94,750	Tyco International, Ltd.	2,468,238
	Total Industrial Conglomerates	7,283,632
	Insurance (7.0%)
22,200	Allstate Corp.	1,155,510
60,650	American International Group, Inc.	3,970,149
6,150	Hartford Financial Services Group	505,715
29,800	Marsh & McLennan Companies, Inc.	905,622
	Total Insurance	6,536,996
	Machinery (1.8%)
28,860	Danaher Corp.	1,634,630
	Media (1.1%)
59,195	Time Warner, Inc.	1,037,688
	Metals & Mining (3.0%)
25,400	Newmont Mining Corp.	1,569,720
6,035	Rio Tinto PLC (ADR)	1,237,235
	Total Metals & Mining	2,806,955
	Multiline Retail (2.7%)
57,300	Kohl’s Corp.	2,543,547	*
	Oil, Gas & Consumable Fuels (11.2%)
6,600	Anadarko Petroleum Corp.	711,612
26,800	Apache Corp.	2,024,204
88,796	Exxon Mobil Corp.	5,571,949
21,200	Peabody Energy Corp.	2,109,612
	Total Oil, Gas & Consumable Fuels	10,417,377

	Road & Rail (0.6%)
11,580	Norfolk Southern Corp.	$577,147
	Semiconductors & Semiconductor Equipment (1.7%)
53,565	Intel Corp.	1,139,328
16,255	Texas Instruments, Inc.	475,134
	Total Semiconductors & Semiconductor Equipment	1,614,462
	Specialty Retail (2.7%)
10,855	Best Buy Co., Inc.	549,914
30,600	Home Depot, Inc.	1,240,830
37,610	The Gap, Inc.	680,365
	Total Specialty Retail	2,471,109
	Thrifts & Mortgage Finance (1.5%)
41,900	Countrywide Financial Corp.	1,401,136	+
	Total Common Stock (Cost: $73,607,150) (98.6%)	91,721,700

	Short-Term Investments
	Money Market Investments (0.4%)
359,683	BGI Institutional Money Market Fund, 4.381%	359,683	**
62,945	Merrimac Cash Fund — Premium Class, 4.17%	62,945	**
	Total Money Market Investments	422,628

Principal
Amount
	Other Short-Term Investments (10.9%) ^
$179,840	Abbey National PLC, 4.31%, due 02/02/06	179,840	**
314,721	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	314,721	**
359,681	Bank of America, 4.49%, due 03/20/06	359,681	**
98,911	Bank of America, 4.52%, due 03/17/06	98,911	**
179,842	Bank of Montreal, 4.43%, due 02/21/06	179,842	**
179,842	Bank of Nova Scotia, 4.5%, due 03/27/06	179,842	**
224,802	Barclays Bank PLC, 4.41%, due 02/27/06	224,802	**
179,842	Barclays Bank PLC, 4.5%, due 03/24/06	179,842	**
89,921	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	89,921	**
224,802	Calyon, 4.455%, due 03/02/06	224,802	**
314,723	Calyon, 4.5%, due 03/24/06	314,723	**
224,802	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	224,802	**
223,228	Commonwealth Bank of Australia, 4.516%, due 02/27/06	223,228	**
314,723	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	314,723	**
44,960	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	44,960	**
179,842	Deutsche Bank, 4.45%, due 03/13/06	179,842	**
134,881	Deutsche Bank, 4.49%, due 03/23/06	134,881	**
224,802	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	224,802	**
115,296	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	115,296	**
449,604	Fortis Bank, 4.42%, due 02/07/06	449,604	**
224,802	Fortis Bank, 4.47%, due 02/15/06	224,802	**
179,842	Greyhawk Funding, 4.513%, due 03/06/06	179,842	**

$1,251,367	Investors Bank & Trust Depository Reserve, 3.03%	$1,251,367
179,842	Jupiter Securitization Corp., 4.436%, due 02/16/06	179,842	**
115,063	Jupiter Securitization Corp., 4.468%, due 02/22/06	115,063	**
899,208	Merrill Lynch & Co., 4.49%, due 02/01/06	899,208	**
432,895	Morgan Stanley & Co., 4.49%, due 02/01/06	432,895	**
177,888	Paradigm Funding LLC, 4.489%, due 02/27/06	177,888	**
88,434	Park Avenue Receivables Corp., 4.425%, due 02/15/06	88,434	**
179,842	Rabobank Nederland, 4.51%, due 03/01/06	179,842	**
134,881	Rabobank Nederland, 4.52%, due 03/28/06	134,881	**
260,770	Ranger Funding, 4.358%, due 02/02/06	260,770	**
232,386	Sheffiled Receivables Corp., 4.524%, due 02/21/06	232,386	**
89,921	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	89,921	**
101,856	Svenska Handlesbanken, 4.47%, due 02/01/06	101,856	**
224,802	The Bank of the West, 4.5%, due 03/20/06	224,802	**
224,802	UBS AG, 4.425%, due 02/21/06	224,802	**
269,762	Wachovia Bank, 4.39%, due 02/01/06	269,762	**
449,604	Wells Fargo & Co., 4.3%, due 02/03/06	449,604	**
67,441	Yorktown Capital LLC, 4.448%, due 02/21/06	67,441	**
89,921	Yorktown Capital LLC, 4.468%, due 02/21/06	89,921	**
	Total Other Short-Term Investments	10,134,394
	Total Short-Term Investments (Cost: $10,557,022) (11.3%)	10,557,022
	Total Investments (Cost: $84,164,172) (109.9%)	102,278,722
	Liabilities in Excess of Other Assets (-9.9%)	(9,205,865)
	Net Assets (100.0%)	$93,072,857

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	1.5
Capital Markets	4.2
Chemicals	6.3
Commercial Banks	3.9
Commercial Services & Supplies	1.2
Communications Equipment	2.8
Computers & Peripherals	2.3
Consumer Finance	1.0
Diversified Consumer Services	1.1
Diversified Financial Services	7.4
Electric Utilities	1.6
Electrical Equipment	2.3
Energy Equipment & Services	13.1
Food & Staples Retailing	3.3
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	0.6
Industrial Conglomerates	7.8
Insurance	7.0
Machinery	1.8
Media	1.1
Metals & Mining	3.0
Multiline Retail	2.7
Oil, Gas & Consumable Fuels	11.2
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.7
Specialty Retail	2.7
Thrifts & Mortgage Finance	1.5
Short-Term Investments	11.3
Total	109.9%

See accompanying Notes to Schedules of Investments

TCW Focused Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (4.5% of Net Assets)
1,735	General Dynamics Corp.	$201,885
6,905	Northrop Grumman Corp.	429,008
	Total Aerospace & Defense	630,893
	Capital Markets (2.9%)
2,850	Goldman Sachs Group, Inc.	402,562
	Chemicals (7.8%)
8,510	Air Products & Chemicals, Inc.	524,982
15,620	Ecolab, Inc.	559,352
	Total Chemicals	1,084,334
	Commercial Services & Supplies (1.6%)
3,770	Avery Dennison Corp.	225,220
	Communications Equipment (3.5%)
26,300	Nokia Oyj (ADR)	483,394
	Computers & Peripherals (2.4%)
11,540	Dell, Inc.	338,237	*
	Diversified Consumer Services (2.4%)
13,880	H&R Block, Inc.	339,505
	Diversified Financial Services (8.7%)
13,150	Citigroup, Inc.	612,527
15,000	JPMorgan Chase & Co.	596,250
	Total Diversified Financial Services	1,208,777
	Electric Utilities (3.0%)
7,385	Exelon Corp.	424,047
	Energy Equipment & Services (20.9%)
9,230	Halliburton Co.	734,247
8,220	Noble Corp.	661,217
6,625	Schlumberger, Ltd.	844,356
8,222	Transocean, Inc.	667,215	*
	Total Energy Equipment & Services	2,907,035
	Food & Staples Retailing (5.0%)
3,335	Costco Wholesale Corp.	166,383
17,110	Sysco Corp.	524,935
	Total Food & Staples Retailing	691,318
	Industrial Conglomerates (8.9%)
5,290	3M Co.	384,848
13,900	General Electric Co.	455,225
15,160	Tyco International, Ltd.	394,918
	Total Industrial Conglomerates	1,234,991
	Insurance (4.2%)
8,850	American International Group, Inc.	579,321

	Machinery (2.9%)
7,150	Danaher Corp.	$404,976
	Metals & Mining (2.3%)
1,595	Rio Tinto PLC (ADR)	326,991
	Multiline Retail (3.4%)
10,570	Kohl’s Corp.	469,202	*
	Oil, Gas & Consumable Fuels (6.9%)
5,400	Apache Corp.	407,862
8,840	Exxon Mobil Corp.	554,710
	Total Oil, Gas & Consumable Fuels	962,572
	Road & Rail (0.7%)
1,975	Norfolk Southern Corp.	98,434
	Semiconductors & Semiconductor Equipment (1.7%)
11,420	Intel Corp.	242,903
	Specialty Retail (1.8%)
2,850	Best Buy Co., Inc.	144,381
5,535	The Gap, Inc.	100,128
	Total Specialty Retail	244,509
	Thrifts & Mortgage Finance (3.4%)
14,100	Countrywide Financial Corp.	471,504
	Total Common Stock (Cost: $12,880,580) (98.9%)	13,770,725

Principal
Amount	Short-Term Investments
$152,755	Investors Bank & Trust Depository Reserve, 3.03%	152,755
	Total Short-Term Investments (Cost: $152,755) (1.1%)	152,755
	Total Investments (Cost: $13,033,335) (100.0%)	13,923,480
	Liabilities in Excess of Other Assets (0.0%)	(6,435)
	Net Assets (100.0%)	$13,917,045

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	4.5%
Capital Markets	2.9
Chemicals	7.8
Commercial Services & Supplies	1.6
Communications Equipment	3.5
Computers & Peripherals	2.4
Diversified Consumer Services	2.4
Diversified Financial Services	8.7
Electric Utilities	3.0
Energy Equipment & Services	20.9
Food & Staples Retailing	5.0
Industrial Conglomerates	8.9
Insurance	4.2
Machinery	2.9
Metals & Mining	2.3
Multiline Retail	3.4
Oil, Gas & Consumable Fuels	6.9
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	1.7
Specialty Retail	1.8
Thrifts & Mortgage Finance	3.4
Short-Term Investments	1.1
Total	100.0%

See accompanying Notes to Schedules of Investments

TCW Growth Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Biotechnology (10.6% of Net Assets)
9,200	Affymetrix, Inc.	$351,256	*
11,400	Cubist Pharmaceuticals, Inc.	246,696	*
12,650	Encysive Pharmaceuticals, Inc.	119,795	*
10,500	Genentech, Inc.	902,160	*
4,300	Invitrogen Corp.	296,184	*
15,100	MedImmune, Inc.	515,212	*
8,350	Nektar Therapeutics	165,330	*
2,800	Neurocrine Biosciences, Inc.	170,156	*
14,650	Onyx Pharmaceuticals, Inc.	411,518	*
	Total Biotechnology	3,178,307
	Capital Markets (4.5%)
26,100	E*TRADE Group, Inc.	620,919	*
14,050	SEI Investments Co.	579,562
2,000	T. Rowe Price Group, Inc.	152,860
	Total Capital Markets	1,353,341
	Commercial Banks (3.4%)
16,300	Commerce Bancorp, Inc.	545,072
15,400	Signature Bank	468,930	*
	Total Commercial Banks	1,014,002
	Commercial Services & Supplies (13.2%)
12,800	Advisory Board Co.	639,744	*
5,750	ChoicePoint, Inc.	236,440	*
10,250	Corporate Executive Board Co.	862,435
13,150	Monster Worldwide, Inc.	560,979	*
24,500	Resources Connection, Inc.	666,155	*
26,800	Robert Half International, Inc.	979,004
	Total Commercial Services & Supplies	3,944,757
	Communications Equipment (2.1%)
5,300	F5 Networks, Inc.	342,910	*
4,400	Research In Motion, Ltd.	297,000	*
	Total Communications Equipment	639,910
	Diversified Consumer Services (2.9%)
15,600	Bright Horizons Family Solutions, Inc.	609,648	*
2,900	Strayer Education, Inc.	256,824
	Total Diversified Consumer Services	866,472
	Electrical Equipment (1.5%)
9,000	Energy Conversion Devices, Inc.	453,240	*
	Electronic Equipment & Instruments (1.1%)
13,600	Cogent, Inc.	326,808	*

	Energy Equipment & Services (6.6%)
11,600	BJ Services Co.	$469,684
5,000	National-Oilwell Varco, Inc.	380,350	*
24,800	Smith International, Inc.	1,116,000
	Total Energy Equipment & Services	1,966,034
	Health Care Equipment & Supplies (2.7%)
27,800	IntraLase Corp.	551,830	*
6,100	Kyphon, Inc.	253,577	*
	Total Health Care Equipment & Supplies	805,407
	Health Care Providers & Services (3.6%)
11,900	Express Scripts, Inc.	1,086,351	*
	Hotels, Restaurants & Leisure (5.4%)
700	Chipotle Mexican Grill, Inc., Class A	33,264	*
4,850	Ctrip.com International, Ltd. (ADR)	300,312
5,600	P.F. Chang’s China Bistro, Inc.	287,056	*
8,100	The Cheesecake Factory, Inc.	298,485	*
10,500	Wynn Resorts, Ltd.	678,090	*
	Total Hotels, Restaurants & Leisure	1,597,207
	Insurance (1.5%)
21,800	National Interstate Corp.	462,814
	Internet & Catalog Retail (3.0%)
19,650	Amazon.com, Inc.	880,713	*
	Internet Software & Services (11.1%)
30,500	eBay, Inc.	1,314,550	*
5,300	SINA Corp.	123,331	*
4,718	Websense, Inc.	311,058	*
45,150	Yahoo!, Inc.	1,550,451	*
	Total Internet Software & Services	3,299,390
	IT Services (5.5%)
7,500	Alliance Data Systems Corp.	316,875	*
6,900	CheckFree Corp.	357,558	*
18,300	Cognizant Technology Solutions Corp., Class A	958,371	*
	Total IT Services	1,632,804
	Machinery (1.1%)
6,200	Joy Global, Inc.	335,048
	Oil, Gas & Consumable Fuels (4.6%)
13,100	Plains Exploration & Production Co.	587,404	*
4,900	Ultra Petroleum Corp.	337,071	*
9,400	Whiting Petroleum Corp.	435,220	*
	Total Oil, Gas & Consumable Fuels	1,359,695
	Semiconductors & Semiconductor Equipment (7.8%)
11,600	Broadcom Corp., Class A	791,120	*
10,265	Hittite Microwave Corp.	287,420	*

10,900	Marvell Technology Group, Ltd.	$745,778	*
10,400	Silicon Laboratories, Inc.	511,992	*
	Total Semiconductors & Semiconductor Equipment	2,336,310
	Software (4.3%)
12,100	NAVTEQ Corp.	543,411	*
18,050	Salesforce.com, Inc.	740,953	*
	Total Software	1,284,364
	Specialty Retail (1.3%)
8,600	Chico’s FAS, Inc.	374,616	*
	Trading Companies & Distributors (1.9%)
12,850	MSC Industrial Direct Co., Class A	577,351
	Total Common Stock (Cost: $22,330,033) (99.7%)	29,774,941

Principal
Amount	Short-Term Investments
$141,588	Investors Bank & Trust Depository Reserve, 3.03%	141,588
	Total Short-Term Investments (Cost: $141,588) (0.5%)	141,588
	Total Investments (Cost: $22,471,621) (100.2%)	29,916,529
	Liabilities in Excess of Other Assets (-0.2%)	(66,917)
	Net Assets (100.0%)	$29,849,612

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Biotechnology	10.6%
Capital Markets	4.5
Commercial Banks	3.4
Commercial Services & Supplies	13.2
Communications Equipment	2.1
Diversified Consumer Services	2.9
Electrical Equipment	1.5
Electronic Equipment & Instruments	1.1
Energy Equipment & Services	6.6
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	3.6
Hotels, Restaurants & Leisure	5.4
Insurance	1.5
Internet & Catalog Retail	3.0
Internet Software & Services	11.1
IT Services	5.5
Machinery	1.1
Oil, Gas & Consumable Fuels	4.6
Semiconductors & Semiconductor Equipment	7.8
Software	4.3
Specialty Retail	1.3
Trading Companies & Distributors	1.9
Short-Term Investments	0.5
Total	100.2%

See accompanying Notes to Schedules of Investments

TCW Growth Insights Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Air Freight & Logistics (6.3% of Net Assets)
565	Expeditors International of Washington, Inc.	$41,550
395	UTI Worldwide, Inc.	41,368
	Total Air Freight & Logistics	82,918
	Biotechnology (6.5%)
443	Genentech, Inc.	38,062	*
390	Gilead Sciences, Inc.	23,739	*
345	Invitrogen Corp.	23,763	*
	Total Biotechnology	85,564
	Capital Markets (2.1%)
305	Affiliated Managers Group, Inc.	28,304	*
	Commercial Banks (1.9%)
729	Commerce Bancorp, Inc.	24,378
	Communications Equipment (8.6%)
1,380	Andrew Corp.	17,899	*
926	Foundry Networks, Inc.	13,918	*
845	Qualcomm, Inc.	40,526
608	Research In Motion, Ltd.	41,040	*
	Total Communications Equipment	113,383
	Consumer Finance (1.5%)
360	SLM Corp.	20,146
	Energy Equipment & Services (2.0%)
325	Halliburton Co.	25,854
	Food & Staples Retailing (6.5%)
1,368	Sysco Corp.	41,970
1,020	Walgreen Co.	44,146
	Total Food & Staples Retailing	86,116
	Food Products (2.7%)
2,505	Tyson Foods, Inc., Class A	35,897
	Health Care Equipment & Supplies (6.7%)
715	Cynosure, Inc., Class A	14,622	*
453	Foxhollow Technologies, Inc.	12,172	*
561	Medtronic, Inc.	31,680
505	Varian Medical Systems, Inc.	30,406	*
	Total Health Care Equipment & Supplies	88,880
	Health Care Providers & Services (2.8%)
285	Cardinal Health, Inc.	20,531
220	WellPoint, Inc.	16,896	*
	Total Health Care Providers & Services	37,427
	Hotels, Restaurants & Leisure (3.0%)
35	Chipotle Mexican Grill, Inc., Class A	1,663	*
745	P.F. Chang’s China Bistro, Inc.	38,189	*
	Total Hotels, Restaurants & Leisure	39,852

	Industrial Conglomerates (2.0%)
825	General Electric Co.	$27,019
	Internet & Catalog Retail (2.0%)
720	Blue Nile, Inc.	26,892	*
	Internet Software & Services (7.3%)
420	eBay, Inc.	18,102	*
120	Google, Inc., Class A	51,990	*
755	Yahoo!, Inc.	25,927	*
	Total Internet Software & Services	96,019
	Investment Companies (5.1%)
1,200	Industrial Select Sector SPDR Fund (ETF)	37,860
940	Materials Select Sector SPDR Trust (ETF)	29,836
	Total Investment Companies	67,696
	Media (1.8%)
915	XM Satellite Radio Holdings, Inc., Class A	23,955	*
	Oil, Gas & Consumable Fuels (1.6%)
435	XTO Energy, Inc.	21,350
	Pharmaceuticals (5.3%)
282	Allergan, Inc.	32,825
885	Teva Pharmaceutical Industries, Ltd. (ADR)	37,727
	Total Pharmaceuticals	70,552
	Semiconductors & Semiconductor Equipment (9.7%)
379	Analog Devices, Inc.	15,073
673	Applied Materials, Inc.	12,821
259	KLA-Tencor Corp.	13,463
530	Linear Technology Corp.	19,721
525	Marvell Technology Group, Ltd.	35,920	*
480	Maxim Integrated Products, Inc.	19,699
394	Xilinx, Inc.	11,095
	Total Semiconductors & Semiconductor Equipment	127,792
	Software (5.0%)
422	Electronic Arts, Inc.	23,033	*
1,415	Oracle Corp.	17,786	*
630	Salesforce.com, Inc.	25,861	*
	Total Software	66,680
	Specialty Retail (7.6%)
1,145	Cache, Inc.	20,656	*
918	Chico’s FAS, Inc.	39,988	*
786	Tractor Supply Co.	40,149	*
	Total Specialty Retail	100,793
	Thrifts & Mortgage Finance (2.5%)
980	Countrywide Financial Corp.	32,771

	Wireless Telecommunication Services (0.7%)
315	American Tower Corp., Class A	$9,746	*
	Total Common Stock (Cost: $1,107,266) (101.2%)	1,339,984

Principal
Amount	Short-Term Investments
$78,169	Investors Bank & Trust Depository Reserve, 3.03%	78,169
	Total Short-Term Investments (Cost: $78,169) (5.9%)	78,169
	Total Investments (Cost: $1,185,435) (107.1%)	1,418,153
	Liabilities in Excess of Other Assets (-7.1%)	(93,769)
	Net Assets (100.0%)	$1,324,384

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Air Freight & Logistics	6.3%
Biotechnology	6.5
Capital Markets	2.1
Commercial Banks	1.9
Communications Equipment	8.6
Consumer Finance	1.5
Energy Equipment & Services	2.0
Food & Staples Retailing	6.5
Food Products	2.7
Health Care Equipment & Supplies	6.7
Health Care Providers & Services	2.8
Hotels, Restaurants & Leisure	3.0
Industrial Conglomerates	2.0
Internet & Catalog Retail	2.0
Internet Software & Services	7.3
Investment Companies	5.1
Media	1.8
Oil, Gas & Consumable Fuels	1.6
Pharmaceuticals	5.3
Semiconductors & Semiconductor Equipment	9.7
Software	5.0
Specialty Retail	7.6
Thrifts & Mortgage Finance	2.5
Wireless Telecommunication Services	0.7
Short-Term Investments	5.9
Total	107.1%

See accompanying Notes to Schedules of Investments

TCW Large Cap Core Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (3.9% of Net Assets)
6,740	Boeing Co.	$460,409
1,235	General Dynamics Corp.	143,705
	Total Aerospace & Defense	604,114
	Automobiles (1.0%)
2,950	Harley-Davidson, Inc.	157,913
	Beverages (1.3%)
4,780	Coca-Cola Co. (The)	197,796
	Biotechnology (1.6%)
3,455	Amgen, Inc.	251,835	*
	Capital Markets (3.2%)
3,005	Franklin Resources, Inc.	295,992
2,625	Merrill Lynch & Co., Inc.	197,059
	Total Capital Markets	493,051
	Chemicals (1.4%)
3,015	Dow Chemical Co.	127,534
1,735	Praxair, Inc.	91,400
	Total Chemicals	218,934
	Commercial Banks (4.0%)
6,309	Bank of America Corp.	279,047
10,000	Commerce Bancorp, Inc.	334,400
	Total Commercial Banks	613,447
	Commercial Services & Supplies (1.4%)
6,800	R.R. Donnelley & Sons Co.	221,680
	Communications Equipment (5.4%)
4,675	Juniper Networks, Inc.	84,758	*
9,020	Qualcomm, Inc.	432,599
4,800	Research In Motion, Ltd.	324,000	*
	Total Communications Equipment	841,357
	Computers & Peripherals (0.9%)
4,770	Dell, Inc.	139,809	*
	Consumer Finance (1.9%)
5,200	SLM Corp.	290,992
	Diversified Financial Services (5.0%)
8,260	Citigroup, Inc.	384,751
9,700	JPMorgan Chase & Co.	385,575
	Total Diversified Financial Services	770,326
	Diversified Telecommunication Services (2.8%)
16,520	Citizens Communications Co.	202,700
7,215	Verizon Communications, Inc.	228,427
	Total Diversified Telecommunication Services	431,127

	Electric Utilities (3.6%)
6,700	Exelon Corp.	$384,714
4,775	Southern Co. (The)	166,170
	Total Electric Utilities	550,884
	Energy Equipment & Services (2.4%)
4,520	Transocean, Inc.	366,798	*
	Food & Staples Retailing (1.9%)
10,500	CVS Corp.	291,480
	Food Products (2.0%)
3,255	General Mills, Inc.	158,226
11,000	Tyson Foods, Inc., Class A	157,630
	Total Food Products	315,856
	Health Care Equipment & Supplies (1.7%)
5,260	St. Jude Medical, Inc.	258,424	*
	Health Care Providers & Services (5.4%)
3,475	Cardinal Health, Inc.	250,339
3,470	Express Scripts, Inc.	316,776	*
5,500	Health Net, Inc.	271,535	*
	Total Health Care Providers & Services	838,650
	Hotels, Restaurants & Leisure (1.3%)
4,960	Darden Restaurants, Inc.	201,674
	Household Products (1.3%)
3,475	Procter & Gamble Co.	205,824
	Industrial Conglomerates (3.6%)
9,450	General Electric Co.	309,488
9,240	Tyco International, Ltd.	240,702
	Total Industrial Conglomerates	550,190
	Insurance (4.3%)
5,250	American International Group, Inc.	343,665
10,540	Axis Capital Holdings, Ltd.	315,146
	Total Insurance	658,811
	Internet & Catalog Retail (0.8%)
2,740	Amazon.com, Inc.	122,807	*
	Internet Software & Services (3.8%)
5,530	eBay, Inc.	238,343	*
10,220	Yahoo!, Inc.	350,955	*
	Total Internet Software & Services	589,298
	IT Services (1.2%)
2,500	Infosys Technologies, Ltd. (ADR)	190,675
	Media (1.1%)
5,970	Comcast Corp., Special Class A	165,488	*

	Metals & Mining (1.9%)
1,735	Newmont Mining Corp.	$107,223
3,255	United States Steel Corp.	194,486
	Total Metals & Mining	301,709
	Multiline Retail (1.8%)
6,300	Kohl’s Corp.	279,657	*
	Oil, Gas & Consumable Fuels (8.9%)
4,540	Exxon Mobil Corp.	284,885
4,990	Peabody Energy Corp.	496,555
9,560	Valero Energy Corp.	596,831
	Total Oil, Gas & Consumable Fuels	1,378,271
	Personal Products (1.2%)
5,240	Estee Lauder Companies, Inc. (The)	191,103
	Pharmaceuticals (4.5%)
2,475	Allergan, Inc.	288,090
3,255	Johnson & Johnson, Inc.	187,293
3,795	Lilly (Eli) & Co.	214,873
	Total Pharmaceuticals	690,256
	Road & Rail (2.0%)
6,460	Canadian Pacific Railway, Ltd.	311,630
	Semiconductors & Semiconductor Equipment (1.1%)
8,260	Intel Corp.	175,690
	Software (3.6%)
1,955	Electronic Arts, Inc.	106,704	*
9,020	Microsoft Corp.	253,913
15,000	Oracle Corp.	188,550	*
	Total Software	549,167
	Specialty Retail (3.4%)
4,000	Chico’s FAS, Inc.	174,240	*
12,100	OfficeMax, Inc.	345,697
	Total Specialty Retail	519,937
	Thrifts & Mortgage Finance (2.1%)
9,510	Countrywide Financial Corp.	318,014
	Tobacco (1.5%)
3,255	Altria Group, Inc.	235,467
	Total Common Stock (Cost: $14,000,955) (100.2%)	15,490,141

Principal
Amount	Short-Term Investments
$11,345	Investors Bank & Trust Depository Reserve, 3.03%	$11,345
	Total Short-Term Investments (Cost: $11,345) (0.1%)	11,345
	Total Investments (Cost: $14,012,300) (100.3%)	15,501,486
	Liabilities in Excess of Other Assets (-0.3%)	(41,926)
	Net Assets (100.0%)	$15,459,560

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	3.9%
Automobiles	1.0
Beverages	1.3
Biotechnology	1.6
Capital Markets	3.2
Chemicals	1.4
Commercial Banks	4.0
Commercial Services & Supplies	1.4
Communications Equipment	5.4
Computers & Peripherals	0.9
Consumer Finance	1.9
Diversified Financial Services	5.0
Diversified Telecommunication Services	2.8
Electric Utilities	3.6
Energy Equipment & Services	2.4
Food & Staples Retailing	1.9
Food Products	2.0
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	5.4
Hotels, Restaurants & Leisure	1.3
Household Products	1.3
Industrial Conglomerates	3.6
Insurance	4.3
Internet & Catalog Retail	0.8
Internet Software & Services	3.8
IT Services	1.2
Media	1.1
Metals & Mining	1.9
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	8.9
Personal Products	1.2
Pharmaceuticals	4.5
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	1.1
Software	3.6
Specialty Retail	3.4
Thrifts & Mortgage Finance	2.1
Tobacco	1.5
Short-Term Investments	0.1
Total	100.3%

See accompanying Notes to Schedules of Investments

TCW Opportunity Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (0.6% of Net Assets)
4,850	Alliant Techsystems, Inc.	$375,875	*
14,200	Herley Industries, Inc.	248,074	*
	Total Aerospace & Defense	623,949
	Airlines (1.8%)
87,200	Continental Airlines, Inc., Class B	1,823,352	* +
	Auto Components (1.4%)
14,000	Lear Corp.	354,900	+
20,200	Superior Industries International, Inc.	468,640	+
25,500	Tenneco, Inc.	559,725	*
	Total Auto Components	1,383,265
	Automobiles (1.0%)
86,000	Fleetwood Enterprises, Inc.	1,023,400	*
	Biotechnology (4.9%)
54,600	Albany Molecular Research, Inc.	620,256	*
146,400	Arena Pharmaceuticals, Inc.	2,484,408	* +
8,400	Cephalon, Inc.	595,476	* +
140,600	Exact Sciences Corp.	393,680	*
76,600	Human Genome Sciences, Inc.	842,600	* +
	Total Biotechnology	4,936,420
	Capital Markets (0.9%)
19,000	Cohen & Steers, Inc.	406,790
10,400	Piper Jaffray Companies, Inc.	466,232	*
	Total Capital Markets	873,022
	Chemicals (2.0%)
58,200	Calgon Carbon Corp.	422,532	+
66,800	Chemtura Corp.	839,676
13,000	OM Group, Inc.	279,630	*
20,500	Spartech Corp.	492,615
	Total Chemicals	2,034,453
	Commercial Banks (0.3%)
12,500	South Financial Group, Inc.	326,000
	Commercial Services & Supplies (3.4%)
63,000	Allied Waste Industries, Inc.	572,670	* +
86,700	IKON Office Solutions, Inc.	1,024,794
61,800	On Assignment, Inc.	768,174	*
65,600	Tetra Tech, Inc.	1,098,800	*
	Total Commercial Services & Supplies	3,464,438
	Communications Equipment (1.7%)
204,700	3Com Corp.	935,479	*
69,500	Arris Group, Inc.	817,320	*
	Total Communications Equipment	1,752,799

	Computers & Peripherals (1.7%)
38,800	Dot Hill Systems Corp.	$294,880	*
150,600	Maxtor Corp.	1,385,520	* +
	Total Computers & Peripherals	1,680,400
	Construction & Engineering (2.5%)
61,900	Shaw Group, Inc.	2,204,878	* +
5,500	Washington Group International, Inc.	326,425
	Total Construction & Engineering	2,531,303
	Containers & Packaging (0.5%)
41,300	Smurfit-Stone Container Corp.	528,227	*
	Diversified Telecommunication Services (0.8%)
234,100	Cincinnati Bell, Inc.	819,350	*
	Electrical Equipment (2.4%)
134,600	FuelCell Energy, Inc.	1,455,026	* +
137,800	GrafTech International, Ltd.	1,029,366	*
	Total Electrical Equipment	2,484,392
	Electronic Equipment & Instruments (2.1%)
46,500	Echelon Corp.	413,850	*
276,800	Solectron Corp.	1,057,376	*
16,500	Tech Data Corp.	680,295	*
	Total Electronic Equipment & Instruments	2,151,521
	Energy Equipment & Services (2.9%)
9,300	FMC Technologies, Inc.	481,926	*
37,900	Key Energy Services, Inc.	598,820	*
46,200	Newpark Resources, Inc.	419,958	*
8,000	Oceaneering International, Inc.	475,280	*
27,800	Pride International, Inc.	981,618	*
	Total Energy Equipment & Services	2,957,602
	Food & Staples Retailing (2.7%)
35,400	Longs Drug Stores Corp.	1,238,646
121,170	Wild Oats Markets, Inc.	1,464,945	* +
	Total Food & Staples Retailing	2,703,591
	Food Products (1.7%)
60,500	Tasty Baking Co.	471,900
53,400	The Hain Celestial Group, Inc.	1,244,754	*
	Total Food Products	1,716,654
	Health Care Equipment & Supplies (3.0%)
73,900	Synovis Life Technologies, Inc.	746,390	*
90,000	Thoratec Corp.	2,277,000	*
	Total Health Care Equipment & Supplies	3,023,390
	Health Care Providers & Services (6.8%)
6,700	Amedisys, Inc.	303,845	* +
52,390	BioScrip, Inc.	403,403	*
135,500	Eclipsys Corp.	2,989,130	*
21,100	HealthExtras, Inc.	694,190	*

26,200	Kindred Healthcare, Inc.	$599,980	*
9,000	Manor Care, Inc.	351,900
11,500	Matria Healthcare, Inc.	490,705	*
69,800	NovaMed, Inc.	524,896	*
12,900	United Surgical Partners International, Inc.	500,004	*
	Total Health Care Providers & Services	6,858,053
	Hotels, Restaurants & Leisure (3.1%)
34,800	California Pizza Kitchen, Inc.	1,138,656	*
30,700	Darden Restaurants, Inc.	1,248,262
61,700	Six Flags, Inc.	716,337	* +
	Total Hotels, Restaurants & Leisure	3,103,255
	Household Durables (0.8%)
82,300	Interface, Inc., Class A	773,620	*
	Insurance (4.0%)
41,100	Bristol West Holdings, Inc.	750,075
45,300	Donegal Group, Inc., Class A	1,053,225
38,200	Max Reinsurance Capital, Ltd.	1,012,682
82,900	Phoenix Companies, Inc.	1,250,961	+
	Total Insurance	4,066,943
	IT Services (1.1%)
140,000	BearingPoint, Inc.	1,150,800	* +
	Machinery (6.9%)
52,700	AGCO Corp.	949,127	* +
54,500	Federal Signal Corp.	966,285
10,375	Joy Global, Inc.	560,665
90,700	Lindsay Manufacturing Co.	2,263,872
72,100	Wabtec Corp.	2,276,197
	Total Machinery	7,016,146
	Marine (0.7%)
12,900	Kirby Corp.	724,077	*
	Media (2.8%)
47,800	4Kids Entertainment, Inc.	820,726	* +
141,100	Mediacom Communications Corp., Class A	848,011	*
63,300	Reader’s Digest Association, Inc.	1,005,837
11,800	Regal Entertainment Group, Class A	218,418	+
	Total Media	2,892,992
	Metals & Mining (0.9%)
5,300	Allegheny Technologies, Inc.	274,805
46,600	NN, Inc.	602,072
	Total Metals & Mining	876,877
	Multiline Retail (0.4%)
19,200	Saks, Inc.	370,752	*

	Multi-Utilities (1.2%)
39,100	Avista Corp.	$747,201
15,700	NorthWestern Corp.	492,038
	Total Multi-Utilities	1,239,239
	Paper & Forest Products (1.2%)
54,500	Buckeye Technologies, Inc.	513,390	*
50,800	Glatfelter Co.	722,376
	Total Paper & Forest Products	1,235,766
	Pharmaceuticals (2.0%)
20,200	Alpharma, Inc., Class A	675,690
26,600	Andrx Corp.	466,830	*
25,700	Par Pharmaceutical Companies, Inc.	850,156	* +
	Total Pharmaceuticals	1,992,676
	Real Estate (3.4%)
38,500	Affordable Residential Communities, Inc. (REIT)	365,365	+
35,100	Crescent Real Estate Equities Co. (REIT)	743,769
101,200	Equity Inns, Inc.	1,598,960
22,200	Medical Properties Trust, Inc. (REIT)	212,232
42,000	Spirit Finance Corp. (REIT)	505,680
	Total Real Estate	3,426,006
	Road & Rail (0.0%)
4,200	RailAmerica, Inc.	41,370	*
	Semiconductors & Semiconductor Equipment (7.0%)
90,624	Brooks Automation, Inc.	1,527,921	* +
55,100	Fairchild Semiconductor International, Inc.	1,099,245	*
30,500	Intersil Corp., Class A	886,330
193,300	Mattson Technology, Inc.	2,512,900	*
75,000	Nanometrics, Inc.	1,117,500	* +
	Total Semiconductors & Semiconductor Equipment	7,143,896
	Software (4.1%)
157,000	NetIQ Corp.	2,062,980	*
50,000	THQ, Inc.	1,312,500	* +
59,200	Wind River Systems, Inc.	792,096	*
	Total Software	4,167,576
	Specialty Retail (3.6%)
166,300	Blockbuster, Inc., Class A	686,819	+
13,600	Cost Plus, Inc.	265,880	*
15,444	GameStop Corp., Class A	622,548	* +
38,400	Gymboree Corp.	946,176	*
19,300	Pier 1 Imports, Inc.	208,826	+
32,900	Too, Inc.	951,797	*
	Total Specialty Retail	3,682,046
	Textiles, Apparel & Luxury Goods (1.6%)
66,600	Warnaco Group, Inc.	1,653,012	*

	Thrifts & Mortgage Finance (3.6%)
10,300	Accredited Home Lenders Holding Co.	$541,059	* +
110,900	Bank Mutual Corp.	1,238,753
63,268	Partners Trust Financial Group, Inc.	746,562
15,950	PFF Bancorp, Inc.	504,817
13,400	The PMI Group, Inc.	579,282
	Total Thrifts & Mortgage Finance	3,610,473
	Wireless Telecommunication Services (0.9%)
53,200	Dobson Communications Corp., Class A	394,744	*
20,500	Nextel Partners, Inc., Class A	573,795	* +
	Total Wireless Telecommunication Services	968,539
	Total Common Stock (Cost: $69,322,157) (94.4%)	95,831,642

	Short-Term Investments
	Money Market Investments (1.0%)
838,222	BGI Institutional Money Market Fund, 4.381%	838,222	**
146,689	Merrimac Cash Fund - Premium Class, 4.17%	146,689	**
	Total Money Market Investments	984,911

Principal
Amount
	Other Short-Term Investments (26.2%)
$419,107	Abbey National PLC, 4.31%, due 02/02/06	419,107	**
733,444	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	733,444	**
838,222	Bank of America, 4.49%, due 03/20/06	838,222	**
230,511	Bank of America, 4.52%, due 03/17/06	230,511	**
419,111	Bank of Montreal, 4.43%, due 02/21/06	419,111	**
419,111	Bank of Nova Scotia, 4.5%, due 03/27/06	419,111	**
523,889	Barclays Bank PLC, 4.41%, due 02/27/06	523,889	**
419,111	Barclays Bank PLC, 4.5%, due 03/24/06	419,111	**
209,555	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	209,555	**
523,889	Calyon, 4.455%, due 03/02/06	523,889	**
733,444	Calyon, 4.5%, due 03/24/06	733,444	**
523,889	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	523,889	**
520,221	Commonwealth Bank of Australia, 4.516%, due 02/27/06	520,221	**
733,444	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	733,444	**
104,778	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	104,778	**
419,111	Deutsche Bank, 4.45%, due 03/13/06	419,111	**
314,333	Deutsche Bank, 4.49%, due 03/23/06	314,333	**
523,889	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	523,889	**
268,691	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	268,691	**
1,047,777	Fortis Bank, 4.42%, due 02/07/06	1,047,777	**
523,889	Fortis Bank, 4.47%, due 02/15/06	523,889	**
419,111	Greyhawk Funding, 4.513%, due 03/06/06	419,111	**
5,914,789	Investors Bank & Trust Depository Reserve, 3.03%	5,914,789

$419,111	Jupiter Securitization Corp., 4.436%, due 02/16/06	$419,111	**
268,148	Jupiter Securitization Corp., 4.468%, due 02/22/06	268,148	**
2,095,554	Merrill Lynch & Co., 4.49%, due 02/01/06	2,095,554	**
1,008,837	Morgan Stanley & Co., 4.49%, due 02/01/06	1,008,837	**
414,557	Paradigm Funding LLC, 4.489%, due 02/27/06	414,557	**
206,090	Park Avenue Receivables Corp., 4.425%, due 02/15/06	206,090	**
419,111	Rabobank Nederland, 4.51%, due 03/01/06	419,111	**
314,333	Rabobank Nederland, 4.52%, due 03/28/06	314,333	**
607,711	Ranger Funding, 4.358%, due 02/02/06	607,711	**
541,563	Sheffiled Receivables Corp., 4.524%, due 02/21/06	541,563	**
209,555	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	209,555	**
237,369	Svenska Handlesbanken, 4.47%, due 02/01/06	237,369	**
523,889	The Bank of the West, 4.5%, due 03/20/06	523,889	**
523,889	UBS AG, 4.425%, due 02/21/06	523,889	**
628,666	Wachovia Bank, 4.39%, due 02/01/06	628,666	**
1,047,777	Wells Fargo & Co., 4.3%, due 02/03/06	1,047,777	**
157,167	Yorktown Capital LLC, 4.448%, due 02/21/06	157,167	**
209,555	Yorktown Capital LLC, 4.468%, due 02/21/06	209,555	**
	Total Other Short-Term Investments	26,616,198
	Total Short-Term Investments (Cost: $27,601,109) (27.2%)	27,601,109
	Total Investments (Cost: $96,923,266) (121.6%)	123,432,751
	Liabilities in Excess of Other Assets (-21.6%)	(21,900,308)
	Net Assets (100.0%)	$101,532,443

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
*		Non-income producing.
**		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	1.8
Auto Components	1.4
Automobiles	1.0
Biotechnology	4.9
Capital Markets	0.9
Chemicals	2.0
Commercial Banks	0.3
Commercial Services & Supplies	3.4
Communications Equipment	1.7
Computers & Peripherals	1.7
Construction & Engineering	2.5
Containers & Packaging	0.5
Diversified Telecommunication Services	0.8
Electrical Equipment	2.4
Electronic Equipment & Instruments	2.1
Energy Equipment & Services	2.9
Food & Staples Retailing	2.7
Food Products	1.7
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	6.8
Hotels, Restaurants & Leisure	3.1
Household Durables	0.8
Insurance	4.0
IT Services	1.1
Machinery	6.9
Marine	0.7
Media	2.8
Metals & Mining	0.9
Multiline Retail	0.4
Multi-Utilities	1.2
Paper & Forest Products	1.2
Pharmaceuticals	2.0
Real Estate	3.4
Road & Rail	0.0 *
Semiconductors & Semiconductor Equipment	7.0
Software	4.1
Specialty Retail	3.6
Textiles, Apparel & Luxury Goods	1.6
Thrifts & Mortgage Finance	3.6
Wireless Telecommunication Services	0.9
Short-Term Investments	27.2
Total	121.6%

*                    Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW Select Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Air Freight & Logistics (0.2% of Net Assets)
96,990	Expeditors International of Washington, Inc.	$7,132,645
	Biotechnology (8.3%)
1,423,323	Amgen, Inc.	103,746,013	* +
3,078,036	Genentech, Inc.	264,464,853	*
	Total Biotechnology	368,210,866
	Commercial Banks (3.0%)
3,947,670	Commerce Bancorp, Inc.	132,010,085	+
	Communications Equipment (7.3%)
3,830,595	Cisco Systems, Inc.	71,134,149	*
5,229,496	Qualcomm, Inc.	250,806,628
	Total Communications Equipment	321,940,777
	Computers & Peripherals (7.4%)
3,799,325	Dell, Inc.	111,358,216	*
6,981,745	Network Appliance, Inc.	217,830,444	*
	Total Computers & Peripherals	329,188,660
	Diversified Consumer Services (1.2%)
989,824	Apollo Group, Inc., Class A	55,103,502	* +
	Food & Staples Retailing (2.0%)
2,032,173	Walgreen Co.	87,952,447	+
	Health Care Equipment & Supplies (3.0%)
2,180,700	Varian Medical Systems, Inc.	131,299,947	*
	Hotels, Restaurants & Leisure (3.5%)
4,868,800	Starbucks Corp.	154,340,960	*
	Industrial Conglomerates (1.6%)
2,146,075	General Electric Co.	70,283,956
	Insurance (11.6%)
1,008,166	AFLAC, Inc.	47,333,394
1,048,353	American International Group, Inc.	68,625,187
3,783,987	Progressive Corp.	397,469,994	+
	Total Insurance	513,428,575
	Internet & Catalog Retail (7.6%)
7,516,868	Amazon.com, Inc.	336,906,024	* +
	Internet Software & Services (19.3%)
7,817,028	eBay, Inc.	336,913,907	*
511,600	Google, Inc., Class A	221,650,700	*
8,551,570	Yahoo!, Inc.	293,660,914	*
	Total Internet Software & Services	852,225,521
	Media (4.2%)
167,990	Getty Images, Inc.	13,716,384	*
1,717,528	Pixar	99,238,768	*
2,731,886	XM Satellite Radio Holdings, Inc., Class A	71,520,775	* +
	Total Media	184,475,927

	Semiconductors & Semiconductor Equipment (3.9%)
2,382,517	Maxim Integrated Products, Inc.	$97,778,498
2,696,166	Xilinx, Inc.	75,924,035
	Total Semiconductors & Semiconductor Equipment	173,702,533
	Software (9.1%)
3,193,070	Adobe Systems, Inc.	126,828,740
2,863,100	Electronic Arts, Inc.	156,267,998	*
2,860,443	Salesforce.com, Inc.	117,421,185	* +
	Total Software	400,517,923
	Thrifts & Mortgage Finance (2.8%)
3,732,720	Countrywide Financial Corp.	124,822,157
	Total Common Stock (Cost: $3,115,510,460) (96.0%)	4,243,542,505

	Short-Term Investments
	Money Market Investments (0.5%)
20,739,279	BGI Institutional Money Market Fund, 4.381%	20,739,279	**
3,629,374	Merrimac Cash Fund — Premium Class, 4.17%	3,629,374	**
	Total Money Market Investments	24,368,653

Principal Amount
	Other Short-Term Investments (15.6%)
$10,369,639	Abbey National PLC, 4.31%, due 02/02/06	10,369,642	**
18,146,869	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	18,146,869	**
20,739,279	Bank of America, 4.49%, due 03/20/06	20,739,279	**
5,703,302	Bank of America, 4.52%, due 03/17/06	5,703,302	**
10,369,639	Bank of Montreal, 4.43%, due 02/21/06	10,369,639	**
10,369,639	Bank of Nova Scotia, 4.5%, due 03/27/06	10,369,639	**
12,962,049	Barclays Bank PLC, 4.41%, due 02/27/06	12,962,049	**
10,369,639	Barclays Bank PLC, 4.5%, due 03/24/06	10,369,639	**
5,184,820	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	5,184,820	**
12,962,049	Calyon, 4.455%, due 03/02/06	12,962,049	**
18,146,869	Calyon, 4.5%, due 03/24/06	18,146,869	**
12,962,049	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	12,962,049	**
12,871,315	Commonwealth Bank of Australia, 4.516%, due 02/27/06	12,871,315	**
18,146,869	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	18,146,869	**
2,592,410	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	2,592,410	**
10,369,639	Deutsche Bank, 4.45%, due 03/13/06	10,369,639	**
7,777,230	Deutsche Bank, 4.49%, due 03/23/06	7,777,230	**
12,962,049	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	12,962,049	**
6,647,961	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	6,647,961	**
25,924,099	Fortis Bank, 4.42%, due 02/07/06	25,924,099	**
12,962,049	Fortis Bank, 4.47%, due 02/15/06	12,962,049	**
10,369,639	Greyhawk Funding, 4.513%, due 03/06/06	10,369,639	**
177,641,884	Investors Bank & Trust Depository Reserve, 3.03%	177,641,884
10,369,639	Jupiter Securitization Corp., 4.436%, due 02/16/06	10,369,639	**
6,634,517	Jupiter Securitization Corp., 4.468%, due 02/22/06	6,634,517	**

$51,848,197	Merrill Lynch & Co., 4.49%, due 02/01/06	$51,848,197	**
24,960,651	Morgan Stanley & Co., 4.49%, due 02/01/06	24,960,651	**
10,256,978	Paradigm Funding LLC, 4.489%, due 02/27/06	10,256,978	**
5,099,076	Park Avenue Receivables Corp., 4.425%, due 02/15/06	5,099,076	**
10,369,639	Rabobank Nederland, 4.51%, due 03/01/06	10,369,639	**
7,777,230	Rabobank Nederland, 4.52%, due 03/28/06	7,777,230	**
15,035,977	Ranger Funding, 4.358%, due 02/02/06	15,035,977	**
13,399,339	Sheffiled Receivables Corp., 4.524%, due 02/21/06	13,399,339	**
5,184,820	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	5,184,820	**
5,872,980	Svenska Handlesbanken, 4.47%, due 02/01/06	5,872,980	**
12,962,049	The Bank of the West, 4.5%, due 03/20/06	12,962,049	**
12,962,049	UBS AG, 4.425%, due 02/21/06	12,962,049	**
15,554,459	Wachovia Bank, 4.39%, due 02/01/06	15,554,459	**
25,924,099	Wells Fargo & Co., 4.3%, due 02/03/06	25,924,099	**
3,888,615	Yorktown Capital LLC, 4.448%, due 02/21/06	3,888,615	**
5,184,820	Yorktown Capital LLC, 4.468%, due 02/21/06	5,184,820	**
	Total Other Short-Term Investments	689,836,123
	Total Short-Term Investments (Cost: $714,204,776) (16.1%)	714,204,776
	Total Investments (Cost: $3,829,715,236) (112.1%)	4,957,747,281
	Liabilities in Excess of Other Assets (-12.1%)	(536,850,765)
	Net Assets (100.0%)	$4,420,896,516

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Air Freight & Logistics	0.2%
Biotechnology	8.3
Commercial Banks	3.0
Communications Equipment	7.3
Computers & Peripherals	7.4
Diversified Consumer Services	1.2
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	3.0
Hotels, Restaurants & Leisure	3.5
Industrial Conglomerates	1.6
Insurance	11.6
Internet & Catalog Retail	7.6
Internet Software & Services	19.3
Media	4.2
Semiconductors & Semiconductor Equipment	3.9
Software	9.1
Thrifts & Mortgage Finance	2.8
Short-Term Investments	16.1
Total	112.1%

See accompanying Notes to Schedules of Investments

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Biotechnology (10.1% of Net Assets)
11,300	Affymetrix, Inc.	$431,434	* +
18,800	Alexion Pharmaceuticals, Inc.	541,816	* +
39,900	Cubist Pharmaceuticals, Inc.	863,436	*
16,700	CV Therapeutics, Inc.	410,987	* +
26,500	Encysive Pharmaceuticals, Inc.	250,955	*
15,800	Idenix Pharmaceuticals, Inc.	359,450	*
47,700	Inhibitex, Inc.	423,099	* +
20,600	Keryx Biopharmaceuticals, Inc.	330,218	*
14,700	Nektar Therapeutics	291,060	* +
9,400	Neurocrine Biosciences, Inc.	571,238	* +
23,000	Nuvelo, Inc.	394,450	*
33,370	Onyx Pharmaceuticals, Inc.	937,363	* +
21,790	Threshold Pharmaceuticals, Inc.	308,111	*
	Total Biotechnology	6,113,617
	Capital Markets (1.3%)
19,500	SEI Investments Co.	804,375
	Chemicals (0.8%)
66,500	Calgon Carbon Corp.	482,790	* +
	Commercial Banks (3.4%)
20,700	East West Bancorp, Inc.	764,037
42,730	Signature Bank	1,301,128	*
	Total Commercial Banks	2,065,165
	Commercial Services & Supplies (9.9%)
19,800	Advisory Board Co.	989,604	*
16,200	ChoicePoint, Inc.	666,144	*
28,625	Corporate Executive Board Co.	2,408,507
19,100	Monster Worldwide, Inc.	814,806	* +
40,860	Resources Connection, Inc.	1,110,983	* +
	Total Commercial Services & Supplies	5,990,044
	Communications Equipment (1.1%)
10,600	F5 Networks, Inc.	685,820	*
	Consumer Finance (1.0%)
20,900	United PanAm Financial Corp.	614,251	*
	Diversified Consumer Services (2.0%)
30,700	Bright Horizons Family Solutions, Inc.	1,199,756	*
	Electrical Equipment (2.1%)
24,900	Energy Conversion Devices, Inc.	1,253,964	* +
	Electronic Equipment & Instruments (1.5%)
38,020	Cogent, Inc.	913,621	* +
	Energy Equipment & Services (5.2%)
10,500	Dril-Quip, Inc.	661,185	*
21,200	FMC Technologies, Inc.	1,098,584	*

6,400	National-Oilwell Varco, Inc.	$486,848	*
96,050	Newpark Resources, Inc.	873,094	*
	Total Energy Equipment & Services	3,119,711
	Health Care Equipment & Supplies (6.0%)
77,915	IntraLase Corp.	1,546,613	* +
12,050	Kyphon, Inc.	500,918	* +
17,300	Neurometrix, Inc.	597,023	*
52,500	Spectranetics Corp.	542,850	*
10,870	Ventana Medical Systems, Inc.	438,496	*
	Total Health Care Equipment & Supplies	3,625,900
	Health Care Providers & Services (2.1%)
21,830	Radiation Therapy Services, Inc.	652,717	* +
15,600	Sierra Health Services, Inc.	618,072	*
	Total Health Care Providers & Services	1,270,789
	Hotels, Restaurants & Leisure (8.3%)
19,140	Buffalo Wild Wings, Inc.	606,547	* +
1,500	Chipotle Mexican Grill, Inc., Class A	71,280	*
25,500	Ctrip.com International, Ltd. (ADR)	1,578,960
18,500	P.F. Chang’s China Bistro, Inc.	948,310	* +
24,600	The Cheesecake Factory, Inc.	906,510	* +
14,300	Wynn Resorts, Ltd.	923,494	* +
	Total Hotels, Restaurants & Leisure	5,035,101
	Insurance (3.0%)
59,285	National Interstate Corp.	1,258,621
29,100	Tower Group, Inc.	559,011
	Total Insurance	1,817,632
	Internet Software & Services (3.4%)
51,500	SINA Corp.	1,198,405	* +
12,600	Websense, Inc.	830,718	* +
	Total Internet Software & Services	2,029,123
	IT Services (4.7%)
22,400	Alliance Data Systems Corp.	946,400	*
12,900	CheckFree Corp.	668,478	*
23,100	Cognizant Technology Solutions Corp., Class A	1,209,747	*
	Total IT Services	2,824,625
	Machinery (2.0%)
20,000	Bucyrus International, Inc., Class A	1,223,800
	Oil, Gas & Consumable Fuels (4.8%)
6,306	Noble Energy, Inc.	291,842
21,400	Plains Exploration & Production Co.	959,576	*
13,600	Quicksilver Resources, Inc.	683,672	* +
5,400	Ultra Petroleum Corp.	371,466	*
13,180	Whiting Petroleum Corp.	610,234	*
	Total Oil, Gas & Consumable Fuels	2,916,790

	Pharmaceuticals (3.3%)
47,400	Aspreva Pharmaceuticals Corp.	$948,000	*
8,100	AtheroGenics, Inc.	143,775	* +
53,400	Salix Pharmaceuticals, Ltd.	928,626	*
	Total Pharmaceuticals	2,020,401
	Semiconductors & Semiconductor Equipment (10.6%)
15,900	Cymer, Inc.	717,726	*
44,750	Hittite Microwave Corp.	1,253,000	*
18,900	Marvell Technology Group, Ltd.	1,293,138	*
56,600	PLX Technology, Inc.	620,336	*
26,300	Silicon Laboratories, Inc.	1,294,749	*
20,700	SiRF Technology Holdings, Inc.	697,383	*
11,000	Varian Semiconductor Equipment Associates, Inc.	544,830	*
	Total Semiconductors & Semiconductor Equipment	6,421,162
	Software (10.8%)
17,658	Adobe Systems, Inc.	701,376
22,600	ANSYS, Inc.	991,236	*
26,800	NAVTEQ Corp.	1,203,588	*
152,040	Opsware, Inc.	1,112,933	*
25,500	Red Hat, Inc.	738,225	* +
19,300	Salesforce.com, Inc.	792,265	* +
30,100	Ultimate Software Group, Inc.	657,685	*
17,800	Witness Systems, Inc.	354,932	*
	Total Software	6,552,240
	Specialty Retail (1.5%)
31,800	Golf Galaxy, Inc.	568,902	*
6,400	Tractor Supply Co.	326,912	*
	Total Specialty Retail	895,814
	Trading Companies & Distributors (1.2%)
16,800	MSC Industrial Direct Co., Class A	754,824
	Total Common Stock (Cost: $45,618,766) (100.1%)	60,631,315

	Short-Term Investments
	Money Market Investments (1.0%)
530,739	BGI Institutional Money Market Fund, 4.381%	530,739	**
92,879	Merrimac Cash Fund - Premium Class, 4.17%	92,879	**
	Total Money Market Investments	623,618

Principal Amount
	Other Short-Term Investments (21.8%) ^
$265,370	Abbey National PLC, 4.31%, due 02/02/06	$265,370	**
464,397	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	464,397	**
530,739	Bank of America, 4.49%, due 03/20/06	530,739	**
145,953	Bank of America, 4.52%, due 03/17/06	145,953	**
265,369	Bank of Montreal, 4.43%, due 02/21/06	265,369	**
265,369	Bank of Nova Scotia, 4.5%, due 03/27/06	265,369	**
331,712	Barclays Bank PLC, 4.41%, due 02/27/06	331,712	**
265,369	Barclays Bank PLC, 4.5%, due 03/24/06	265,369	**
132,685	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	132,685	**
331,712	Calyon, 4.455%, due 03/02/06	331,712	**
464,397	Calyon, 4.5%, due 03/24/06	464,397	**
331,712	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	331,712	**
329,390	Commonwealth Bank of Australia, 4.516%, due 02/27/06	329,390	**
464,397	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	464,397	**
66,342	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	66,342	**
265,369	Deutsche Bank, 4.45%, due 03/13/06	265,369	**
199,027	Deutsche Bank, 4.49%, due 03/23/06	199,027	**
331,712	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	331,712	**
170,128	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	170,128	**
663,424	Fortis Bank, 4.42%, due 02/07/06	663,424	**
331,712	Fortis Bank, 4.47%, due 02/15/06	331,712	**
265,369	Greyhawk Funding, 4.513%, due 03/06/06	265,369	**
85,796	Investors Bank & Trust Depository Reserve, 3.03%	85,796
265,369	Jupiter Securitization Corp., 4.436%, due 02/16/06	265,369	**
169,784	Jupiter Securitization Corp., 4.468%, due 02/22/06	169,784	**
1,326,847	Merrill Lynch & Co., 4.49%, due 02/01/06	1,326,847	**
638,768	Morgan Stanley & Co., 4.49%, due 02/01/06	638,768	**
262,486	Paradigm Funding LLC, 4.489%, due 02/27/06	262,486	**
130,490	Park Avenue Receivables Corp., 4.425%, due 02/15/06	130,490	**
265,369	Rabobank Nederland, 4.51%, due 03/01/06	265,369	**
199,027	Rabobank Nederland, 4.52%, due 03/28/06	199,027	**
384,786	Ranger Funding, 4.358%, due 02/02/06	384,786	**
342,902	Sheffiled Receivables Corp., 4.524%, due 02/21/06	342,902	**
132,685	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	132,685	**
150,295	Svenska Handlesbanken, 4.47%, due 02/01/06	150,295	**
331,712	The Bank of the West, 4.5%, due 03/20/06	331,712	**
331,712	UBS AG, 4.425%, due 02/21/06	331,712	**
398,054	Wachovia Bank, 4.39%, due 02/01/06	398,054	**
663,424	Wells Fargo & Co., 4.3%, due 02/03/06	663,424	**

$99,514	Yorktown Capital LLC, 4.448%, due 02/21/06	$99,514	**
132,685	Yorktown Capital LLC, 4.468%, due 02/21/06	132,685	**
	Total Other Short-Term Investments	13,193,359
	Total Short-Term Investments (Cost: $13,816,977) (22.8%)	13,816,977
	Total Investments (Cost: $59,435,743) (122.9%)	74,448,292
	Liabilities in Excess of Other Assets (-22.9%)	(13,871,103)
	Net Assets (100.0%)	$60,577,189

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
*		Non-income producing.
+		Security partially or fully lent (Note 3).
**		Represents investment of security lending collateral (Note 3).
^		Other Short-Term Investments consist of Certificates of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Biotechnology	10.1%
Capital Markets	1.3
Chemicals	0.8
Commercial Banks	3.4
Commercial Services & Supplies	9.9
Communications Equipment	1.1
Consumer Finance	1.0
Diversified Consumer Services	2.0
Electrical Equipment	2.1
Electronic Equipment & Instruments	1.5
Energy Equipment & Services	5.2
Health Care Equipment & Supplies	6.0
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	8.3
Insurance	3.0
Internet Software & Services	3.4
IT Services	4.7
Machinery	2.0
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	3.3
Semiconductors & Semiconductor Equipment	10.6
Software	10.8
Specialty Retail	1.5
Trading Companies & Distributors	1.2
Short-Term Investments	22.8
Total	122.9%

See accompanying Notes to Schedules of Investments

TCW Value Added Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
3,120	Ducommun, Inc.	$71,074	*
100	Heico Corp.	2,524	+
3,345	Heico Corp., Class A	68,004
15,238	Hexcel Corp.	318,017	*
4,540	Kaman Corp.	95,658
5,460	Ladish Co., Inc.	132,678	*
	Total Aerospace & Defense	687,955
	Automobiles (1.4%)
17,120	Monaco Coach Corp.	231,805
5,400	Winnebago Industries, Inc.	169,074	+
	Total Automobiles	400,879
	Biotechnology (0.3%)
3,570	Cambrex Corp.	78,933
	Chemicals (4.1%)
3,820	Arch Chemicals, Inc.	118,420
3,300	Cabot Corp.	129,426
7,125	Chemtura Corp.	89,561
9,805	Ferro Corp.	192,864
3,800	Georgia Gulf Corp.	129,960
3,720	HB Fuller Co.	140,579
5,780	MacDermid, Inc.	174,267
5,775	Material Sciences Corp.	80,272	*
1,785	Quaker Chemical Corp.	35,539
16,950	Wellman, Inc.	120,345
	Total Chemicals	1,211,233
	Commercial Banks (1.5%)
9,038	Banc Corp. (The)	103,033	*
4,295	Chittenden Corp.	121,849
5,378	Fulton Financial Corp.	96,535
2,120	Greene County Bancshares, Inc.	59,869
2,385	Washington Trust Bancorp, Inc.	64,300
	Total Commercial Banks	445,586
	Commercial Services & Supplies (4.9%)
3,800	ACCO Brands Corp.	93,860	*
4,800	Adesa, Inc.	122,880
10,830	Bowne & Co., Inc.	163,100
3,835	FTI Consulting, Inc.	103,737	*
3,570	Herman Miller, Inc.	108,171
6,600	Knoll, Inc.	114,906
7,000	Korn/Ferry International	138,320	*
12,125	Steelcase, Inc.	204,306
14,600	Tetra Tech, Inc.	244,550	*

5,840	TRC Companies, Inc.	$61,262	*
3,935	Volt Information Sciences, Inc.	96,329	*
	Total Commercial Services & Supplies	1,451,421
	Communications Equipment (3.5%)
13,050	Andrew Corp.	169,258	*
5,340	Belden CDT, Inc.	144,714
20,115	C-COR, Inc.	128,535	*
8,975	Dycom Industries, Inc.	221,323	*
5,400	Plantronics, Inc.	189,000
1	Powerwave Technologies, Inc.	15	*
10,000	Tekelec	156,500	*
17,575	WJ Communications, Inc.	33,920	*
	Total Communications Equipment	1,043,265
	Computers & Peripherals (1.0%)
15,570	Cray, Inc.	35,032	*
4,700	Hutchinson Technology, Inc.	130,096	* +
20,685	InFocus Corp.	80,671	*
5,570	SBS Technologies, Inc.	63,554	*
	Total Computers & Peripherals	309,353
	Construction & Engineering (1.4%)
920	EMCOR Group, Inc.	75,458	*
10,733	Insituform Technologies, Inc., Class A	272,726	*
3,500	Sterling Construction Co., Inc.	65,170	*
	Total Construction & Engineering	413,354
	Containers & Packaging (0.6%)
12,047	Myers Industries, Inc.	180,705
	Diversified Consumer Services (0.7%)
7,610	Corinthian Colleges, Inc.	96,495	*
4,945	Sotheby’s Holdings, Inc.	98,356	*
	Total Diversified Consumer Services	194,851
	Electrical Equipment (1.8%)
11,390	GrafTech International, Ltd.	85,083	*
3,355	Powell Industries, Inc.	70,623	*
3,635	Regal-Beloit Corp.	134,095	+
5,310	Smith (A.O.) Corp.	228,808
	Total Electrical Equipment	518,609
	Electronic Equipment & Instruments (12.7%)
8,650	Applied Films Corp.	194,365	*
19,285	Bell Microproducts, Inc.	122,653	*
3,485	Coherent, Inc.	107,896	*
10,640	CTS Corp.	130,978
10,505	Electro Scientific Industries, Inc.	267,562	*
2,485	Excel Technology, Inc.	62,224	*
6,900	Faro Technologies, Inc.	109,917	* +
18,390	Gerber Scientific, Inc.	204,497	*
7,950	Keithley Instruments, Inc.	121,635

56,510	KEMET Corp.	$518,762	*
7,466	LeCroy Corp.	106,017	*
5,000	Littelfuse, Inc.	147,750	*
3,435	Maxwell Technologies, Inc.	58,876	* +
4,300	Mercury Computer Systems, Inc.	83,248	*
33,640	Merix Corp.	274,166	*
13,410	Newport Corp.	227,568	*
9,135	Planar Systems, Inc.	126,246	*
20,600	Symbol Technologies, Inc.	254,410
25,636	Vishay Intertechnology, Inc.	405,818	*
13,127	Woodhead Industries, Inc.	188,241
	Total Electronic Equipment & Instruments	3,712,829
	Energy Equipment & Services (2.5%)
3,690	Gulf Island Fabrication, Inc.	103,431
19,200	Input/Output, Inc.	151,104	* +
7,500	Key Energy Services, Inc.	118,500	*
17,300	Newpark Resources, Inc.	157,257	*
4,740	Pride International, Inc.	167,369	*
1,055	Rowan Companies, Inc.	47,296
	Total Energy Equipment & Services	744,957
	Health Care Equipment & Supplies (2.1%)
2,950	Analogic Corp.	163,725
5,235	Varian, Inc.	200,867	*
8,970	Zoll Medical Corp.	245,778	*
	Total Health Care Equipment & Supplies	610,370
	Health Care Providers & Services (0.7%)
10,100	Dendrite International, Inc.	146,652	*
2,800	Kindred Healthcare, Inc.	64,120	*
	Total Health Care Providers & Services	210,772
	Hotels, Restaurants & Leisure (0.9%)
6,900	Ruby Tuesday, Inc.	197,409
3,285	The Steak & Shake Co.	60,247	*
	Total Hotels, Restaurants & Leisure	257,656
	Industrial Conglomerates (0.2%)
1,520	Standex International Corp.	46,998
	Insurance (3.4%)
13,300	Aspen Insurance Holdings, Ltd.	308,294
7,100	CRM Holdings, Ltd.	101,175	*
1,500	Endurance Specialty Holdings, Ltd.	49,395
4,300	Max Reinsurance Capital, Ltd.	113,993
3,790	NYMAGIC, Inc.	97,517
10,455	ProCentury Corp.	117,828
15,685	USI Holdings Corp.	220,845	*
	Total Insurance	1,009,047

	Internet & Catalog Retail (1.5%)
18,275	1-800-FLOWERS.COM, Inc.	$120,067	*
20,630	Alloy, Inc.	57,970	*
11,382	dELIA*s, Inc.	105,853	*
11,735	ValueVision Media, Inc.	143,754	*
	Total Internet & Catalog Retail	427,644
	Internet Software & Services (0.3%)
8,582	Interwoven, Inc.	81,615	*
	IT Services (1.9%)
7,300	AnswerThink, Inc.	36,639	*
13,725	BISYS Group, Inc.	198,875	*
12,385	Computer Task Group, Inc.	51,398	*
8,870	Gartner, Inc., Class A	122,051	*
13,600	Keane, Inc.	147,288	*
	Total IT Services	556,251
	Leisure Equipment & Products (0.5%)
8,940	Callaway Golf Co.	136,603
	Machinery (5.4%)
2,385	Barnes Group, Inc.	90,320
4,843	CIRCOR International, Inc.	132,795
8,670	Federal Signal Corp.	153,719
13,400	Flow International Corp.	140,566	* +
2,670	Flowserve Corp.	122,767	*
1,100	Graco, Inc.	44,198
5,930	Greenbrier Cos., Inc.	210,218
5,170	Kaydon Corp.	172,885
3,945	Lydall, Inc.	35,505	*
3,500	Nordson Corp.	158,970
3,100	Stewart & Stevenson Services, Inc.	80,507
3,600	Trinity Industries, Inc.	183,780	+
2,185	Wabtec Corp.	68,980
	Total Machinery	1,595,210
	Media (1.4%)
6,970	Cumulus Media, Inc.	92,074	*
2,100	Meredith Corp.	114,996
3,385	Scholastic Corp.	101,719	*
761	Thomas Nelson, Inc.	19,558
6,620	Westwood One, Inc.	99,234
	Total Media	427,581
	Metals & Mining (1.3%)
9,720	NN, Inc.	125,582
4,130	Oregon Steel Mills, Inc.	170,032	*
1,870	RTI International Metals, Inc.	84,617	*
	Total Metals & Mining	380,231
	Multiline Retail (0.8%)
12,155	Saks, Inc.	234,713	* +

	Oil, Gas & Consumable Fuels (1.8%)
9,200	Brigham Exploration Co.	$113,436	*
3,600	Comstock Resources, Inc.	115,200	*
10,700	Petrohawk Energy Corp.	171,200	*
1,840	St. Mary Land & Exploration Co.	80,298	+
790	Whiting Petroleum Corp.	36,577	*
	Total Oil, Gas & Consumable Fuels	516,711
	Personal Products (0.7%)
9,770	NBTY, Inc.	202,141	*
	Pharmaceuticals (1.4%)
4,500	Par Pharmaceutical Companies, Inc.	148,860	* +
10,500	Perrigo Co.	163,905
5,800	Valeant Pharmaceuticals International	104,168	+
	Total Pharmaceuticals	416,933
	Road & Rail (0.5%)
8,940	Covenant Transport, Inc.	136,424	*
	Semiconductors & Semiconductor Equipment (18.3%)
1,400	ADE Corp.	45,542	*
14,900	AMIS Holdings, Inc.	154,215	*
6,715	ATMI, Inc.	225,624	*
43,515	Axcelis Technologies, Inc.	275,015	*
24,035	Brooks Automation, Inc.	405,230	* +
24,858	Credence Systems Corp.	217,507	*
28,476	Entegris, Inc.	298,998	*
12,390	Exar Corp.	166,893	*
9,155	FEI Co.	211,297	*
16,175	FSI International, Inc.	89,610	*
19,925	Integrated Device Technology, Inc.	276,758	*
8,490	International Rectifier Corp.	308,781	*
18,980	Kulicke & Soffa Industries, Inc.	212,386	*
53,807	Lattice Semiconductor Corp.	243,746	*
54,600	LTX Corp.	296,478	*
10,900	Mattson Technology, Inc.	141,700	*
21,330	MKS Instruments, Inc.	463,928	*
10,700	Novellus Systems, Inc.	303,345	*
9,700	Pericom Semiconductor Corp.	94,090	*
17,300	RF Micro Devices, Inc.	125,944	*
14,924	Triquint Semiconductor, Inc.	72,829	*
10,300	Ultratech, Inc.	197,760	*
3,470	Varian Semiconductor Equipment Associates, Inc.	171,869	*
10,200	Veeco Instruments, Inc.	221,850	*
6,910	Zoran Corp.	135,505	*
	Total Semiconductors & Semiconductor Equipment	5,356,900
	Software (5.1%)
10,750	Agile Software Corp.	69,123	*
20,605	Aspen Technologies, Inc.	176,173	* +
6,500	Evans & Sutherland Computer Corp.	32,110	*

15,400	Macrovision Corp.	$286,286	*
7,385	Magma Design Automation, Inc.	74,662	*
42,437	Manugistics Group, Inc.	89,966	*
10,623	NetIQ Corp.	139,586	*
20,135	Parametric Technology Corp.	126,045	*
17,565	Phoenix Technologies, Ltd.	120,320	*
4,370	Reynolds & Reynolds Co., Class A	124,108
10,100	RSA Security, Inc.	155,237	*
13,600	TIBCO Software, Inc.	108,664	*
	Total Software	1,502,280
	Specialty Retail (4.5%)
3,600	A.C. Moore Arts & Crafts, Inc.	54,612	* +
4,630	Ann Taylor Stores, Inc.	154,272	*
7,300	Blockbuster, Inc., Class A	30,149
7,500	Christopher & Banks Corp.	148,425
3,400	Cost Plus, Inc.	66,470	*
4,100	Gymboree Corp.	101,024	*
7,385	Pacific Sunwear of California, Inc.	181,006	*
18,100	Pier 1 Imports, Inc.	195,842	+
12,400	Rent-Way, Inc.	84,444	*
19,615	Restoration Hardware, Inc.	102,586	*
5,360	West Marine, Inc.	69,680	* +
6,000	Zale Corp.	147,060	*
	Total Specialty Retail	1,335,570
	Textiles, Apparel & Luxury Goods (1.9%)
7,120	Fossil, Inc.	168,744	* +
4,500	Kellwood Co.	108,945
4,300	Kenneth Cole Productions, Inc., Class A	115,412
11,700	Quiksilver, Inc.	164,034	*
	Total Textiles, Apparel & Luxury Goods	557,135
	Thrifts & Mortgage Finance (4.7%)
9,200	Astoria Financial Corp.	264,960
11,035	BankUnited Financial Corp., Class A	310,084
12,520	Commercial Capital Bancorp, Inc.	195,437
9,297	First Niagara Financial Group, Inc.	128,299
8,270	Flushing Financial Corp.	132,734
10,285	NewAlliance Bancshares, Inc.	149,750	+
10,155	Provident Financial Services, Inc.	185,837
	Total Thrifts & Mortgage Finance	1,367,101
	Trading Companies & Distributors (0.7%)
3,255	Electro Rent Corp.	55,237	*
4,800	United Rentals, Inc.	140,688	* +
	Total Trading Companies & Distributors	195,925
	Transportation Infrastructure (0.4%)
6,200	Interpool, Inc.	123,938
	Total Common Stock (Cost: $23,454,721) (99.1%)	29,079,679

	Short-Term Investments
	Money Market Investments (0.3%)
81,251	BGI Institutional Money Market Fund, 4.381%	$81,251	**
14,219	Merrimac Cash Fund - Premium Class, 4.17%	14,219	**
	Total Money Market Investments	95,470

Principal Amount
	Other Short-Term Investments (7.4%)^
$40,624	Abbey National PLC, 4.31%, due 02/02/06	40,624	**
71,095	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	71,095	**
81,251	Bank of America, 4.49%, due 03/20/06	81,251	**
22,344	Bank of America, 4.52%, due 03/17/06	22,344	**
40,626	Bank of Montreal, 4.43%, due 02/21/06	40,626	**
40,626	Bank of Nova Scotia, 4.5%, due 03/27/06	40,626	**
50,782	Barclays Bank PLC, 4.41%, due 02/27/06	50,782	**
40,626	Barclays Bank PLC, 4.5%, due 03/24/06	40,626	**
20,313	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	20,313	**
50,782	Calyon, 4.455%, due 03/02/06	50,782	**
71,095	Calyon, 4.5%, due 03/24/06	71,095	**
50,782	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	50,782	**
50,427	Commonwealth Bank of Australia, 4.516%, due 02/27/06	50,427	**
71,095	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	71,095	**
10,156	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	10,156	**
40,626	Deutsche Bank, 4.45%, due 03/13/06	40,626	**
30,469	Deutsche Bank, 4.49%, due 03/23/06	30,469	**
50,782	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	50,782	**
26,045	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	26,045	**
101,564	Fortis Bank, 4.42%, due 02/07/06	101,564	**
50,782	Fortis Bank, 4.47%, due 02/15/06	50,782	**
40,626	Greyhawk Funding, 4.513%, due 03/06/06	40,626	**
150,031	Investors Bank & Trust Depository Reserve, 3.03%	150,031
40,626	Jupiter Securitization Corp., 4.436%, due 02/16/06	40,626	**
25,992	Jupiter Securitization Corp., 4.468%, due 02/22/06	25,992	**
203,128	Merrill Lynch & Co., 4.49%, due 02/01/06	203,128	**
97,789	Morgan Stanley & Co., 4.49%, due 02/01/06	97,789	**
40,184	Paradigm Funding LLC, 4.489%, due 02/27/06	40,184	**
19,977	Park Avenue Receivables Corp., 4.425%, due 02/15/06	19,977	**
40,626	Rabobank Nederland, 4.51%, due 03/01/06	40,626	**
30,469	Rabobank Nederland, 4.52%, due 03/28/06	30,469	**
58,907	Ranger Funding, 4.358%, due 02/02/06	58,907	**
52,495	Sheffiled Receivables Corp., 4.524%, due 02/21/06	52,495	**
20,313	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	20,313	**
23,009	Svenska Handlesbanken, 4.47%, due 02/01/06	23,009	**
50,782	The Bank of the West, 4.5%, due 03/20/06	50,782	**

$50,782	UBS AG, 4.425%, due 02/21/06	$50,782	**
60,938	Wachovia Bank, 4.39%, due 02/01/06	60,938	**
101,564	Wells Fargo & Co., 4.3%, due 02/03/06	101,564	**
15,235	Yorktown Capital LLC, 4.448%, due 02/21/06	15,235	**
20,313	Yorktown Capital LLC, 4.468%, due 02/21/06	20,313	**
	Total Other Short-Term Investments	2,156,678
	Total Short-Term Investments (Cost: $2,252,148) (7.7%)	2,252,148
	Total Investments (Cost: $25,706,869) (106.8%)	31,331,827
	Liabilities in Excess of Other Assets (-6.8%)	(2,006,087)
	Net Assets (100.0%)	$29,325,740

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Paper, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Automobiles	1.4
Biotechnology	0.3
Chemicals	4.1
Commercial Banks	1.5
Commercial Services & Supplies	4.9
Communications Equipment	3.5
Computers & Peripherals	1.0
Construction & Engineering	1.4
Containers & Packaging	0.6
Diversified Consumer Services	0.7
Electrical Equipment	1.8
Electronic Equipment & Instruments	12.7
Energy Equipment & Services	2.5
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	0.9
Industrial Conglomerates	0.2
Insurance	3.4
Internet & Catalog Retail	1.5
Internet Software & Services	0.3
IT Services	1.9
Leisure Equipment & Products	0.5
Machinery	5.4
Media	1.4
Metals & Mining	1.3
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	1.8
Personal Products	0.7
Pharmaceuticals	1.4
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	18.3
Software	5.1
Specialty Retail	4.5
Textiles, Apparel & Luxury Goods	1.9
Thrifts & Mortgage Finance	4.7
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.4
Short-Term Investments	7.7
Total	106.8%

See accompanying Notes to Schedules of Investments

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
353,050	Alliant Techsystems, Inc.	$27,361,375	* +
	Beverages (1.5%)
276,090	Molson Coors Brewing Co., Class B	17,255,625
	Biotechnology (1.3%)
338,470	Charles River Laboratories International, Inc.	15,613,621	*
	Chemicals (2.9%)
332,600	Cytec Industries, Inc.	16,496,960
534,400	International Flavors & Fragrances, Inc.	17,613,824
	Total Chemicals	34,110,784
	Commercial Banks (4.4%)
341,940	Commerce Bancorp, Inc.	11,434,474	+
943,450	North Fork Bancorporation, Inc.	24,265,534
58,649	SVB Financial Group	2,901,953	* +
178,000	Zions Bancorp.	14,074,460
	Total Commercial Banks	52,676,421
	Communications Equipment (1.9%)
1,781,250	Andrew Corp.	23,102,812	* +
	Computers & Peripherals (4.8%)
554,790	Avid Technology, Inc.	27,556,419	*
774,360	Diebold, Inc.	30,285,220
	Total Computers & Peripherals	57,841,639
	Construction & Engineering (1.9%)
276,580	EMCOR Group, Inc.	22,685,092	*
	Electronic Equipment & Instruments (7.8%)
345,200	Anixter International, Inc.	15,979,308	+
1,475,605	Celestica, Inc.	14,726,538	*
765,430	Tektronix, Inc.	22,580,185	+
2,506,065	Vishay Intertechnology, Inc.	39,671,009	*
	Total Electronic Equipment & Instruments	92,957,040
	Energy Equipment & Services (4.2%)
507,600	Cooper Cameron Corp.	24,562,764	*
299,000	Ensco International, Inc.	15,284,880
242,400	Weatherford International, Ltd.	10,854,672	*
	Total Energy Equipment & Services	50,702,316
	Health Care Equipment & Supplies (8.9%)
279,200	Beckman Coulter, Inc.	16,626,360
398,255	Edwards Lifesciences Corp.	17,101,070	* +
342,550	Hillenbrand Industries, Inc.	16,860,311
824,400	Thermo Electron Corp.	27,732,816	*
747,750	Varian, Inc.	28,691,167	*
	Total Health Care Equipment & Supplies	107,011,724

	Household Durables (2.3%)
862,170	Leggett & Platt, Inc.	$21,226,625	+
127,450	Stanley Works (The)	6,250,148
	Total Household Durables	27,476,773
	Insurance (7.3%)
613,950	Arthur J. Gallagher & Co.	17,902,782	+
565,540	Assurant, Inc.	25,969,597	+
1,024,875	Old Republic International Corp.	21,983,569
631,700	Willis Group Holdings, Ltd.	21,926,307	+
	Total Insurance	87,782,255
	Machinery (6.4%)
668,845	Dover Corp.	30,720,051
703,700	Pentair, Inc.	27,022,080	+
384,900	SPX Corp.	18,363,579	+
	Total Machinery	76,105,710
	Media (4.0%)
444,380	Dow Jones & Co., Inc.	16,890,884	+
233,450	Entercom Communications Corp.	7,047,855	* +
455,300	Univision Communications, Inc., Class A	14,496,752	*
645,510	Westwood One, Inc.	9,676,195
	Total Media	48,111,686
	Multiline Retail (3.8%)
728,000	Family Dollar Stores, Inc.	17,435,600
422,209	Federated Department Stores, Inc.	28,131,786
	Total Multiline Retail	45,567,386
	Oil, Gas & Consumable Fuels (1.3%)
273,350	Murphy Oil Corp.	15,580,950
	Pharmaceuticals (2.9%)
479,400	Par Pharmaceutical Companies, Inc.	15,858,552	* +
1,059,000	Valeant Pharmaceuticals International	19,019,640	+
	Total Pharmaceuticals	34,878,192
	Semiconductors & Semiconductor Equipment (21.2%)
680,700	Analog Devices, Inc.	27,071,439
1,492,150	Cypress Semiconductor Corp.	25,262,099	* +
822,400	Freescale Semiconductor, Inc., Class B	20,765,600	*
166,000	International Rectifier Corp.	6,037,420	*
612,700	Lam Research Corp.	28,447,661	* +
2,303,400	LSI Logic Corp.	21,076,110	* +
1,641,900	Micron Technology, Inc.	24,103,092	* +
1,099,580	National Semiconductor Corp.	31,019,152	+
1,115,900	Novellus Systems, Inc.	31,635,765	* +
2,190,100	Teradyne, Inc.	38,151,542	*
	Total Semiconductors & Semiconductor Equipment	253,569,880

	Specialty Retail (4.3%)
686,470	OfficeMax, Inc.	$19,612,448
910,150	The Gap, Inc.	16,464,613
418,900	Tiffany & Co.	15,792,530
	Total Specialty Retail	51,869,591
	Textiles, Apparel & Luxury Goods (1.5%)
571,185	Jones Apparel Group, Inc.	17,866,667
	Thrifts & Mortgage Finance (1.0%)
385,150	People’s Bank	11,820,253
	Trading Companies & Distributors (1.5%)
253,100	Grainger (W.W.), Inc.	17,952,383
	Total Common Stock (Cost: $1,000,066,859) (99.4%)	1,189,900,175

	Short-Term Investments
	Money Market Investments (0.8%)
8,691,823	BGI Institutional Money Market Fund, 4.381%	8,691,823	**
1,521,069	Merrimac Cash Fund — Premium Class, 4.17%	1,521,069	**
	Total Money Market Investments	10,212,892

Principal
Amount
	Other Short-Term Investments (19.6%) ^
$4,345,906	Abbey National PLC, 4.31%, due 02/02/06	4,345,906	**
7,605,345	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	7,605,345	**
8,691,823	Bank of America, 4.49%, due 03/20/06	8,691,823	**
2,390,251	Bank of America, 4.52%, due 03/17/06	2,390,251	**
4,345,912	Bank of Montreal, 4.43%, due 02/21/06	4,345,912	**
4,345,912	Bank of Nova Scotia, 4.5%, due 03/27/06	4,345,912	**
5,432,390	Barclays Bank PLC, 4.41%, due 02/27/06	5,432,390	**
4,345,912	Barclays Bank PLC, 4.5%, due 03/24/06	4,345,912	**
2,172,956	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	2,172,956	**
5,432,390	Calyon, 4.455%, due 03/02/06	5,432,390	**
7,605,345	Calyon, 4.5%, due 03/24/06	7,605,345	**
5,432,390	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	5,432,390	**
5,394,363	Commonwealth Bank of Australia, 4.516%, due 02/27/06	5,394,363	**
7,605,345	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	7,605,345	**
1,086,478	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	1,086,478	**
4,345,912	Deutsche Bank, 4.45%, due 03/13/06	4,345,912	**
3,259,434	Deutsche Bank, 4.49%, due 03/23/06	3,259,434	**
5,432,390	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	5,432,390	**
2,786,158	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	2,786,158	**
10,864,779	Fortis Bank, 4.42%, due 02/07/06	10,864,779	**
5,432,390	Fortis Bank, 4.47%, due 02/15/06	5,432,390	**
4,345,912	Greyhawk Funding, 4.513%, due 03/06/06	4,345,912	**
19,753,795	Investors Bank & Trust Depository Reserve, 3.03%	19,753,795
4,345,912	Jupiter Securitization Corp., 4.436%, due 02/16/06	4,345,912	**
2,780,523	Jupiter Securitization Corp., 4.468%, due 02/22/06	2,780,523	**

$21,729,558	Merrill Lynch & Co., 4.49%, due 02/01/06	$21,729,558	**
10,460,999	Morgan Stanley & Co., 4.49%, due 02/01/06	10,460,999	**
4,298,695	Paradigm Funding LLC, 4.489%, due 02/27/06	4,298,695	**
2,137,021	Park Avenue Receivables Corp., 4.425%, due 02/15/06	2,137,021	**
4,345,912	Rabobank Nederland, 4.51%, due 03/01/06	4,345,912	**
3,259,434	Rabobank Nederland, 4.52%, due 03/28/06	3,259,434	**
6,301,572	Ranger Funding, 4.358%, due 02/02/06	6,301,572	**
5,615,657	Sheffiled Receivables Corp., 4.524%, due 02/21/06	5,615,657	**
2,172,956	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	2,172,956	**
2,461,363	Svenska Handlesbanken, 4.47%, due 02/01/06	2,461,363	**
5,432,390	The Bank of the West, 4.5%, due 03/20/06	5,432,390	**
5,432,390	UBS AG, 4.425%, due 02/21/06	5,432,390	**
6,518,867	Wachovia Bank, 4.39%, due 02/01/06	6,518,867	**
10,864,779	Wells Fargo & Co., 4.3%, due 02/03/06	10,864,779	**
1,629,717	Yorktown Capital LLC, 4.448%, due 02/21/06	1,629,717	**
2,172,956	Yorktown Capital LLC, 4.468%, due 02/21/06	2,172,956	**
	Total Other Short-Term Investments	234,414,189
	Total Short-Term Investments (Cost: $244,627,081) (20.4%)	244,627,081
	Total Investments (Cost: $1,244,693,940) (119.8%)	1,434,527,256
	Liabilities in Excess of Other Assets (-19.8%)	(237,499,416)
	Net Assets (100.0%)	$1,197,027,840

Notes to the Schedule of Investments:

*	Non-income producing.
**	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.3%
Beverages	1.5
Biotechnology	1.3
Chemicals	2.9
Commercial Banks	4.4
Communications Equipment	1.9
Computers & Peripherals	4.8
Construction & Engineering	1.9
Electronic Equipment & Instruments	7.8
Energy Equipment & Services	4.2
Health Care Equipment & Supplies	8.9
Household Durables	2.3
Insurance	7.3
Machinery	6.4
Media	4.0
Multiline Retail	3.8
Oil, Gas & Consumable Fuels	1.3
Pharmaceuticals	2.9
Semiconductors & Semiconductor Equipment	21.2
Specialty Retail	4.3
Textiles, Apparel & Luxury Goods	1.5
Thrifts & Mortgage Finance	1.0
Trading Companies & Distributors	1.5
Short-Term Investments	20.4
Total	119.8%

See accompanying Notes to Schedules of Investments

TCW Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)                                                                                  January 31, 2006

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 23 no-load mutual funds known as the TCW Funds (the ‘‘Funds’’). TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Convertible Securities Fund
TCW Convertible Securities Fund	Seeks high total return from current income and capital appreciation by investing in convertible securities.
Non-Diversified U.S. Equity Funds
TCW Aggressive Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies that appear to offer above average growth prospects.
TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.
TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20-50 large capitalization value companies.
TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.
TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.
TCW Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.
TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.
TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.
TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.
TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds
TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.
TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.
TCW Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

On November 1, 2004, the TCW Large Cap Core Fund commenced operations, but it is not currently available to the general public.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Equity Funds in the preparation of their schedules of investments.

Security Valuations:   Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:   The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at January 31, 2006.

Security Lending:   The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:   Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2006. The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Aggressive Growth Equities Fund	$8,264	$8,560
TCW Convertible Securities Fund	1,731	1,774
TCW Diversified Value Fund	24,121	26,030
TCW Dividend Focused Fund	129,015	134,471
TCW Equities Fund	9,079	9,306

	Market Value of Loaned Securities	Collateral Value
TCW Opportunity Fund	$20,520	$21,686
TCW Select Equities Fund	523,280	536,563
TCW Small Cap Growth Fund	13,202	13,731
TCW Value Added Fund	1,990	2,102
TCW Value Opportunities Fund	216,134	224,873

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Aggressive	Convertible	Diversified	Dividend
	Growth	Securities	Value	Focused
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$12,795	$1,466	$22,700	$102,101
Unrealized (Depreciation)	(513)	(928)	(3,336)	(30,747)
Net Unrealized Appreciation	$12,282	$538	$19,364	$71,354
Cost of Investments for Federal Income Tax Purposes	$34,143	$19,291	$276,664	$1,096,225

		TCW	TCW	TCW
	TCW	Focused	Growth	Growth
	Equities	Equities	Equities	Insights
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$19,351	$1,186	$7,366	$257
Unrealized (Depreciation)	(1,365)	(303)	(74)	(25)
Net Unrealized Appreciation	$17,986	$883	$7,292	$232
Cost of Investments for Federal Income Tax Purposes	$84,293	$13,040	$22,625	$1,186

	TCW		TCW	TCW
	Large Cap	TCW	Select	Small Cap
	Core	Opportunity	Equities	Growth
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,809	$27,298	$1,255,558	$15,754
Unrealized (Depreciation)	(320)	(1,067)	(129,816)	(845)
Net Unrealized Appreciation	$1,489	$26,231	$1,125,742	$14,909
Cost of Investments for Federal Income Tax Purposes	$14,012	$97,202	$3,832,006	$59,540

	TCW	TCW
	Value	Value
	Added	Opportunities
	Fund	Fund
Unrealized Appreciation	$4,848	$209,378
Unrealized (Depreciation)	(431)	(22,883)
Net Unrealized Appreciation	$4,417	$186,495
Cost of Investments for Federal Income Tax Purposes	$26,915	$1,248,031

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at January 31, 2006.

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Equity Securities	Value
	Common Stock
	China (6.1% of Net Assets)
750,000	China Construction Bank, Class H	$294,887	*
150,000	China Life Insurance Company, Limited, Class H	151,769	*
250,000	China Petroleum & Chemical Corporation, Class H	154,551
380,000	PetroChina Company, Limited, Class H	377,906
250,000	Zijin Mining Group Company, Limited	144,075
36,000	ZTE Corporation, Class H	143,514
	Total China (Cost: $950,705)	1,266,702
	Hong Kong (19.3%)
23,000	Cheung Kong Holdings, Limited	247,672
22,000	Cheung Kong Infrastructure Holdings, Limited	68,426
112,000	China Mobile, Limited	548,404
200,000	China Overseas Land & Investment, Limited	104,116
110,000	China Resources Power Holdings Company, Limited	70,977
100,000	China Yurun Food Group, Limited	73,480	*
330,000	CNOOC, Limited	283,067
48,000	Cosco Pacific, Limited	98,226
20,000	Esprit Holdings, Limited	174,631
50,000	Foxconn International Holdings, Limited	88,657	*
80,000	Hong Kong Exchanges & Clearing, Limited	391,651
68,000	Hutchison Whampoa, Limited	696,616
20,000	Hysan Development Company, Limited	50,877
180,000	Peace Mark Holdings, Limited	79,316
60,000	Singamas Container Holdings, Limited	35,996
26,370	Sun Hung Kai Properties, Limited	274,042
32,000	Techtronic Industries Company, Limited	61,862
10,000	Television Broadcasts, Limited	54,379
50,000	Wharf Holdings, Limited	193,488
52,000	Wing Hang Bank, Limited	376,528
	Total Hong Kong (Cost: $3,419,666)	3,972,411
	Indonesia (2.1%)
250,000	PT Kalbe Farma Tbk	34,614
100,000	PT Medco Energi Internasional Tbk	41,278
492,000	PT Telekomunikasi Indonesia Tbk	333,772
60,000	PT United Tractors Tbk	24,428
	Total Indonesia (Cost: $331,860)	434,092
	Malaysia (3.8%)
150,000	AMMB Holdings BHD	110,544
70,000	Berjaya Sports Toto BHD	86,871
50,000	Bumiputra-Commerce Holdings BHD	73,990
37,400	Genting BHD	228,021
20,000	IOI Corporation BHD	67,191
25,000	Malaysia International Shipping Corporation BHD	65,658
24,000	Petronas Gas BHD	57,272

25,000	Proton Holdings BHD	$35,662
100,000	YTL Power International BHD	59,992
	Total Malaysia (Cost: $741,097)	785,201
	Philippines (0.8%)
100,000	Ayala Land, Incorporated (Foreign)	20,590
50,000	Banco de Oro Universal Bank	35,475
45,000	First Philippine Holdings Corporation	42,143
40,000	Jollibee Foods Corporation	29,122
900	Philippine Long Distance Telephone Company	32,087
	Total Philippines (Cost: $137,160)	159,417
	Singapore (8.5%)
90,000	Capitaland, Limited	220,080
200,000	China Sun Bio-chem Technology Group Co., Limited	81,860	*
5,000	City Developments, Limited	26,443
60,000	Cosco Corporation Singapore, Limited	41,868
40,000	DBS Group Holdings, Limited	404,775
4,000	Fraser & Neave, Limited	46,334
25,000	Keppel Corporation, Limited	202,071
50,000	Keppel Land, Limited	117,593
25,000	Olam International, Limited	23,162
10,000	Singapore Airlines, Limited	87,594
50,000	Singapore Exchange, Limited	97,514
150,000	Singapore Post, Limited	108,080
32,000	United Overseas Bank, Limited	286,255
	Total Singapore (Cost: $1,463,985)	1,743,629
	South Korea (29.6%)
3,500	Danal Company, Limitied	52,058	*
2,020	Hana Financial Group, Incorporated	99,047
5,500	Hynix Semiconductor, Incorporated	211,130	*
4,836	Hynix Semiconductor, Incorporated (144A) (Reg. S) (GDR)	183,768	* **
1,000	Hyundai Engineering & Construction Company, Limited	48,551	*
3,600	Hyundai Heavy Industries Company, Limited	260,656
3,000	Hyundai Mobis	258,783
3,200	Hyundai Motor Company	288,376
8,000	IHQ, Incorporated	62,821	*
6,580	Kookmin Bank	523,340
4,000	Korea Electric Power Corporation	173,055	*
1,000	LG Household & Health Care, Limited	64,272
2,200	LGPhilips LCD Company, Limited	99,787	*
4,500	LGPhilips LCD Company, Limited (ADR)	102,825	*
22,242	Lotte Shopping Company (144A) (GDR)	459,742	* **
150	NHN Corporation	43,906	*
500	Nong Shim Company, Limited	153,129
1,000	Pohang Iron & Steel Company, Limited	227,367
2,190	Samsung Electronics Company, Limited	1,672,320
1,670	Samsung Fire & Marine Insurance Company, Limited	219,590
6,000	Shinhan Financial Group Company, Limited	254,445	*
700	Shinsegae Company, Limited	369,416

2,500	SK Corporation	$154,165
600	SK Telecom Company, Limited	119,336
	Total South Korea (Cost: $4,473,215)	6,101,885
	Taiwan (20.1%)
50,000	Acer, Incorporated	117,082
80,500	Asustek Computer, Incorporated	266,781
37,820	AU Optronics Corporation (Foreign)	56,207
32,000	Catcher Technology Company, Limited	240,458
165,000	Cathay Financial Holding Company, Limited	308,402
160,000	China Motor Corporation	190,208
184,050	Chinatrust Financial Holding Company, Limited	147,327
250,000	Eva Airways Corporation	104,563
99,300	Formosa Chemicals & Fibre Corporation	163,632
60,000	Formosa International Hotels Corporation	118,289
10,000	Hon Hai Precision Industry Company, Limited	69,261
25,295	Hon Hai Precision Industry Company, Limited (144A) (GDR)	354,130	* **
5,000	Largan Precision Company, Limited	97,541
30,400	MediaTek, Incorporated	303,737
40,000	Powertech Technology, Incorporated	148,827
13,699	Powertech Technology, Incorporated (GDR)	100,688	*
110,000	Taiwan Fertilizer Company, Limited	136,130
60,000	Taiwan Semiconductor Manufacturing Company, Limited	124,436
79,632	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	860,026
25,000	Wellypower Optronics Corporation	142,272
160,000	Yang Ming Marine Transport	98,908
	Total Taiwan (Cost: $3,497,421)	4,148,905
	Thailand (4.2%)
300,000	Amata Corporation Public Company, Limited	126,977
20,500	Bangkok Bank Public Company, Limited	65,321
125,000	Kasikornbank Public Company, Limited	216,597
200,000	Land and Houses Public Company, Limited	50,915
9,000	PTT Exploration and Production Public Company, Limited	132,254
26,100	PTT Public Company, Limited	175,676
75,000	Thai Union Frozen Products Public Company, Limited	60,285
50,000	Thai Union Frozen Products Public Company, Limited (NVDR)	37,830
	Total Thailand (Cost: $700,142)	865,855
	Total Common Stock (Cost: $15,715,251) (94.5%)	19,478,097

	Preferred Stock
	South Korea (Cost: $330,005) (2.3%)
800	Samsung Electronics Company, Limited	467,902
	Total Equity Securities (Cost: $16,045,256) (96.8%)	19,945,999

Principal
Amount	Short-Term Investments	Value
$677,690	Investors Bank & Trust Depository Reserve, 3.03%	$677,690
	Total Short-Term Investments (Cost: $677,690) (3.3%)	677,690
	Total Investments (Cost: $16,722,946) (100.1%)	20,623,689
	Liabilities in Excess of Other Assets (-0.1%)	(22,280)
	Net Assets (100.0%)	$20,601,409

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $997,640 or 4.84% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

Investments by Industry (Unaudited)                                                                                                                                                                                                                                                                                                                January 31, 2006

Percentage of
Industry	Net Assets
Air Freight & Logistics	0.5%
Airlines	0.9
Auto Components	1.3
Automobiles	2.5
Chemicals	1.4
Commercial Banks	14.0
Communications Equipment	1.1
Computers & Peripherals	3.0
Construction & Engineering	0.2
Diversified Financial Services	2.4
Diversified Telecommunication Services	1.8
Electric Utilities	1.3
Electronic Equipment & Instruments	4.0
Food & Staples Retailing	1.9
Food Products	2.3
Gas Utilities	0.3
Hotels, Restaurants & Leisure	2.3
Household Durables	0.5
Household Products	0.3
Independent Power Producers & Energy Traders	0.3
Industrial Conglomerates	4.6
Insurance	3.3
Internet Software & Services	0.5
Leisure Equipment & Products	0.5
Machinery	1.6
Marine	1.0
Media	0.6
Metals & Mining	1.8
Oil, Gas & Consumable Fuels	6.5
Pharmaceuticals	0.2
Real Estate	6.5
Retail	2.2
Semiconductors & Semiconductor Equipment	19.8
Specialty Retail	0.9
Textiles, Apparel & Luxury Goods	0.4
Transportation Infrastructure	0.5
Water Utilities	0.3
Wireless Telecommunication Services	3.3
Short-Term Investments	3.3
Total	100.1%

See accompanying Notes to Schedules of Investments

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Equity Securities	Value
	Common Stock
	Brazil (8.9% of Net Assets)
6,954	Banco Bradesco, S.A. (ADR)	$277,743	+
3,200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	120,416
6,700	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	138,958
6,800	Petroleo Brasileiro, S.A. (ADR)	586,160
1,500	Submarino, S.A. (144A) (GDR)	70,098	* **
	Total Brazil (Cost: $548,328)	1,193,375
	China (4.5%)
2,754	China Petroleum & Chemical Corporation (ADR)	170,032
433,990	China Telecom Corporation, Limited, Class H	164,808
2,771	PetroChina Company, Limited (ADR)	277,155
	Total China (Cost: $451,633)	611,995
	Hong Kong (4.8%)
46,000	China Mobile, Limited	225,238
101,000	China Shenhua Energy Company, Class H	134,432	*
21,000	Citic Pacific, Limited	62,513
1,872	CNOOC, Limited (ADR)	161,160	+
32,000	Cosco Pacific, Limited	65,484
	Total Hong Kong (Cost: $474,688)	648,827
	Hungary (1.0%)
582	Mol Magyar Olaj- es Gazipari Rt (GDR)	60,935
1,065	OTP Bank Rt (Reg.S) (GDR)	70,716
	Total Hungary (Cost: $114,729)	131,651
	India (Cost: $184,771) (1.6%)
4,711	State Bank of India (GDR)	217,507
	Indonesia (2.4%)
115,000	PT Astra International Tbk	127,270
7,200	PT Telekomunikasi Indonesia Tbk (ADR)	199,296
	Total Indonesia (Cost: $265,437)	326,566
	Israel (1.3%)
19,470	Bank Hapoalim, Limited	89,366
23,098	Bank Leumi, Limited	86,573
	Total Israel (Cost: $109,503)	175,939
	Malaysia (2.3%)
57,450	Public Bank BHD	102,630
116,700	SP Setia BHD	110,772
35,000	Telekom Malaysia BHD	90,055
	Total Malaysia (Cost: $333,763)	303,457
	Mexico (5.4%)
6,624	America Movil, S.A. de C.V., Series L, (ADR)	223,428
2,800	Cemex, S.A. de C.V. (ADR)	184,744	+

14,300	Grupo Modelo, S.A. de C.V., Series C	$52,813
1,200	Grupo Televisa, S.A. de C.V. (ADR)	100,260
6,721	Telefonos de Mexico, S.A. de C.V., Series L, (ADR)	159,557
	Total Mexico (Cost: $560,123)	720,802
	Russia (5.4%)
3,911	LUKOIL (ADR)	298,214
4,900	Mobile Telesystems (ADR)	183,652
861	OAO Gazprom (Reg.S) (ADR)	73,702	+
900	OAO Vimpel-Communications (ADR)	42,120	*
2,634	Unified Energy System (Reg. S) (GDR)	129,329
	Total Russia (Cost: $471,899)	727,017
	South Africa (12.8%)
2,500	AngloGold Ashanti, Limited (ADR)	152,950	+
26,552	Edgars Consolidated Stores, Limited	153,260
48,901	FirstRand, Limited	155,312
3,800	Impala Platinum Holdings, Limited (ADR)	162,260
7,174	Imperial Holdings, Limited	177,507	*
4,581	Remgro, Limited	93,110
6,545	Sasol, Limited (ADR)	266,382
19,686	Standard Bank Group, Limited	264,623
11,857	Telkom S.A., Limited	289,355
	Total South Africa (Cost: $1,295,355)	1,714,759
	South Korea (20.6%)
4,101	Hana Financial Group, Incorporated	201,066
5,800	Hyundai Motor Company (144A) (GDR)	262,450	**
2,437	Kookmin Bank (ADR)	194,326	*
7,200	KT Corporation (ADR)	151,992	+
1,019	LG Electronics, Incorporated (144A) (GDR)	28,226	* **
5,433	LG Electronics, Incorporated (Reg.S) (GDR)	150,494	*
5,700	POSCO (ADR)	327,123	+
2,335	Samsung Electronics Company, Limited (144A) (GDR)	894,305	**
4,380	Shinhan Financial Group Company, Limited	185,745	*
142	Shinsegae Company, Limited	74,939
740	SK Corporation	45,633
10,800	SK Telecom Company, Limited (ADR)	250,884	+
	Total South Korea (Cost: $1,956,757)	2,767,183
	Taiwan (9.4%)
67,000	Cathay Financial Holding Company, Limited	125,230
15,185	China Steel Corporation (GDR)	262,701
170,195	Chinatrust Financial Holding Company, Limited	136,237
8,200	Chunghwa Telecom Company, Limited (ADR)	152,684
9,585	Compal Electronics, Incorporated (Reg.S) (GDR)	46,775
200,808	Taishin Financial Holdings Company, Limited	114,873

191,000	Taiwan Mobile Company, Limited	$172,450
23,480	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	253,584
	Total Taiwan (Cost: $1,314,837)	1,264,534
	Thailand (6.0%)
47,500	Advanced Info Service Public Company, Limited	125,690
71,300	Kasikornbank Public Company, Limited	131,752
19,515	PTT Public Company, Limited	131,353
44,100	PTT Public Company, Limited (Foreign)	296,794
18,100	Siam Cement Public Company, Limited	125,545
	Total Thailand (Cost: $735,347)	811,134
	Turkey (2.2%)
16,885	Akbank T.A.S. (ADR)	145,980
15,981	Turkiye Is Bankasi	144,184
	Total Turkey (Cost: $235,503)	290,164
	Total Common Stock (Cost: $9,052,673) (88.6%)	11,904,910
	Preferred Stock
	Brazil (6.3%)
216	Banco Itau Holding Financeira, S.A.	6,554
4,200	Companhia Energetica de Minas Gerais, S.A. (CEMIG) (ADR)	199,332
9,100	Companhia Vale do Rio Doce (ADR)	403,858
2,800	Uniao de Bancos Brasileiros, S.A. (UNIBANCO) (GDR)	235,816
	Total Brazil (Cost: $561,010)	845,560
	Russia (Cost: $89,400) (1.0%)
1,200	Surgutneftegaz (ADR)	128,400
	Total Preferred Stock (Cost: $650,410) (7.3%)	973,960
	Total Equity Securities (Cost: $9,703,083) (95.9%)	12,878,870

	Short-Term Investments
	Money Market Investments (0.4%)
49,309	BGI Institutional Money Market Fund, 4.381%	$49,309	***
8,629	Merrimac Cash Fund - Premium Class, 4.17%	8,629	***
	Total Money Market Investments (Cost: $57,938)	57,938

Principal Amount
	Other Short-Term Investments (16.4%)^
$24,654	Abbey National PLC, 4.31%, due 02/02/06	24,654	***
43,145	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	43,145	***
49,309	Bank of America, 4.49%, due 03/20/06	49,309	***
13,560	Bank of America, 4.52%, due 03/17/06	13,560	***
24,654	Bank of Montreal, 4.43%, due 02/21/06	24,654	***
24,654	Bank of Nova Scotia, 4.5%, due 03/27/06	24,654	***
30,818	Barclays Bank PLC, 4.41%, due 02/27/06	30,818	***
24,654	Barclays Bank PLC, 4.5%, due 03/24/06	24,654	***
12,327	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	12,327	***
30,818	Calyon, 4.455%, due 03/02/06	30,818	***
43,145	Calyon, 4.5%, due 03/24/06	43,145	***
30,818	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	30,818	***
30,602	Commonwealth Bank of Australia, 4.516%, due 02/27/06	30,602	***
43,145	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	43,145	***
6,164	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	6,164	***
24,654	Deutsche Bank, 4.45%, due 03/13/06	24,654	***
18,491	Deutsche Bank, 4.49%, due 03/23/06	18,491	***
30,818	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	30,818	***
15,806	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	15,806	***
61,636	Fortis Bank, 4.42%, due 02/07/06	61,636	***
30,818	Fortis Bank, 4.47%, due 02/15/06	30,818	***
24,654	Greyhawk Funding, 4.513%, due 03/06/06	24,654	***
981,820	Investors Bank and Trust Depository Reserve, 3.03%	981,820
24,654	Jupiter Securitization Corp., 4.436%, due 02/16/06	24,654	***
15,774	Jupiter Securitization Corp., 4.468%, due 02/22/06	15,774	***
123,277	Merrill Lynch & Co., 4.49%, due 02/01/06	123,277	***
59,345	Morgan Stanley & Co., 4.49%, due 02/01/06	59,345	***
24,387	Paradigm Funding LLC, 4.489%, due 02/27/06	24,387	***
12,123	Park Avenue Receivables Corp., 4.425%, due 02/15/06	12,123	***
24,654	Rabobank Nederland, 4.51%, due 03/01/06	24,654	***
18,491	Rabobank Nederland, 4.52%, due 03/28/06	18,491	***
35,749	Ranger Funding, 4.358%, due 02/02/06	35,749	***
31,858	Sheffiled Receivables Corp., 4.524%, due 02/21/06	31,858	***
12,327	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	12,327	***
13,963	Svenska Handlesbanken, 4.47%, due 02/01/06	13,963	***
30,818	The Bank of the West, 4.5%, due 03/20/06	30,818	***
30,818	UBS AG, 4.425%, due 02/21/06	30,818	***
36,982	Wachovia Bank, 4.39%, due 02/01/06	36,982	***
61,636	Wells Fargo & Co., 4.3%, due 02/03/06	61,636	***

$9,245	Yorktown Capital LLC, 4.448%, due 02/21/06	$9,245	***
12,327	Yorktown Capital LLC, 4.468%, due 02/21/06	12,327	***
	Total Other Short-Term Investments (Cost: $2,199,592)	2,199,592
	Total Short-Term Investments (Cost: $2,257,530) (16.8%)	2,257,530
	Total Investments (Cost: $11,960,613) (112.7%)	15,136,400
	Liabilities in Excess of Other Assets (-12.7%)	(1,702,167)
	Net Assets (100.0%)	$13,434,233

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2005, the value of these securities amounted to $1,255,079 or 9.3% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

***		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)                                                                                                     January 31, 2006

Industry	Percentage of Net Assets
Air Freight & Logistics	1.3%
Automobiles	2.9
Beverages	0.4
Commercial Banks	20.7
Computers & Peripherals	0.3
Construction Materials	2.3
Diversified Financial Services	0.7
Diversified Telecommunication Services	9.0
Electric Utilities	2.5
Food & Staples Retailing	1.5
Household Durables	1.3
Industrial Conglomerates	0.4
Insurance	0.9
Internet & Catalog Retail	0.5
Media	0.7
Metals & Mining	9.7
Oil, Gas & Consumable Fuels	19.6
Real Estate	0.8
Semiconductors & Semiconductor Equipment	8.6
Specialty Retail	1.1
Transportation Infrastructure	0.5
Water Utilities	1.0
Wireless Telecommunication Services	9.2
Short-Term Investments	16.8
Total	112.7%

See accompanying Notes to Schedules of Investments

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Argentina (6.4% of Net Assets)
$1,000,000	Banco de Galicia y Buenos Aires, S.A de C.V., (Reg. S), Variable Rate based on LIBOR + 3.5%, due 01/01/10	$977,500
1,500,000	Banco Hipotecario S.A., 4% to 12/05, 5% to 12/06, 6% thereafter, due 12/01/13	1,321,290
660,000	Telecom Personal S.A., (144A), 9.25%, due 12/22/10	669,900	*
431,472	Transportadora de Gas del Sur S.A., Series B-A, (Reg. S), 7%, due 12/15/13	409,897
350,304	Transportadora de Gas del Sur S.A., Series B-AP, (144A), 7%, due 12/15/13	332,789	*
158,064	Transportadora de Gas del Sur S.A., Series B-AP, (Reg. S), 7%, due 12/15/13	156,483
750,000	Ultrapetrol (Bahamas), Limited, 9%, due 11/24/14	675,000
	Total Argentina (Cost: $4,248,255)	4,542,859
	Bermuda (Cost: $500,000) (0.7%)
500,000	Hopson Development Holdings, Limited, (144A), 8.125%, due 11/09/12	525,000	*
	Brazil (2.9%)
934,522	Globo Comunicacoes Participacao S.A., (144A), 7.375% to 01/07, 8.375% thereafter, due 10/20/11	930,316	*
BRL 2,500,000	Republic of Brazil, 12.5%, due 01/05/16	1,154,193
	Total Brazil (Cost: $1,948,829)	2,084,509
	Cayman Islands (2.3%)
720,000	Banco Mercantil del Norte S.A./Grand Cayman, (Reg S), Variable Rate based on 5 Year US Treasury + 4.3% thereafter, due 02/17/14	718,965
600,000	LPG International, Inc., (144A), 7.25%, due 12/20/15	594,600	*
350,000	Vale Overseas, Limited, 6.25%, due 01/11/16	350,000
	Total Cayman Islands (Cost: $1,664,229)	1,663,565
	China (4.3%)
420,000	Asia Aluminum Holdings, Limited, (144A), 8%, due 12/23/11	414,750	*
750,000	Chaoda Modern Agriculture (Holdings), Limited, (Reg. S), 7.75%, due 02/08/10	750,000
1,500,000	New Asat Finance, Limited, (Reg. S), 9.25%, due 02/01/11	1,207,500
700,000	Titan Petrochemicals Group, Limited, (Reg. S), 8.5%, due 03/18/12	665,000
	Total China (Cost: $3,172,624)	3,037,250
	Colombia (2.1%)
550,000	Chivor S.A., (144A), 9.75%, due 12/30/14	605,000	*
783,323	Republic of Colombia, 9.75%, due 04/09/11	877,322
	Total Colombia (Cost: $1,331,847)	1,482,322
	Dominican Republic (Cost: $3,890,693) (3.2%)
4,000,000	TRICOM S.A., 11.375%, due 09/01/04	2,280,000	** #

	Egypt (3.5%)
$1,750,000	Petroleum Export, Limited, Series A3, (144A), 5.265%, due 06/15/11	$1,729,525	*
700,000	Republic of Egypt, (144A), 0%, due 05/23/06	754,068	*
	Total Egypt (Cost: $2,449,988)	2,483,593
	Guatemala (Cost: $850,814) (1.2%)
850,000	Empresa Electric a de Guatemala, (144A), 8.5%, due 12/21/14	879,750	*
	Hong Kong (2.3%)
900,000	Noble Group Limited, (144A), 6.625%, due 03/17/15	828,530	*
750,000	Panva Gas Holdings, Limited, 8.25%, due 09/23/11	789,375
	Total Hong Kong (Cost: $1,682,941)	1,617,905
	Indonesia (9.5%)
1,576,595	Indocoal Exports Cayman, Limited, (144A), 7.134%, due 07/06/12	1,576,595	*
500,000	PGN Euro Finance, Limited, 7.5%, due 09/10/13	506,875
1,000,000	PT Bank Danamon Indonesia Tbk, (Reg. S), 7.65%, due 03/30/14	1,017,500
IDR 15,530,000,000	Republic of Indonesia, 13.45%, due 08/15/11	1,697,193
2,233,680	Republic of Indonesia, Loan Participation Agreement dated 06/14/95, Credit Suisse First Boston International as Counterparty, Variable Rate based on LIBOR + 0.875%, due 12/14/19	1,943,302	**
	Total Indonesia (Cost: $6,298,060)	6,741,465
	Israel (Cost: $936,500) (1.3%)
936,500	Delek & Avner-Yam Tethys, (144A), Variable Rate based on LIBOR + 1.1%, due 08/01/13	936,500	*
	Kazakhstan (2.8%)
1,000,000	Kazkommerts International B.V., (144A), 7.875%, due 04/07/14	1,046,250	*
900,000	Turanalem Finance B.V., (144A), 8%, due 03/24/14	928,125	*
	Total Kazakhstan (Cost: $1,804,422)	1,974,375
	Luxembourg (2.2%)
710,000	Eurasia Capital S.A., 8.625%, due 06/30/08	715,325
800,000	Evraz Group S.A., (144A), 8.25%, due 11/10/15	808,000	*
	Total Luxembourg (Cost: $1,503,423)	1,523,325
	Mexico (6.1%)
600,000	Corporation Interamericana de Entretenimiento, S.A. de C.V., (Reg. S), 8.875%, due 06/14/15	595,500
730,000	Desarrolladora Homex S.A. de C.V., (Reg S), 7.5%, due 09/28/15	715,400
2,900,000	Grupo Isuacell, S.A. de C.V., 10%, due 06/15/07	2,566,500	** #
1,000,000	Grupo Iusacell, S.A. de C.V., 14.25%, due 12/01/06	450,000	** #
	Total Mexico (Cost: $4,117,874)	4,327,400

	Netherlands (1.3%)
$200,000	Excelcomindo Finance Company BV, (144A), 7.125%, due 01/18/13	$200,500	*
700,000	Intergas Finance BV, (Reg S), 6.875%, due 11/04/11	721,000
	Total Netherlands (Cost: $914,491)	921,500
	Panama (Cost: $1,499,024) (2.1%)
1,500,000	Banco Continental de Panama S.A., (144A), 6.625%, due 12/01/10	1,495,035	*
	Peru (Cost: $941,602) (1.3%)
950,000	Southern Copper Corporation, 7.5%, due 07/27/35	951,552
	Qatar (Cost: $579,150) (0.9%)
540,000	Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14	617,436
	Russia (5.7%)
1,470,000	GPB Eurobond Finance PLC 4C Gazprombank, 6.5%, due 09/23/15	1,433,250
550,000	Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08	583,275
1,000,000	Sberbank RF, Loan Participation Note issued by UBS Luxembourg S.A., 6.23% to 02/11/10, Variable Rate based on 5 Year US Treasury + 3.735% thereafter, due 02/11/15	1,012,670
1,000,000	VTB Capital S.A., (144A), 6.25%, due 07/02/35	1,027,500	*
	Total Russia (Cost: $4,020,534)	4,056,695
	Singapore (3.9%)
1,000,000	Avago Technologies Finance, (144A), Variable rate based on LIBOR +5.5%, due 12/01/07, 9.91%, due 06/01/13	1,022,500	*
750,000	Chartered Semiconductor Manufacturing, Limited, 5.75%, due 08/03/10	749,589
800,000	STATS ChipPAC, Limited, 6.75%, due 11/15/11	784,000
200,000	STATS ChipPAC, Limited, 6.75%, due 11/15/11	196,000
	Total Singapore (Cost: $2,763,464)	2,752,089
	South Africa (Cost: $866,241) (1.4%)
920,000	Cell C Pty, Limited, (144A), 11%, due 07/01/15	998,200	*
	South Korea (4.1%)
300,000	C&M Finance, Limited, (144A), 8.1%, due 02/01/16	302,671	*
850,000	Hanarotelecom, Inc., (144A), 7%, due 02/01/12	842,562	*
950,000	Hynix Semiconductor, Inc., (144A), 9.875%, due 07/01/12	1,043,812	*
700,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, Variable Rate based on U.S. LIBOR + 3.25%, due 12/15/11	700,000
	Total South Korea (Cost: $2,774,844)	2,889,045
	Trinidad & Tobago (Cost: $418,392) (0.6%)
420,000	National Gas Company of Trinidad and Tobago, Limited, (144A), 6.05%, due 01/15/36	413,363	*
	Turkey (Cost: $900,000) (1.3%)
900,000	Bosphorus Financial Services, (144A), Variable Rate based on the U.S. LIBOR + 1.80%, due 02/15/12	904,631	*

	United States (3.0%)
$1,050,000	Citigroup Funding, (144A), 0%, due 11/02/06	$1,074,213	*
ILS 4,732,770	State of Israel, 6%, due 01/31/10	1,020,375
	Total United States (Cost: $2,069,373)	2,094,588
	Total Fixed Income Securities (Cost: $54,147,614) (76.4%)	54,193,952

	Currency Options
50,000,000	USD Call / HKD Put, Strike Price HKD 7.80, expire 01/12/07	$2,000
90,000,000	USD Put / CNY Call, Strike Price CNY 7.984, expire 02/28/06	126,000
	Total Currency Options (Cost: $808,300) (0.2%)	128,000

	Short-Term Investments
16,199,642	Investors Bank & Trust Depository Reserve, 3.03%	$16,199,642
	Total Short-Term Investments (Cost: $16,199,642) (22.8%)	16,199,642
	Total Investments (Cost: $71,155,556) (99.4%)	70,521,594
	Excess of Other Assets over Liabilities (0.6%)	414,678
	Net Assets (100.0%)	$70,936,272

Notes to the Schedule of Investments:

BRL	-	Brazilian Real
CNY	-	Chinese Yuan
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $22,551,897 or 31.79% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

**		Non-income producing.
#		Company is in default and is not making interest payments.

Investments by Industry (Unaudited)                                                                                                                                                                                                                                                                                                                January 31, 2006

Percentage of
Industry	Net Assets
Banking	13.0%
Beverages, Food & Tobacco	1.1
Building Materials	0.6
Chemicals	1.9
Coal	2.2
Communications	0.8
Currency Options	0.2
Electric Utilities	2.1
Electronics	6.4
Entertainment & Leisure	0.9
Financial Services	12.2
Foreign Government Securities	1.5
Government Backed	9.1
Home Construction, Furnishings & Appliances	1.0
Media - Broadcasting & Publishing	0.4
Metals	3.0
Oil & Gas	6.1
Real Estate	0.7
Telecommunications	3.2
Telephone Communications, exc. Radio	5.1
Telephone Systems	4.2
Transportation	0.9
Short-Term Investments	22.8
Total	99.4%

See accompanying Notes to Schedules of Investments

TCW Select International Growth Equities Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Number of
Shares	Common Stock	Value
	Brazil (2.1% of Net Assets)
3,200	Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)	$302,400
6,800	Submarino, S.A. (144A) (GDR)	317,779	* **
	Total Brazil (Cost: $291,196)	620,179
	France (14.1%)
45,000	Alcatel S.A.	598,751	*
5,077	Lagardere S.C.A.	404,096
400	Sanofi-Aventis	36,671
5,150	Sanofi-Aventis	472,037
5,220	Total S.A.	1,444,491
11,110	Veolia Environnement	562,845
22,900	Vivendi Universal S.A.	716,665
	Total France (Cost: $3,845,541)	4,235,556
	Germany (14.4%)
2,800	Allianz AG	453,225
3,764	Allianz AG	606,229	+
6,240	Fresenius Medical Care AG	663,051	+
17,650	Metro AG	896,973
4,725	SAP AG	969,898
8,170	Siemens AG	744,109	+
	Total Germany (Cost: $3,975,860)	4,333,485
	Great Britain (18.5%)
6,300	AstraZeneca PLC	305,264
30,000	BP PLC	361,759
130,772	British Sky Broadcasting PLC	1,128,816
89,000	EasyJet PLC	594,686	*
32,435	GlaxoSmithKline PLC	829,564
54,202	HSBC Holdings PLC	900,287
685,695	Vodafone Group PLC	1,440,721
	Total Great Britain (Cost: $5,755,116)	5,561,097
	Japan (26.1%)
34,000	Aoyama Trading Company, Limited	1,131,543
33,000	Daiwa House Industry Company, Limited	554,238
7,000	Fanuc, Limited	616,052
42	Mitsubishi UFJ Financial Group, Incorporated	605,908
85	Mizuho Financial Group, Incorporated	695,685
405	NTT DoCoMo, Incorporated	648,697
21,500	Shin-Etsu Chemical Company, Limited	1,223,312
5,700	SMC Corporation	872,725
19,000	Sony Corporation	924,927
11,000	Toyota Motor Corporation	569,018
	Total Japan (Cost: $5,953,957)	7,842,105
	Netherlands (14.6%)
40,907	ABN AMRO Holdings, N.V.	1,133,604
9,000	ASML Holding, N.V.	202,883	* +
28,200	European Aeronautic Defense and Space Company, N.V.	1,103,708

22,463	Koninklijke (Royal) Philips Electronics, N.V.	$757,170
153,500	Koninklijke Ahold, N.V.	1,186,470	*
	Total Netherlands (Cost: $3,981,929)	4,383,835
	Russia (Cost: $268,136) (0.9%)
7,400	Mobile Telesystems (ADR)	277,352
	Spain (Cost: $1,168,845) (3.7%)
73,863	Telefonica S.A.	1,125,890
	Switzerland (5.5%)
10,350	Credit Suisse Group	603,593
1,175	Nobel Biocare Holding AG	265,822
1,054	Serono S.A., Class B	798,470
	Total Switzerland (Cost: $1,375,080)	1,667,885
	Total Common Stock (Cost: $26,615,660) (99.9%)	30,047,384

	Short-Term Investments
	Money Market Investments (0.4%)
81,319	BGI Institutional Money Market Fund, 4.381%	81,319	***
14,231	Merrimac Cash Fund — Premium Class, 4.17%	14,231	***
34,862	TCW Money Market Fund, 3.64%	34,862	#
	Total Money Market Investments (Cost: $130,412)	130,412
Principal Amount
	Other Short-Term Investments (7.1%)^
$40,659	Abbey National PLC, 4.31%, due 02/02/06	40,659	***
71,154	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	71,154	***
81,318	Bank of America, 4.49%, due 03/20/06	81,318	***
22,363	Bank of America, 4.52%, due 03/17/06	22,363	***
40,659	Bank of Montreal, 4.43%, due 02/21/06	40,659	***
40,659	Bank of Nova Scotia, 4.5%, due 03/27/06	40,659	***
50,824	Barclays Bank PLC, 4.41%, due 02/27/06	50,824	***
40,659	Barclays Bank PLC, 4.5%, due 03/24/06	40,659	***
20,330	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	20,330	***
50,824	Calyon, 4.455%, due 03/02/06	50,824	***
71,154	Calyon, 4.5%, due 03/24/06	71,154	***
50,824	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	50,824	***
50,468	Commonwealth Bank of Australia, 4.516%, due 02/27/06	50,468	***
71,154	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	71,154	***
10,165	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	10,165	***
40,659	Deutsche Bank, 4.45%, due 03/13/06	40,659	***
30,494	Deutsche Bank, 4.49%, due 03/23/06	30,494	***
50,824	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	50,824	***
26,067	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	26,067	***
101,648	Fortis Bank, 4.42%, due 02/07/06	101,648	***
50,824	Fortis Bank, 4.47%, due 02/15/06	50,824	***
40,659	Greyhawk Funding, 4.513%, due 03/06/06	40,659	***
126,493	Investors Bank & Trust Depository Reserve, 3.03%	126,493
40,659	Jupiter Securitization Corp., 4.436%, due 02/16/06	40,659	***
26,014	Jupiter Securitization Corp., 4.468%, due 02/22/06	26,014	***

$203,296	Merrill Lynch & Co., 4.49%, due 02/01/06	$203,296	***
97,870	Morgan Stanley & Co., 4.49%, due 02/01/06	97,870	***
40,217	Paradigm Funding LLC, 4.489%, due 02/27/06	40,217	***
19,993	Park Avenue Receivables Corp., 4.425%, due 02/15/06	19,993	***
40,659	Rabobank Nederland, 4.51%, due 03/01/06	40,659	***
30,494	Rabobank Nederland, 4.52%, due 03/28/06	30,494	***
58,956	Ranger Funding, 4.358%, due 02/02/06	58,956	***
52,539	Sheffiled Receivables Corp., 4.524%, due 02/21/06	52,539	***
20,330	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	20,330	***
23,028	Svenska Handlesbanken, 4.47%, due 02/01/06	23,028	***
50,824	The Bank of the West, 4.5%, due 03/20/06	50,824	***
50,824	UBS AG, 4.425%, due 02/21/06	50,824	***
60,989	Wachovia Bank, 4.39%, due 02/01/06	60,989	***
101,648	Wells Fargo & Co., 4.3%, due 02/03/06	101,648	***
15,247	Yorktown Capital LLC, 4.448%, due 02/21/06	15,247	***
20,330	Yorktown Capital LLC, 4.468%, due 02/21/06	20,330	***
	Total Other Short-Term Investments (Cost: $2,134,799)	2,134,799
	Total Short-Term Investments (Cost: $2,265,211) (7.5%)	2,265,211
	Total Investments (Cost: $28,880,871) (107.4%)	32,312,595
	Liabilities in Excess of Other Assets (-7.4%)	(2,238,369)
	Net Assets (100.0%)	$30,074,226

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
*		Non-income producing.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $317,779 or 1.1% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

***		Represents investment of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
#		Affiliated Investment.
^		Other Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits

Investments by Industry (Unaudited)                                                                                                     January 31, 2006

Percentage of
Industry	Net Assets
Aerospace & Defense	3.7%
Airlines	2.0
Automobiles	1.9
Biotechnology	2.6
Capital Markets	2.0
Chemicals	4.1
Commercial Banks	11.1
Communications Equipment	2.0
Diversified Telecommunication Services	3.7
Food & Staples Retailing	6.9
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	2.2
Household Durables	7.4
Industrial Conglomerates	2.5
Insurance	3.5
Internet & Catalog Retail	1.1
Machinery	4.9
Media	7.4
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	7.0
Pharmaceuticals	5.5
Semiconductors & Semiconductor Equipment	0.7
Software	3.2
Specialty Retail	3.8
Wireless Telecommunication Services	7.9
Short-Term Investments	7.5
Total	107.4%

See accompanying Notes to Schedules of Investments

TCW Funds, Inc.

International

Notes to Schedules of Investments (Unaudited)                                                                                                                                                                                                                                                       January 31, 2006

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 23 no-load mutual funds known as the TCW Funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Select International Growth Equities Fund. SGAM Singapore (“SGAM”) is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGAM are the second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report (“International Funds”):

TCW Fund	Investment Objective
Non-Diversified Equity Funds
TCW Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.
TCW Select International Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of non-U.S. companies in both developed and emerging market countries around the world.
Non-Diversified Fixed Income Fund
TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies, instrumentalities or private corporate issuers.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:   Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:   Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 6).

Repurchase Agreements:   The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There are no repurchase agreements outstanding at January 31, 2006.

Security Lending:   The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:   Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2006. The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Emerging Markets Equities Fund	$1,234	$1,276
TCW Select International Growth Equities Fund	1,981	2,104

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

				TCW
	TCW	TCW	TCW	Select
	Asia	Emerging	Emerging	International
	Pacific	Markets	Markets	Growth
	Equities	Equities	Income	Equities
	Fund	Fund	Fund	Fund
Unrealized Appreciation	4,040	3,266	3,893	4,118
Unrealized (Depreciation)	(152)	(124)	(2,690)	(691)
Net Unrealized Appreciation	$3,888	$3,142	$1,203	$3,427
Cost of Investments for
Federal Income Tax Purposes	16,736	11,995	69,319	28,886

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at January 31, 2006.

Note 6 — Forward Foreign Currency Contracts

The fund listed below invested in forward foreign currency contracts during the period ended January 31, 2006. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund’s investment in foreign securities. These contracts are “marked-to-market” at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund’s financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through the sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at January 31, 2006:

TCW Emerging Markets Income Fund :

			Unrealized
Expiration		In Exchange	Appreciation
Date	Contract to Buy	for U.S. $	on Contract
12/05/2006	Indian Rupee 49,755,000	$1,070,000	$38,900

TCW Money Market Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Agency Securities (8.0% of Net Assets)
$8,100,000	Federal Home Loan Bank, 4.1%, due 02/03/06	$8,067,713
5,000,000	Federal Home Loan Bank, 4.15%, due 07/12/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.25%, due 10/23/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.555%, due 11/21/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.75%, due 12/29/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.8%, due 02/20/07	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.875%, due 02/26/07	5,000,000
5,000,000	Federal National Mortgage Association, 4.05%, due 08/14/06	4,999,502
	Total Agency Securities (Cost: $43,067,215)	43,067,215
	Commercial Paper (48.6%)
15,000,000	Abbey National North America LLC, 4.37%, due 02/01/06	14,987,254
10,000,000	Abbey National North America LLC, 4.4%, due 02/02/06	9,991,444
20,000,000	American Express Credit Corp., 4.3%, due 02/10/06	19,916,389
2,600,000	Barclays U.S. Funding Corp., 4.33%, due 02/10/06	2,590,618
4,000,000	Barclays U.S. Funding Corp., 4.4%, due 02/10/06	3,991,200
20,000,000	BNP Paribas Finance, Inc., 4.486%, due 02/07/06	19,982,555
10,000,000	ChevronTexaco Funding Corp., 4.24%, due 02/03/06	9,972,911
4,400,000	Danske Corp., 4.49%, due 02/06/06	4,396,707
16,200,000	Deutsche Bank Financial LLC, 4.476%, due 02/07/06	16,185,901
15,000,000	Dresdner U.S. Finance, Inc., 4.33%, due 02/06/06	14,949,483
7,095,000	HBOS Treasury Services, 4.24%, due 02/09/06	7,024,807
2,800,000	HBOS Treasury Services, 4.28%, due 02/01/06	2,793,009
2,100,000	HBOS Treasury Services, 4.3%, due 02/01/06	2,096,488
5,600,000	HBOS Treasury Services, 4.45%, due 02/23/06	5,578,541
5,000,000	HSBC Finance Corp., 4.3%, due 02/01/06	4,991,042
10,000,000	HSBC Finance Corp., 4.48%, due 02/10/06	9,986,311
5,000,000	ING (US) Funding LLC, 4.4%, due 03/28/06	4,946,222
15,000,000	LaSalle Bank Corp., 4.43%, due 02/03/06	14,987,079
10,000,000	LaSalle Bank Corp., 4.47%, due 02/06/06	9,991,308
3,100,000	Paccar Financial Corp., 4.45%, due 02/03/06	3,097,318
10,000,000	Prudential Funding LLC, 4.25%, due 02/02/06	9,982,292
10,000,000	Prudential Funding LLC, 4.38%, due 02/02/06	9,991,483
25,000,000	Rabobank USA Finance Corp., 4.47%, due 02/01/06	24,996,896
10,000,000	Toyota Motor Credit Corp., 4.33%, due 02/06/06	9,977,147
25,000,000	UBS Finance Deleware LLC, 4.47%, due 02/01/06	24,996,896
	Total Commercial Paper (Cost: $262,401,301)	262,401,301
	Corporate Fixed Income Securities (43.3%)
5,000,000	American General Finance Corp., 3%, due 11/15/06	4,931,013
10,000,000	American General Finance Corp., 5.875%, due 07/14/06	10,079,243
10,000,000	Bank of America Corp., 4.75%, due 10/15/06	10,004,573
15,000,000	Bank One Corp., 4.036%, due 02/27/06	15,002,445
7,500,000	Bank One Corp., 6.5%, due 02/01/06	7,500,000
6,000,000	Citigroup, Inc., 3.97%, due 09/01/06	6,004,205
13,500,000	Citigroup, Inc., 4.015%, due 03/20/06	13,502,550
10,000,000	General Electric Capital Corp., 3.947%, due 02/06/06	10,000,331
5,000,000	General Electric Capital Corp., 4.461%, due 02/03/06	5,000,054

$10,000,000	General Electric Capital Corp., 4.627%, due 09/18/06	$10,008,881
13,750,000	Goldman Sachs Group, Inc., 4.02%, due 02/21/06	13,751,653
5,000,000	Goldman Sachs Group, Inc., 4.129%, due 08/01/06	5,001,785
5,000,000	Goldman Sachs Group, Inc., 4.37%, due 07/28/06	5,003,948
5,000,000	International Lease Finance Corp., 5.75%, due 10/15/06	5,043,438
5,000,000	International Lease Finance Corp., 5.75%, due 10/16/06	5,028,490
2,920,000	Merrill Lynch & Co., Inc., 2.47%, due 03/10/06	2,915,669
1,450,000	Merrill Lynch & Co., Inc., 4.755%, due 01/26/07	1,451,695
3,100,000	Merrill Lynch & Co., Inc., 4.76%, due 03/07/06	3,100,800
5,000,000	Merrill Lynch & Co., Inc., 4.88%, due 04/18/06	5,003,213
20,000,000	Morgan Stanley, 4.25%, due 03/27/06	20,009,240
4,745,000	Paccar Financial Corp., 2.5%, due 08/01/06	4,712,346
16,000,000	Paccar Financial Corp., 3.681%, due 06/05/06	15,996,923
10,000,000	Suntrust Bank, 3.961%, due 03/24/06	10,000,672
10,000,000	Toyota Motor Credit Corp., 3.791%, due 06/05/06	10,001,787
9,450,000	Wal-Mart Stores, Inc., 4.351%, due 03/16/06	9,448,460
20,000,000	Wells Fargo & Co., 3.861%, due 03/03/06	20,002,176
5,000,000	Wells Fargo & Co., 5.9%, due 05/21/06	5,031,164
	Total Corporate Fixed Income Securities (Cost: $233,536,754)	233,536,754
	Total Fixed Income Securities (Cost: $539,005,270) (99.9%)	539,005,270

	Other Short-Term Investments (Cost: $41,016) (0.0%)
41,016	Investors Bank & Trust Depository Reserve, 3.03%	41,016
	Total Investments (Cost: $539,046,286) (99.9%)	539,046,286
	Excess of Other Assets over Liabilities (0.1%)	616,591
	Net Assets (100.0%)	$539,662,877

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
U.S. Government Securities	8.0%
Automobiles	3.8
Banking & Financial Services	79.0
Insurance	5.6
Oil & Gas	1.8
Retailers	1.7
Short-Term Investments	0.0 **
Total	99.9%

**	Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Corporate Bonds
	Advertising (0.0% of Net Assets)
$25,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$27,312
	Aerospace & Defense (0.5%)
50,000	Goodrich Corp., 7.625%, due 12/15/12	56,310
50,000	Lockheed Martin Corp., 8.5%, due 12/01/29	67,270
50,000	Northrop Grumman Corp., 7.75%, due 02/15/31	62,909
125,000	Textron Financial Corp., 4.6%, due 05/03/10	122,477
	Total Aerospace & Defense	308,966
	Airlines (0.1%)
25,000	CHC Helicopter Corp. (Canada), 7.375%, due 05/01/14	25,437
10,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	10,525
	Total Airlines	35,962
	Apparel Retailers (0.2%)
100,000	Limited Brands, Inc., 6.125%, due 12/01/12	99,802
10,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	10,450
	Total Apparel Retailers	110,252
	Automotive (0.5%)
125,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	131,655
65,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	62,179
40,000	General Motors Acceptance Corp., 8%, due 11/01/31	40,808	+
5,000	General Motors Corp., 8.375%, due 07/15/33	3,687	+
15,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	13,050
30,000	Navistar International Corp., 7.5%, due 06/15/11	29,700	+
	Total Automotive	281,079
	Banking (2.8%)
150,000	Asian Development Bank (Supranational), 6.75%, due 06/11/07	154,365
175,000	Bank of America Corp., 5.875%, due 02/15/09	179,441
150,000	Citigroup, Inc., 4.125%, due 02/22/10	145,275
125,000	First Union National Bank, 7.8%, due 08/18/10	139,046
100,000	HSBC Finance Corp., 5%, due 06/30/15	96,225
175,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	172,472
125,000	JPMorgan Chase & Co., 3.8%, due 10/02/09	119,735
75,000	Korea Development Bank, (South Korea), 5.75%, due 09/10/13	76,948
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	65,143
125,000	US Bank National Association, 6.3%, due 02/04/14	133,579
125,000	Washington Mutual, Inc., 4.2%, due 01/15/10	120,790
125,000	Wells Fargo & Co., 6.45%, due 02/01/11	132,682
25,000	Western Financial Bank, 9.625%, due 05/15/12	27,875
	Total Banking	1,563,576

	Beverages, Food & Tobacco (0.6%)
$30,000	Dole Food Co., Inc., 8.625%, due 05/01/09	$30,675
57,000	General Mills, Inc., 6%, due 02/15/12	58,949
50,000	Kellogg Co., 7.45%, due 04/01/31	60,655
75,000	Kraft Foods, Inc., 5.25%, due 10/01/13	74,346
50,000	United Agri Products, Inc., 8.25%, due 12/15/11	52,875
50,000	Viskase Cos., Inc., 11.5%, due 06/15/11	53,000
	Total Beverages, Food & Tobacco	330,500
	Building Materials (0.0%)
15,000	IKON Office Solutions, Inc., (144A), 7.75%, due 09/15/15	15,150	*
	Chemicals (0.4%)
35,000	Huntsman International LLC, (144A), 7.375%, due 01/01/15	35,437	* +
20,000	Nalco Co., 7.75%, due 11/15/11	20,450
25,000	Resolution Performance Products LLC, 9.5%, due 04/15/10	25,500
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	19,900
50,000	Rohm & Haas Co., 7.85%, due 07/15/29	63,389
70,000	Tronox Worldwide LLC, (144A), 9.5%, due 12/01/12	72,275	*
10,000	Westlake Chemical Corp., 6.625%, due 01/15/16	10,025
	Total Chemicals	246,976
	Coal (0.0%)
15,000	Massey Energy Co., (144A), 6.875%, due 12/15/13	15,187	*
	Commercial Services (0.5%)
75,000	Allied Waste North America, 6.375%, due 04/15/11	73,875
25,000	Hertz Corp., (144A), 8.875%, due 01/01/14	25,812	*
10,000	Hertz Corp., (144A), 10.5%, due 01/01/16	10,475	* +
10,000	NationsRent, Inc., 9.5%, due 10/15/10	10,950
30,000	United Rentals North America, Inc., 6.5%, due 02/15/12	29,587
15,000	US Oncology, Inc., 9%, due 08/15/12	15,937
55,000	US Oncology, Inc., 10.75%, due 08/15/14	60,637
25,000	Xerox Corp., 9.75%, due 01/15/09	27,719
	Total Commercial Services	254,992
	Communications (0.4%)
25,000	DirecTV Holdings LLC, 8.375%, due 03/15/13	26,906
25,000	Insight Midwest, LP, 9.75%, due 10/01/09	25,812
60,000	Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13	60,075	*
20,000	L-3 Communications Corp., 6.375%, due 10/15/15	19,900
48,000	PanAmSat Corp., 9%, due 08/15/14	50,640
35,000	PanAmSat Holding Corp., 0% to 11/01/09, 10.375% thereafter, due 11/01/14	24,675
5,000	SBA Telecommunications, Inc./SBA Communications Corp., 0% to 12/15/07, 9.75% thereafter, due 12/15/11	4,700
25,000	Zues Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	16,437	*
	Total Communications	229,145

	Computer Integrated Systems Design (0.1%)
$10,000	Activant Solutions, Inc., (144A), 10.054%, due 04/01/10	$10,175	*
25,000	Unisys Corp., 6.875%, due 03/15/10	23,812	+
35,000	Unisys Corp., 8%, due 10/15/12	33,425	+
	Total Computer Integrated Systems Design	67,412
	Computers & Information (0.1%)
50,000	IBM Corp., 6.5%, due 01/15/28	55,206
	Containers & Packaging (0.2%)
30,000	BWAY Corp., 10%, due 10/15/10	31,575
50,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	53,750
10,000	Pliant Corp., 11.125%, due 09/01/09	8,700	# +
15,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	13,519	* +
	Total Containers & Packaging	107,544
	Electric Utilities (1.7%)
15,000	AES Corp., 7.75%, due 03/01/14	15,825
62,000	AES Corp., 9.375%, due 09/15/10	67,967
15,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	16,612	*
75,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	73,537
15,000	Calpine Corp., (144A), 8.5%, due 07/15/10	13,425	* # +
10,000	Calpine Corp., (144A), 9.875%, due 12/01/11	8,850	* #
125,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	127,852
50,000	Duke Capital LLC, 6.25%, due 02/15/13	51,928
85,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	98,600
125,000	FPL Group Capital, Inc., 6.125%, due 05/15/07	126,584
50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	52,544
15,000	Mirant North America LLC, (144A), 7.375%, due 12/31/13	15,262	*
35,000	NRG Energy, Inc., 7.375%, due 02/01/16	35,656
48,000	NRG Energy, Inc., 8%, due 12/15/13	53,624
45,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	49,106
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	12,975
110,000	Reliant Energy, Inc., 9.25%, due 07/15/10	109,175
20,000	TECO Energy, Inc., 7%, due 05/01/12	21,100
20,000	Texas Genco LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	21,720	*
	Total Electric Utilities	972,342
	Electrical Equipment (0.0%)
25,000	UCAR Finance, Inc., 10.25%, due 02/15/12	26,625
	Electronics (0.1%)
20,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	21,200
35,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	33,337	+
5,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	5,062
	Total Electronics	59,599

	Entertainment & Leisure (0.5%)
$25,000	Cinemark USA, Inc., 9%, due 02/01/13	$26,250
125,000	News America, Inc., 6.55%, due 03/15/33	125,386
50,000	Time Warner, Inc., 7.7%, due 05/01/32	56,369
50,000	Walt Disney Co. (The), 6.375%, due 03/01/12	52,524
45,000	Warner Music Group Corp., 7.375%, due 04/15/14	44,775
	Total Entertainment & Leisure	305,304
	Financial Services (1.8%)
100,000	American Express Credit Corp., 5%, due 12/02/10	99,728
115,000	Citigroup Funding, (144A), 0%, due 11/02/06	117,652	*
36,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	38,295
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	120,675
35,000	Dollarama Group LP (Canada), (144A), 8.875%, due 08/15/12	35,088	* +
30,000	Ford Motor Credit Co., 7%, due 10/01/13	27,110	+
125,000	Goldman Sachs Group, Inc., 6.65%, due 05/15/09	130,844
125,000	Lehman Brothers Holdings, Inc., 3.95%, due 11/10/09	120,274
150,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	145,568
75,000	PNC Funding Corp., 5.25%, due 11/15/15	74,152
40,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	41,700
45,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	46,800	*
	Total Financial Services	997,886
	Food Retailers (0.1%)
50,000	Kroger Co., 5.5%, due 02/01/13	49,038
15,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	15,075
	Total Food Retailers	64,113
	Forest Products & Paper (0.0%)
20,000	Tembec Industries, Inc., 8.625%, due 06/30/09	9,200	+
	Health Care Providers (0.3%)
35,000	Concentra Operating Corp., 9.125%, due 06/01/12	36,181
15,000	Concentra Operating Corp., 9.5%, due 08/15/10	15,525
20,000	DaVita, Inc., 7.25%, due 03/15/15	20,150
30,000	HCA, Inc., 6.375%, due 01/15/15	29,990	+
35,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	36,225
40,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	40,100
	Total Health Care Providers	178,171
	Heavy Machinery (0.3%)
5,000	Case Corp., 7.25%, due 01/15/16	4,800
40,000	Case New Holland, Inc., 9.25%, due 08/01/11	42,900
13,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	13,423	*
40,000	H&E Equipment Services LLC, 11.125%, due 06/15/12	44,500
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	49,512
	Total Heavy Machinery	155,135

	Home Construction, Furnishings & Appliances (0.5%)
$125,000	General Electric Capital Corp., 5.875%, due 02/15/12	$129,826
75,000	Pulte Homes, Inc., 5.2%, due 02/15/15	70,071
25,000	Standard-Pacific Corp., 6.5%, due 10/01/08	24,938
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	30,750
40,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	41,400
	Total Home Construction, Furnishings & Appliances	296,985
	Household Products (0.1%)
50,000	Procter & Gamble Co., 6.875%, due 09/15/09	53,195
	Insurance (0.8%)
75,000	Allstate Corp., 5%, due 08/15/14	73,828
125,000	International Lease Finance Corp., 5.875%, due 05/01/13	128,515
50,000	MetLife, Inc., 6.125%, due 12/01/11	52,519
100,000	Prudential Financial, Inc., 5.1%, due 09/20/14	98,561
50,000	UnitedHealth Group, Inc., 5%, due 08/15/14	49,185
75,000	WellPoint, Inc., Note, 5.25%, due 01/15/16	74,030
	Total Insurance	476,638
	Lodging (0.3%)
10,000	Majestic Star Casino LLC/ Majestic Star Casino Capital Corp., (144A), 9.75%, due 01/15/11	10,250	*
20,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	21,450
15,000	Mandalay Resort Group, 7.625%, due 07/15/13	15,713	+
70,000	Mandalay Resort Group, 9.375%, due 02/15/10	76,825
10,000	MGM Mirage, 6.625%, due 07/15/15	10,050
20,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	19,675
25,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	24,375
	Total Lodging	178,338
	Media — Broadcasting & Publishing (1.0%)
20,000	American Media Operations, Inc., 8.875%, due 01/15/11	17,000	+
25,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15	24,625	*
25,000	Charter Communications Holdings, LLC, 10%, due 04/01/09	18,750	+
25,000	Charter Communications Holdings, LLC, 10%, due 05/15/11	12,625
25,000	Charter Communications Operating Capital Corp., (144A), 8%, due 04/30/12	25,000	*
125,000	Comcast Cable Communications Corp., 6.75%, due 01/30/11	131,669
75,000	CSC Holdings, Inc., 7.625%, due 07/15/18	71,250
10,000	Dex Media West LLC, 8.5%, due 08/15/10	10,550
25,000	Mediacom Broadband LLC, (144A), 8.5%, due 10/15/15	23,500	* +
40,000	Mediacom LLC, 9.5%, due 01/15/13	39,700	+
35,000	Primedia, Inc., 8%, due 05/15/13	30,538
25,000	Primedia, Inc., 8.875%, due 05/15/11	23,563
35,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	34,694
25,000	RH Donnelley Corp., (144A), 8.875%, due 01/15/16	25,125	*

$35,000	Rogers Cable, Inc. (Canada), 6.75%, due 03/15/15	$35,788
50,000	Young Broadcasting, Inc., 10%, due 03/01/11	45,000
	Total Media - Broadcasting & Publishing	569,377
	Metals (0.6%)
30,000	AK Steel Corp., 7.75%, due 06/15/12	29,025	+
5,000	AK Steel Corp., 7.875%, due 02/15/09	4,913
75,000	Alcan, Inc. (Canada), 5.2%, due 01/15/14	73,814
125,000	Alcoa, Inc., 4.25%, due 08/15/07	123,621
35,000	Chaparral Steel Co., 10%, due 07/15/13	38,588
35,000	General Cable Corp., 9.5%, due 11/15/10	37,625
25,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	20,250	+
	Total Metals	327,836
	Oil & Gas (1.0%)
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,975
65,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	66,300
75,000	ConocoPhillips Co., 5.9%, due 10/15/32	79,006
50,000	Dynegy Holdings, Inc., (144A), 9.875%, due 07/15/10	54,750	*
60,000	El Paso Corp., 7.875%, due 06/15/12	63,750	+
25,000	El Paso Production Holding Co., 7.75%, due 06/01/13	26,500
45,000	Exco Resources, Inc., 7.25%, due 01/15/11	45,675
20,000	Hanover Compressor Co., 8.625%, due 12/15/10	21,250
50,000	Occidental Petroleum Corp., 8.45%, due 02/15/29	68,356
50,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	57,400
25,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	27,031
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,475
65,000	Williams Companies, Inc., 7.875%, due 09/01/21	71,825
	Total Oil & Gas	592,293
	Paper & Forest Products (0.3%)
10,000	Abitibi-Consolidated, Inc. (Canada), 7.37%, due 06/15/11	9,650
45,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	42,188
25,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	25,125
35,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	33,688
30,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	26,550
5,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	5,100	*
	Total Paper & Forest Products	142,301
	Pharmaceuticals (0.4%)
100,000	Merck & Co., Inc., 4.75%, due 03/01/15	95,455
20,000	Mylan Laboratories, Inc., 6.375%, due 08/15/15	20,200
30,000	Omnicare, Inc., 6.875%, due 12/15/15	30,225
75,000	Wyeth, 5.5%, due 02/01/14	75,631
	Total Pharmaceuticals	221,511
	Radio Telephone Communications (0.3%)
50,000	Nextel Communications, Inc., 7.375%, due 08/01/15	52,777
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	26,563	+
25,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	29,031

$20,000	Rural Cellular Corp., 8.25%, due 03/15/12	$21,100
35,000	Rural Cellular Corp., 9.75%, due 01/15/10	35,613	+
	Total Radio Telephone Communications	165,084
	Real Estate (0.4%)
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	10,100
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	36,575
5,000	FelCor Lodging LP, 9%, due 06/01/11	5,500
35,000	Forest City Enterprises, Inc., 7.625%, due 06/01/15	36,838
150,000	Simon Property Group, LP REIT, 5.1%, due 06/15/15	144,801
	Total Real Estate	233,814
	Restaurants (0.2%)
20,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	20,900	*
10,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	10,825
50,000	Yum! Brands, Inc., 7.7%, due 07/01/12	54,885
	Total Restaurants	86,610
	Retailers (0.4%)
50,000	Federated Department Stores, Inc., 6.625%, due 09/01/08	51,711
40,000	GSC Holdings Corp., (144A), 8%, due 10/01/12	39,100	* +
25,000	Harry & David Holdings, Inc., 9%, due 03/01/13	25,375
5,000	Harry & David Holdings, Inc., 9.41%, due 03/01/12	5,075
15,000	Jean Coutu Group, Inc. (Canada), 7.625%, due 08/01/12	14,944
30,000	Neiman-Marcus Group, Inc., (144A), 10.375%, due 10/15/15	30,938	* +
30,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	30,075
	Total Retailers	197,218
	Telephone Communications, exc. Radio (1.1%)
70,000	AT&T Corp., 9.05%, due 11/15/11	77,138
50,000	BellSouth Corp., 6%, due 10/15/11	51,999
50,000	Citizens Communications Co., 6.25%, due 01/15/13	48,438
25,000	Citizens Communications Co., 9%, due 08/15/31	25,750
75,000	Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10	83,063
50,000	France Telecom S.A. (France), 8%, due 03/01/11	55,547
25,000	Mastec, Inc., 7.75%, due 02/01/08	24,938
20,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	20,300	+
10,000	Qwest Corp., 7.5%, due 06/15/23	9,825
65,000	Qwest Corp., 8.875%, due 03/15/12	71,906
100,000	Sprint Capital Corp., 8.75%, due 03/15/32	130,948
5,000	Valor Telecommunications Enterprises LLC/Finance Corp., 7.75%, due 02/15/15	5,175
	Total Telephone Communications, exc. Radio	605,027

	Telephone Systems (0.3%)
$25,000	American Cellular Corp., 10%, due 08/01/11	$27,219
35,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	34,563	* +
10,000	MCI, Inc., 8.735%, due 05/01/14	11,253
75,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	87,658
	Total Telephone Systems	160,693
	Transportation (0.2%)
50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	53,129
50,000	Union Pacific Corp., 6.625%, due 02/01/29	55,441
	Total Transportation	108,570
	Total Corporate Bonds (Cost: $10,898,585) (19.1%)	10,833,124
	Collateralized Mortgage Obligations (22.5%)
580,242	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	581,530
625,336	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	613,173
38,165	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	38,117
1,275,186	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,319,180
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	939,110
1,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	975,140
2,000,000	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,961,100
674,198	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	657,518
1,599,564	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,527,488
495,249	Federal Home Loan Mortgage Corp. (2897-SD), 4.281%, due 10/15/31 (I/F)(TAC)	409,794
754,050	Federal National Mortgage Association (01-14-SH), 13.694%, due 03/25/30 (I/F)	827,563
571,193	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	523,887
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,414,140
1,042,457	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	936,011
	Total Collateralized Mortgage Obligations (Cost: $12,908,475)	12,723,751

		Foreign Government Bonds & Notes (1.6%)
NOK	720,000	Kingdom of Norway, 6%, due 05/16/11	$120,725
SEK	1,350,000	Kingdom of Sweden, 5.25%, due 03/15/11	193,642
CAD	50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	50,927
CAD	50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	65,165
EUR	125,000	Republic of Italy, 3.25%, due 05/15/09	119,370
KRW	41,000,000	Republic of Korea, 4%, due 06/10/10	40,965
PLN	370,000	Republic of Poland, 5.75%, due 03/24/10	121,399
ZAR	332,000	Republic of South Africa, 13%, due 08/31/10	66,592
ILS	608,481	State of Israel, 6%, due 01/31/10	131,187
		Total Foreign Government Bonds & Notes (Cost: $879,610)	909,972
		U.S. Government Agency Obligations (30.3%)
$450,000		Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	437,666
900,000		Federal Home Loan Mortgage Corp., 5.625%, due 03/15/11	932,373
468,107		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	462,401
234,002		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	231,149
478,558		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	476,662
6,980,532		Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	6,736,214
950,000		Federal National Mortgage Association, 4.25%, due 05/15/09	934,582
453,791		Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	451,567
894,307		Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	900,827
1,524,420		Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	1,455,181
464,190		Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	477,582
1,608,355		Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,535,304
759,740		Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	733,863
604,380		Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	598,965
776,659		Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	746,727
		Total U.S. Government Agency Obligations (Cost: $17,220,910)	17,111,063

	U.S. Treasury Bonds (8.6%)
$630,000	U.S. Treasury Bond, 6.125%, due 11/15/27	$747,930
670,000	U.S. Treasury Bond, 6.125%, due 08/15/29	802,218	+
150,000	U.S. Treasury Bond, 7.125%, due 02/15/23	191,438
600,000	U.S. Treasury Bond, 11.25%, due 02/15/15	894,372
2,277,264	U.S. Treasury Inflation Indexed Bond, 1.625%, due 01/15/15	2,209,310
	Total U.S. Treasury Bonds (Cost: $4,940,316)	4,845,268

	U.S. Treasury Notes (10.4%)
100,000	U.S. Treasury Note, 2.375%, due 08/31/06	98,734
600,000	U.S. Treasury Note, 3.625%, due 07/15/09	583,500
4,300,000	U.S. Treasury Note, 4%, due 08/31/07	4,265,084
950,000	U.S. Treasury Note, 4.125%, due 05/15/15	920,018	+
	Total U.S. Treasury Notes (Cost: $5,887,457)	5,867,336
	Total Fixed Income Securities (Cost: $52,735,353) (92.5%)	52,290,514

Number of
Shares	Equity Securities
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	281	**
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,744	**
50	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* **
67	WRC Media Corp., (144A), Common Stock (Media — Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $2,789) (0.0%)	4,025

Principal
Amount	Currency Options
$7,000,000	USD Put / CNY Call, Strike Price CNY 7.984, expire 02/28/06	9,800
	Total Currency Options (Cost: $49,250) (0.0%)	9,800

Number of
Shares	Short-Term Investments
	Money Market Investments (0.2%)
97,550	BGI Institutional Money Market Fund, 4.381%	97,550	***
17,072	Merrimac Cash Fund — Premium Class, 4.17%	17,072	***
	Total Money Market Investments	114,622

Principal Amount
	Other Short-Term Investments (5.9%)^
$48,777	Abbey National PLC, 4.31%, due 02/02/06	$48,777	***
85,359	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	85,359	***
97,553	Bank of America, 4.49%, due 03/20/06	97,553	***
26,827	Bank of America, 4.52%, due 03/17/06	26,827	***
48,776	Bank of Montreal, 4.43%, due 02/21/06	48,776	***
48,777	Bank of Nova Scotia, 4.5%, due 03/27/06	48,777	***
60,971	Barclays Bank PLC, 4.41%, due 02/27/06	60,971	***
48,777	Barclays Bank PLC, 4.5%, due 03/24/06	48,777	***
24,388	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	24,388	***
60,971	Calyon, 4.455%, due 03/02/06	60,971	***
85,359	Calyon, 4.5%, due 03/24/06	85,359	***
60,971	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	60,971	***
60,544	Commonwealth Bank of Australia, 4.516%, due 02/27/06	60,544	***
85,359	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	85,359	***
12,194	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	12,194	***
48,777	Deutsche Bank, 4.45%, due 03/13/06	48,777	***
36,582	Deutsche Bank, 4.49%, due 03/23/06	36,582	***
60,971	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	60,971	***
31,271	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	31,271	***
121,941	Fortis Bank, 4.42%, due 02/07/06	121,941	***
60,971	Fortis Bank, 4.47%, due 02/15/06	60,971	***
48,777	Greyhawk Funding, 4.513%, due 03/06/06	48,777	***
944,384	Investors Bank & Trust Depository Reserve, 3.03%	944,384
48,777	Jupiter Securitization Corp., 4.436%, due 02/16/06	48,777	***
31,207	Jupiter Securitization Corp., 4.468%, due 02/22/06	31,207	***
243,883	Merrill Lynch & Co., 4.49%, due 02/01/06	243,883	***
117,410	Morgan Stanley & Co., 4.49%, due 02/01/06	117,410	***
48,247	Paradigm Funding LLC, 4.489%, due 02/27/06	48,247	***
23,985	Park Avenue Receivables Corp., 4.425%, due 02/15/06	23,985	***
48,777	Rabobank Nederland, 4.51%, due 03/01/06	48,777	***
36,582	Rabobank Nederland, 4.52%, due 03/28/06	36,582	***
70,726	Ranger Funding, 4.358%, due 02/02/06	70,726	***
63,028	Sheffiled Receivables Corp., 4.524%, due 02/21/06	63,028	***
24,388	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	24,388	***
27,625	Svenska Handlesbanken, 4.47%, due 02/01/06	27,625	***
60,971	The Bank of the West, 4.5%, due 03/20/06	60,971	***
60,971	UBS AG, 4.425%, due 02/21/06	60,971	***
73,165	Wachovia Bank, 4.39%, due 02/01/06	73,165	***
121,941	Wells Fargo & Co., 4.3%, due 02/03/06	121,941	***

$18,291	Yorktown Capital LLC, 4.448%, due 02/21/06	$18,291	***
24,388	Yorktown Capital LLC, 4.468%, due 02/21/06	24,388	***
	Total Other Short-Term Investments	3,353,639
	Total Short-Term Investments (Cost: $3,468,261) (6.1%)	3,468,261
	Total Investments (Cost: $56,255,653) (98.6%)	55,772,600
	Excess of Other Assets over Liabilities (1.4%)	766,768
	Net Assets (100.0%)	$56,539,368

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
ILS	-	Israeli Shekel.
KRW	-	South Korean Won.
NOK	-	Norwegian Krone.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
ZAR	-	South African Rand.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.
CNY	-	Chinese Yuan

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $847,225 or 1.04% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

**	Non-income producing.
***	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
#	Company is in default and is not making interest payments.
^	Other Short-Term Investments consists of Certificate Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

	Percentage of
Industry	Net Assets
Advertising	0.0	%**
Aerospace & Defense	0.5
Airlines	0.1
Apparel Retailers	0.2
Automotive	0.5
Banking	3.8
Beverages, Food & Tobacco	0.6
Building Materials	0.0	**
Chemicals	0.4
Coal	0.0	**
Commercial Services	0.5
Communications	0.4
Computer Integrated Systems Design	0.1
Computers & Information	0.1
Containers & Packaging	0.2
Electric Utilities	1.7
Electrical Equipment	0.0	**
Electronics	0.1
Entertainment & Leisure	0.5
Financial Services	2.9
Food Retailers	0.1
Forest Products & Paper	0.0	**
Health Care Providers	0.3
Heavy Machinery	0.3
Home Construction, Furnishings & Appliances	0.5
Household Products	0.1
Insurance	0.8
Lodging	0.3
Media — Broadcasting & Publishing	1.0
Metals	0.6
Oil & Gas	1.0
Paper & Forest Products	0.3
Pharmaceuticals	0.4
Radio Telephone Communications	0.3
Real Estate	0.4
Restaurants	0.2
Retailers	0.4
Telephone Communications, exc. Radio	1.1
Telephone Systems	0.3
Transportation	0.2
U.S. Government Securities	69.7

Foreign Government Securities	1.6
Currency Options	0.0	**
Short-Term Investments	6.1
Total	98.6%

**	Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Corporate Bonds (97.3%)
	Advertising (1.0% of Net Assets)
$1,600,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$1,748,000
	Airlines (0.6%)
1,000,000	CHC Helicopter Corp. (Canada), 7.375%, due 05/01/14	1,017,500
	Apparel Retailers (0.2%)
300,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	313,500
	Automotive (3.0%)
75,000	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	59,437
500,000	General Motors Acceptance Corp., 6.125%, due 08/28/07	482,885
1,100,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,052,260
1,625,000	General Motors Acceptance Corp., 8%, due 11/01/31	1,657,841	+
125,000	General Motors Corp., 8.375%, due 07/15/33	92,187	+
425,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	369,750
1,925,000	Navistar International Corp., 6.25%, due 03/01/12	1,799,875
	Total Automotive	5,514,235
	Beverages, Food & Tobacco (2.9%)
1,000,000	Dole Food Co., Inc., 8.625%, due 05/01/09	1,022,500
900,000	Dole Food Co., Inc., 8.875%, due 03/15/11	919,125
1,650,000	United Agri Products, Inc., 8.25%, due 12/15/11	1,744,875
1,500,000	Viskase Cos., Inc., 11.5%, due 06/15/11	1,590,000
	Total Beverages, Food & Tobacco	5,276,500
	Building Materials (0.3%)
575,000	IKON Office Solutions, Inc., (144A), 7.75%, due 09/15/15	580,750	*
	Chemicals (4.6%)
1,450,000	Huntsman International LLC, (144A), 7.375%, due 01/01/15	1,468,125	* +
1,400,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	1,575,000
1,800,000	Resolution Performance Products LLC, 9.5%, due 04/15/10	1,836,000
1,675,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	1,666,625
1,475,000	Tronox Worldwide LLC, (144A), 9.5%, due 12/01/12	1,522,937	*
325,000	Westlake Chemical Corp., 6.625%, due 01/15/16	325,812
	Total Chemicals	8,394,499
	Coal (0.3%)
525,000	Massey Energy Co., (144A), 6.875%, due 12/15/13	531,562	*
	Commercial Services (4.4%)
2,625,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	2,723,437	+
925,000	Hertz Corp., (144A), 8.875%, due 01/01/14	955,062	*
275,000	Hertz Corp., (144A), 10.5%, due 01/01/16	288,062	* +
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	#
525,000	NationsRent, Inc., 9.5%, due 10/15/10	574,875
425,000	United Rentals North America, Inc., 6.5%, due 02/15/12	419,156
1,725,000	US Oncology, Inc., 10.75%, due 08/15/14	1,901,812

$75,000	Xerox Corp., 7.625%, due 06/15/13	$79,875
975,000	Xerox Corp., 9.75%, due 01/15/09	1,081,031
	Total Commercial Services	8,023,310
	Communications (4.2%)
1,133,000	DirecTV Holdings LLC, 8.375%, due 03/15/13	1,219,391
1,500,000	Insight Midwest, LP, 9.75%, due 10/01/09	1,548,750
1,375,000	Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13	1,376,719	*
250,000	Intelsat, Ltd. (Bermuda), (144A), 8.695%, due 01/15/12	255,000	*
525,000	L-3 Communications Corp., 6.375%, due 10/15/15	522,375
1,587,000	PanAmSat Corp., 9%, due 08/15/14	1,674,285
700,000	PanAmSat Holding Corp., 0% to 11/01/09, 10.375% thereafter, due 11/01/14	493,500
125,000	SBA Telecommunications, Inc./SBA Communications Corp., 0% to 12/15/07, 9.75% thereafter, due 12/15/11	117,500
800,000	Zeus Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	526,000	*
	Total Communications	7,733,520
	Computer Integrated Systems Design (1.0%)
275,000	Activant Solutions, Inc., (144A), 10.054%, due 04/01/10	279,812	*
1,000,000	Unisys Corp., 6.875%, due 03/15/10	952,500	+
700,000	Unisys Corp., 8%, due 10/15/12	668,500	+
	Total Computer Integrated Systems Design	1,900,812
	Containers & Packaging (2.9%)
2,000,000	BWAY Corp., 10%, due 10/15/10	2,105,000
1,950,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	2,096,250
550,000	Pliant Corp., 11.125%, due 09/01/09	478,500	# +
775,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	698,469	* +
	Total Containers & Packaging	5,378,219
	Electric Utilities (9.9%)
1,100,000	AES Corp., 9.375%, due 09/15/10	1,205,875
1,500,000	AES Corp., 9.5%, due 06/01/09	1,620,000
425,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	470,687	*
1,200,000	Calpine Corp., (144A), 8.5%, due 07/15/10	1,074,000	* # +
935,000	CMS Energy Corp., 6.3%, due 02/01/12	924,481
950,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	1,102,000
425,000	Mirant North America LLC, (144A), 7.375%, due 12/31/13	432,437	*
1,250,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,273,437
1,953,000	NRG Energy, Inc., 8%, due 12/15/13	2,181,833
200,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	218,250
1,675,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	1,867,625
1,800,000	Reliant Energy, Inc., 6.75%, due 12/15/14	1,557,000
1,425,000	Reliant Energy, Inc., 9.25%, due 07/15/10	1,414,312
1,000,000	TECO Energy, Inc., 7%, due 05/01/12	1,055,000
1,675,000	Texas Genco LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	1,819,050	*
	Total Electric Utilities	18,215,987

	Electrical Equipment (0.5%)
$775,000	UCAR Finance, Inc., 10.25%, due 02/15/12	$825,375
	Electronics (1.6%)
625,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	662,500
2,450,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	2,333,625	+
	Total Electronics	2,996,125
	Entertainment & Leisure (1.2%)
600,000	Gaylord Entertainment Co., 8%, due 11/15/13	624,000
1,500,000	Warner Music Group Corp., 7.375%, due 04/15/14	1,492,500
50,000	WMG Holdings Corp., 0% to 12/15/09, 9.5% thereafter, due 12/15/14	36,000
	Total Entertainment & Leisure	2,152,500
	Financial Services (3.5%)
1,332,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	1,416,915
1,275,000	Dollarama Group LP (Canada), (144A), 8.875%, due 08/15/12	1,278,187	* +
1,100,000	Ford Motor Credit Co., 7%, due 10/01/13	994,026	+
750,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	781,875
1,950,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	2,028,000	*
	Total Financial Services	6,499,003
	Food Retailers (0.5%)
1,000,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	1,005,000
	Health Care Providers (3.3%)
1,350,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,397,250
975,000	DaVita, Inc., 7.25%, due 03/15/15	982,312
800,000	HCA, Inc., 6.375%, due 01/15/15	799,744
1,400,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,449,000
175,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	159,688
500,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	501,250
800,000	Tenet Healthcare Corp., (144A), 9.25%, due 02/01/15	790,000	*
	Total Health Care Providers	6,079,244
	Heavy Machinery (2.4%)
150,000	Case Corp., 7.25%, due 01/15/16	144,000
1,450,000	Case New Holland, Inc., 9.25%, due 08/01/11	1,555,125
1,234,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	1,274,105	*
1,350,000	H&E Equipment Services LLC, 11.125%, due 06/15/12	1,501,875
	Total Heavy Machinery	4,475,105
	Home Construction, Furnishings & Appliances (3.1%)
1,550,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,612,000
1,800,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	1,813,500	+
2,225,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	2,302,875
	Total Home Construction, Furnishings & Appliances	5,728,375
	Insurance (0.8%)
1,450,000	Leucadia National Corp., 7%, due 08/15/13	1,446,375

	Lodging (3.7%)
$147,222	Eldorado Casino Shreveport, 10%, due 08/01/12	$125,139
375,000	Majestic Star Casino LLC/ Majestic Star Casino Capital Corp., (144A), 9.75%, due 01/15/11	384,375	*
1,575,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	1,689,188
2,410,000	Mandalay Resort Group, 9.375%, due 02/15/10	2,644,975
900,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	885,375
1,175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	1,145,625
	Total Lodging	6,874,677
	Media — Broadcasting & Publishing (8.9%)
1,075,000	American Media Operations, Inc., 8.875%, due 01/15/11	913,750	+
875,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15	861,875	*
575,000	Charter Communications Holdings, LLC, 10%, due 04/01/09	431,250	+
1,625,000	Charter Communications Holdings, LLC, 10.25%, due 09/15/10	1,596,563
1,175,000	CSC Holdings, Inc., 7.625%, due 04/01/11	1,176,469
1,025,000	CSC Holdings, Inc., 7.625%, due 07/15/18	973,750
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	120,938
317,143	Emmis Communications Corp., 9.745%, due 06/15/12	318,729
1,675,000	Mediacom Broadband LLC, (144A), 8.5%, due 10/15/15	1,574,500	* +
1,000,000	Mediacom LLC, 9.5%, due 01/15/13	992,500	+
1,375,000	Primedia, Inc., 8%, due 05/15/13	1,199,688
600,000	Primedia, Inc., 8.875%, due 05/15/11	565,500
1,175,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	1,164,719
1,150,000	RH Donnelley Corp., (144A), 8.875%, due 01/15/16	1,155,750	*
2,250,000	Rogers Cable, Inc. (Canada), 6.75%, due 03/15/15	2,300,625
1,100,000	Young Broadcasting, Inc., 10%, due 03/01/11	990,000
	Total Media — Broadcasting & Publishing	16,336,606
	Metals (3.5%)
1,550,000	AK Steel Corp., 7.75%, due 06/15/12	1,499,625	+
1,575,000	Chaparral Steel Co., 10%, due 07/15/13	1,736,438
1,600,000	General Cable Corp., 9.5%, due 11/15/10	1,720,000
442,000	U.S. Steel Corp., 9.75%, due 05/15/10	482,333
1,225,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	992,250	+
	Total Metals	6,430,646
	Oil & Gas (6.1%)
525,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	535,500
2,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,271,500
75,000	Dynegy Holdings, Inc., (144A), 9.875%, due 07/15/10	82,125	*
2,125,000	El Paso Corp., 7.875%, due 06/15/12	2,257,813	+
1,095,000	Exco Resources, Inc., 7.25%, due 01/15/11	1,111,425
655,000	Hanover Compressor Co., 9%, due 06/01/14	714,769
1,600,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	1,730,000
1,325,000	Williams Companies, Inc., 7.875%, due 09/01/21	1,464,125
925,000	Williams Companies, Inc., 8.125%, due 03/15/12	1,010,563
	Total Oil & Gas	11,177,820

	Paper & Forest Products (5.1%)
$250,000	Abitibi-Consolidated, Inc., 8.85%, due 08/01/30	$213,750
200,000	Abitibi-Consolidated, Inc. (Canada), 7.37%, due 06/15/11	193,000
1,375,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	1,289,063
1,025,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,030,125
1,550,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	1,491,875
1,575,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,693,125
1,675,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	1,482,375
1,375,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	1,402,500	*
1,200,000	Tembec Industries, Inc., 8.5%, due 02/01/11	543,000	+
	Total Paper & Forest Products	9,338,813
	Pharmaceuticals (1.5%)
700,000	AmerisourceBergen Corp., (144A), 5.875%, due 09/15/15	708,750	*
950,000	Mylan Laboratories, Inc., 6.375%, due 08/15/15	959,500
1,050,000	Omnicare, Inc., 6.875%, due 12/15/15	1,057,875
	Total Pharmaceuticals	2,726,125
	Radio Telephone Communications (2.5%)
1,000,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	1,062,500	+
1,300,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,509,625
1,940,000	Rural Cellular Corp., 9.75%, due 01/15/10	1,973,950	+
	Total Radio Telephone Communications	4,546,075
	Real Estate (2.1%)
1,625,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,698,125
1,490,000	FelCor Lodging LP, 9%, due 06/01/11	1,639,000
500,000	MeriStar Hospitality Corp., 9.125%, due 01/15/11	538,750	+
	Total Real Estate	3,875,875
	Restaurants (0.8%)
700,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	731,500	*
375,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	375,000
300,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	324,750
	Total Restaurants	1,431,250
	Retailers (5.0%)
1,900,000	GSC Holdings Corp., (144A), 8%, due 10/01/12	1,857,250	* +
1,375,000	Harry & David Holdings, Inc., 9%, due 03/01/13	1,395,625
1,240,000	J.C. Penney Co., Inc., 9%, due 08/01/12	1,453,900
700,000	Jean Coutu Group, Inc. (Canada), 7.625%, due 08/01/12	697,375
1,425,000	Neiman-Marcus Group, Inc., (144A), 10.375%, due 10/15/15	1,469,531	* +
1,325,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	1,328,313
1,000,000	Rite Aid Corp., 8.125%, due 05/01/10	1,022,500
	Total Retailers	9,224,494
	Telephone Communications, exc. Radio (4.5%)
1,850,000	AT&T Corp., 9.05%, due 11/15/11	2,038,645
1,640,000	Citizens Communications Co., 6.25%, due 01/15/13	1,588,750

$1,200,000	Citizens Communications Co., 9%, due 08/15/31	$1,236,000
175,000	Qwest Corp., 7.5%, due 06/15/23	171,938
2,500,000	Qwest Corp., 8.875%, due 03/15/12	2,765,625
200,000	Qwest Corp., (144A), 7.625%, due 06/15/15	211,500	*
150,000	Valor Telecommunications Enterprises LLC/Finance Corp., 7.75%, due 02/15/15	155,250
	Total Telephone Communications, exc. Radio	8,167,708
	Telephone Systems (1.4%)
1,225,000	American Cellular Corp., 10%, due 08/01/11	1,333,719
1,325,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	1,308,438	* +
	Total Telephone Systems	2,642,157
	Total Corporate Bonds (Cost: $180,088,141)	178,607,742
	Total Fixed Income Securities (Cost: $180,088,141) (97.3%)	178,607,742

Number of Shares	Equity Securities
2,047	Forman Petroleum Corp., Warrants, expire 01/14/07 (Oil & Gas)	—	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
15,167	Huntsman Corp., Common Stock (Chemicals)	327,911	**
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* ** #
1,151	Shreveport Gaming Holdings, Inc., Common Stock (Financial Services)	10,934	** +
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	3,844	**
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	112,778	**
1,500	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	** ***
1,454	WRC Media Corp., (144A), Common Stock (Media — Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $218,203) (0.2%)	455,467

	Short-Term Investments
	Money Market Investments (0.8%)
1,259,266	BGI Institutional Money Market Fund, 4.381%	1,259,265	****
220,371	Merrimac Cash Fund — Premium Class, 4.17%	220,371	****
	Total Money Market Investments	1,479,636

Principal
Amount
	Other Short-Term Investments (18.0%)
$629,633	Abbey National PLC, 4.31%, due 02/02/06	$629,633	****
1,101,857	BancoBilbao Vizcaya Argentaria S.A., 4.52%, due 03/27/06	1,101,857	****
1,259,266	Bank of America, 4.49%, due 03/20/06	1,259,266	****
346,298	Bank of America, 4.52%, due 03/17/06	346,298	****
629,633	Bank of Montreal, 4.43%, due 02/21/06	629,633	****
629,633	Bank of Nova Scotia, 4.5%, due 03/27/06	629,633	****
787,041	Barclays Bank PLC, 4.41%, due 02/27/06	787,041	****
629,633	Barclays Bank PLC, 4.5%, due 03/24/06	629,633	****
314,816	Bear Stearns Companies, Inc., 4.635%, due 03/07/06	314,816	****
787,041	Calyon, 4.455%, due 03/02/06	787,041	****
1,101,857	Calyon, 4.5%, due 03/24/06	1,101,857	****
787,041	Canadian Imperial Bank of Commerce, 4.525%, due 05/18/06	787,041	****
781,532	Commonwealth Bank of Australia, 4.516%, due 02/27/06	781,532	****
1,101,857	Credit Suisse First Boston Corp., 4.425%, due 03/03/06	1,101,857	****
157,408	Credit Suisse First Boston Corp., 4.555%, due 03/10/06	157,408	****
629,633	Deutsche Bank, 4.45%, due 03/13/06	629,633	****
472,225	Deutsche Bank, 4.49%, due 03/23/06	472,225	****
787,041	Falcon Asset Securitization Corp., 4.307%, due 02/02/06	787,041	****
403,657	Falcon Asset Securitization Corp., 4.436%, due 02/17/06	403,657	****
1,574,082	Fortis Bank, 4.42%, due 02/07/06	1,574,082	****
787,041	Fortis Bank, 4.47%, due 02/15/06	787,041	****
629,633	Greyhawk Funding, 4.513%, due 03/06/06	629,633	****
1,894,360	Investors Bank & Trust Depository Reserve, 3.03%	1,894,360
629,633	Jupiter Securitization Corp., 4.436%, due 02/16/06	629,633	****
402,840	Jupiter Securitization Corp., 4.468%, due 02/22/06	402,840	****
3,148,164	Merrill Lynch & Co., 4.49%, due 02/01/06	3,148,164	****
1,515,583	Morgan Stanley & Co., 4.49%, due 02/01/06	1,515,583	****
622,792	Paradigm Funding LLC, 4.489%, due 02/27/06	622,792	****
309,610	Park Avenue Receivables Corp., 4.425%, due 02/15/06	309,610	****
629,633	Rabobank Nederland, 4.51%, due 03/01/06	629,633	****
472,225	Rabobank Nederland, 4.52%, due 03/28/06	472,225	****
912,968	Ranger Funding, 4.358%, due 02/02/06	912,968	****
813,593	Sheffiled Receivables Corp., 4.524%, due 02/21/06	813,593	****
314,816	Skandinaviska Enskilda Banken AB, 4.42%, due 02/17/06	314,816	****
356,601	Svenska Handlesbanken, 4.47%, due 02/01/06	356,601	****
787,041	The Bank of the West, 4.5%, due 03/20/06	787,041	****
787,041	UBS AG, 4.425%, due 02/21/06	787,041	****
944,449	Wachovia Bank, 4.39%, due 02/01/06	944,449	****

$1,574,082	Wells Fargo & Co., 4.3%, due 02/03/06	$1,574,082	****
236,112	Yorktown Capital LLC, 4.448%, due 02/21/06	236,112	****
314,816	Yorktown Capital LLC, 4.468%, due 02/21/06	314,816	****
	Total Other Short-Term Investments	32,994,217
	Total Short-Term Investments (Cost: $34,473,853) (18.8%)	34,473,853
	Total Investments (Cost: $214,780,197) (116.3%)	213,537,062
	Liabilities in Excess of Other Assets (-16.3%)	(29,957,452)
	Net Assets (100.0%)	$183,579,610

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $29,397,058 or 16.01% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

**	Non-income producing.
***

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to $847,225 or 1.04% of net assets. These securities are determined to be liquid by the Fund’s Board of Directors.

****	Represents investment of security lending collateral (Note 3).
+	Security partially or fully lent (Note 3).
#	Company is in default and is not making interest payments.
^	Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	1.0%
Airlines	0.6
Apparel Retailers	0.2
Automotive	3.0
Beverages, Food & Tobacco	2.9
Building Materials	0.3
Chemicals	4.8
Coal	0.3
Commercial Services	4.4
Communications	4.2
Computer Integrated Systems Design	1.0
Containers & Packaging	2.9
Electric Utilities	9.9
Electrical Equipment	0.5
Electronics	1.6
Entertainment & Leisure	1.2
Financial Services	3.5
Food Retailers	0.5
Health Care Providers	3.3
Heavy Machinery	2.4
Home Construction, Furnishings & Appliances	3.1
Insurance	0.8
Lodging	3.7
Media - Broadcasting & Publishing	8.9
Metals	3.5
Oil & Gas	6.1
Paper & Forest Products	5.1
Pharmaceuticals	1.5
Radio Telephone Communications	2.5
Real Estate	2.1
Restaurants	0.8
Retailers	5.0
Telephone Communications, exc. Radio	4.5
Telephone Systems	1.4
Short-Term Investments	18.8
Total	116.3%

See accompanying Notes to Schedules of Investments

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (22.1% of Net Assets)
$2,256,866	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.297%, due 11/25/32	$2,195,930
46,417	Federal Home Loan Mortgage Corp. (2432-FH), 4.67%, due 03/15/32	46,736
40,789	Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%, due 10/15/23 (PAC)	40,683
350,827	Federal Home Loan Mortgage Corp. (2585-FD), 4.47%, due 12/15/32	352,101
3,058,073	Federal Home Loan Mortgage Corp. (2649-PF), 4.87%, due 06/15/33	3,062,262
3,704,705	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24	3,683,625
4,696,793	Federal Home Loan Mortgage Corp. (3070-FT), 4.82%, due 11/15/35	4,696,605
28,394	Federal National Mortgage Association (02-36-FK), 4.488%, due 12/25/29	28,410
826,223	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	827,826
1,711,525	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 4.538%, due 06/25/34	1,708,342
347,185	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 4.488%, due 12/25/33	348,074
2,833,763	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 4.419%, due 10/25/45	2,781,792
237,890	Residential Accredit Loans, Inc. (02-QS16-A2), 4.588%, due 10/25/17	238,233
3,414,334	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	3,419,933
140,829	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 4.488%, due 02/25/33 (PAC)	141,194
	Total Collateralized Mortgage Obligations (Cost: $23,748,810)	23,571,746
	U.S. Government Agency Obligations (71.6%)
418,330	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.16%, due 08/01/33	414,866
412,112	Federal Home Loan Mortgage Corp., Pool #310005, 6.92%, due 11/01/19	419,847
249,536	Federal Home Loan Mortgage Corp., Pool #610967, 5.054%, due 04/01/28	257,656
3,015,638	Federal Home Loan Mortgage Corp., Pool #780721, 3.463%, due 08/01/33	3,003,575
530,957	Federal Home Loan Mortgage Corp., Pool #780833, 2.67%, due 09/01/33	522,647
3,605,207	Federal Home Loan Mortgage Corp., Pool #781122, 3.649%, due 12/01/33	3,599,042
353,028	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	350,638

$6,175,942	Federal Home Loan Mortgage Corp., Pool #847342, 4.481%, due 05/01/34	$6,211,701
288,225	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	288,885
110,347	Federal National Mortgage Association, Pool #392536, 6.006%, due 08/01/27	113,067
325,006	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	337,737
157,601	Federal National Mortgage Association, Pool #661691, 4.846%, due 10/01/32	157,653
3,456,258	Federal National Mortgage Association, Pool #711014, 3.465%, due 10/01/33	3,441,154
475,815	Federal National Mortgage Association, Pool #725886, 3.184%, due 05/01/34	468,249
2,900,137	Federal National Mortgage Association, Pool #735084, 4.058%, due 02/01/34	2,907,881
2,115,314	Federal National Mortgage Association, Pool #735524, 2.941%, due 02/01/35	2,142,433
3,612,579	Federal National Mortgage Association, Pool #735542, 3.468%, due 11/01/34	3,625,512
2,959,194	Federal National Mortgage Association, Pool #770222, 3.198%, due 04/01/34	2,917,025
6,842,304	Federal National Mortgage Association, Pool #773853, 3.465%, due 04/01/34	6,837,240
2,914,919	Federal National Mortgage Association, Pool #786884, 4.582%, due 08/01/34	2,914,832
3,712,743	Federal National Mortgage Association, Pool #793031, 4.515%, due 07/01/34	3,705,875
3,527,340	Federal National Mortgage Association, Pool #804017, 4.056%, due 12/01/34	3,482,508
3,666,943	Federal National Mortgage Association, Pool #821159, 3.386%, due 05/01/35	3,678,383
3,294,851	Federal National Mortgage Association, Pool #821542, 4.375%, due 05/01/35	3,280,947
3,293,882	Federal National Mortgage Association, Pool #821915, 3.077%, due 06/01/35	3,314,469
3,886,870	Federal National Mortgage Association, Pool #822073, 3.088%, due 07/01/35	3,908,714
1,819,258	Federal National Mortgage Association, Pool #826239, 3.032%, due 07/01/35	1,820,549
2,466,014	Federal National Mortgage Association, Pool #832721, 3.614%, due 09/01/35	2,482,191
2,582,042	Federal National Mortgage Association, Pool #841970, 4.03%, due 10/01/33	2,646,335
112,138	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26	115,066
1,680,518	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31	1,704,315

$226,879	Government National Mortgage Association II, Pool #80636, 3.5%, due 09/20/32	$228,581
977,166	Government National Mortgage Association II, Pool #80734, 3.5%, due 09/20/33	983,059
39,379	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33	39,919
199,063	Government National Mortgage Association II, Pool #80757, 3.5%, due 10/20/33	200,222
425,726	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33	431,563
477,126	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33	483,676
1,203,304	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34	1,211,378
566,213	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34	572,583
540,300	Government National Mortgage Association II, Pool #80937, 4.875%, due 06/20/34	547,740
474,807	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	490,038
	Total U.S. Government Agency Obligations (Cost: $76,296,832)	76,259,751
	Total Fixed Income Securities (Cost: $100,045,642) (93.7%)	99,831,497

	Short-Term Investments
4,000,000	Danske Corp., 4.34%, due 02/09/06 (Commerical Paper)	3,996,142
1,484	Investors Bank & Trust Depository Reserve, 3.03%	1,484
1,600,000	Rabobank USA Finance Corp., 4.44%, due 02/15/06 (Commercial Paper)	1,597,238
720,000	UBS Finance Delaware LLC, 4.47%, due 02/01/06 (Commercial Paper)	720,000
	Total Short-Term Investments (Cost: $6,314,864) (6.0%)	6,314,864
	Total Investments (Cost: $106,360,506) (99.7%)	106,146,361
	Excess of Other Assets over Liabilities (0.3%)	369,228
	Net Assets (100.0%)	$106,515,589

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking	10.2%
U.S. Government Securities	83.5
Short-Term Investments	6.0
Total	99.7%

See accompanying Notes to Schedules of Investments

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)                                                                                                     January 31, 2006

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (58.0% of Net Assets)
$6,486,816	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.346%, due 02/25/35	$6,388,281
6,490,794	Countrywide Alternative Loan Trust (05-27-1A2), 4.419%, due 08/25/35	6,492,806
5,802,418	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	5,815,300
2,501,345	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,452,693
353,454	Federal Home Loan Mortgage Corp. (1422-SA), 11.804%, due 11/15/07 (I/F)	362,354
134,724	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	134,709
2,453,804	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,496,844
68,099	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	68,483
76,330	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	76,235
2,275,275	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	2,289,587
1,157,308	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	1,193,057
4,418,070	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	4,446,964
7,474,981	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,752,153
4,759,122	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,622,535
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,530,720
439,241	Federal Home Loan Mortgage Corp. (2650-MS), 3.903%, due 07/15/33 (I/F)(TAC)	414,679
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,642,229
10,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,751,400
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,394,570
3,021,232	Federal Home Loan Mortgage Corp. (2702-CS), 2.295%, due 11/15/33 (I/F)	2,059,302
11,196,949	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	10,692,414
3,810,762	Federal Home Loan Mortgage Corp. (2801-PS), 1.021%, due 05/15/34 (I/F)	2,932,877
562,727	Federal Home Loan Mortgage Corp. (2812-SE), 5.142%, due 08/15/32 (I/F)	551,878
6,328,273	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	4,635,460

$6,471,747	Federal Home Loan Mortgage Corp. (2903-PO), 0.%, due 11/15/23	$5,260,948
10,555,417	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,125,495
9,225,726	Federal Home Loan Mortgage Corp. (2991-SH), 5.452%, due 07/15/33	8,612,307
9,525,917	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	9,368,143
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 3.063%, due 10/15/35	3,336,787
3,927,250	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,948,379
5,948,902	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32	5,732,243
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,577,900
15,352,290	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33	14,652,994
3,715,697	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	3,533,740
10,752,746	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	10,177,689
1,795,433	Federal National Mortgage Association (04-19-SP), 2.278%, due 06/25/33 (I/F)	1,345,282
3,283,591	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,139,835
6,055,965	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	5,844,551
8,260,283	Federal National Mortgage Association (04-52-SW), 4.25%, due 07/25/34 (I/O)	375,017
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,048,400
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,489,520
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35	8,845,260
3,480,911	Federal National Mortgage Association (26-72-SH), 4.529%, due 09/15/33 (I/F)	2,950,594
1,000,000	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	1,079,320
5,912,973	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24	4,785,606
2,031,145	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	2,067,056
420,575	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	442,651
502,391	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	497,512
3,161,638	Government National Mortgage Association (02-41-SB), 1.51%, due 06/20/32 (I/F)(I/O)	77,934

$3,717,594	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	$3,768,636
3,732,504	Government National Mortgage Association (02-76-SG), 3.23%, due 10/16/29 (I/F)(I/O)	222,084
8,685,411	Government National Mortgage Association (03-42-SH), 2.06%, due 05/20/33 (I/F)(I/O)	299,299
6,066,151	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	5,384,012
13,203,027	Harborview Mortgage Loan Trust (04-5-3A), 4.246%, due 06/19/34	12,895,979
3,679,835	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,625,926
6,844,207	MASTR Asset Securitization Trust (03-10-2A1), 4.5%, due 11/25/13	6,673,991
11,861,647	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	11,794,036
3,635,810	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	3,627,411
645,636	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	653,054
	Total Collateralized Mortgage Obligations (Cost: $277,531,041)	270,457,121
	U.S. Government Agency Obligations (25.9%)
4,389,119	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.742%, due 11/01/34	4,335,791
27,096	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	27,214
759,809	Federal Home Loan Mortgage Corp., Pool #755363, 5.483%, due 09/01/30	769,086
13,673,786	Federal Home Loan Mortgage Corp., Pool #781681, 4.717%, due 06/01/34	13,260,291
1,235,597	Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32	1,227,232
33,155	Federal Home Loan Mortgage Corp., Pool #846317, 3.821%, due 08/01/26	33,967
134,690	Federal Home Loan Mortgage Corp., Pool #846510, 5.088%, due 04/01/25	137,808
278,277	Federal Home Loan Mortgage Corp., Pool #846732, 5.417%, due 01/01/30	286,954
177,716	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	175,550
218,356	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	215,694
442,249	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	436,858
400,821	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	395,935
1,084,832	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	1,101,333
3,490,266	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,368,107

$211,306	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	$217,138
1,125	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	1,167
125,164	Federal National Mortgage Association, Pool #124410, 5.117%, due 07/01/22	128,793
1,121,519	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	1,144,768
1,494,086	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,504,978
3,630,328	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,612,539
47,468	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	49,342
58,419	Federal National Mortgage Association, Pool #348025, 5.42%, due 06/01/26	59,523
1,698,176	Federal National Mortgage Association, Pool #655819, 4.951%, due 08/01/32	1,712,085
1,682,450	Federal National Mortgage Association, Pool #661856, 4.784%, due 10/01/32	1,692,579
4,201,989	Federal National Mortgage Association, Pool #671133, 5.168%, due 02/01/33	4,159,212
1,237,548	Federal National Mortgage Association, Pool #672272, 4.951%, due 12/01/32	1,229,529
3,177,379	Federal National Mortgage Association, Pool #676766, 4.735%, due 01/01/33	3,168,704
2,162,505	Federal National Mortgage Association, Pool #687847, 4.552%, due 02/01/33	2,134,976
4,228,541	Federal National Mortgage Association, Pool #692104, 5.068%, due 02/01/33	4,170,737
5,007,647	Federal National Mortgage Association, Pool #699866, 4.384%, due 04/01/33	4,933,284
2,749,494	Federal National Mortgage Association, Pool #704454, 4.246%, due 05/01/33	2,691,480
2,884,687	Federal National Mortgage Association, Pool #708820, 4.67%, due 06/01/33	2,836,657
5,629,244	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	5,373,563
3,376,410	Federal National Mortgage Association, Pool #728824, 3.948%, due 07/01/33	3,277,853
5,383,120	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	5,334,887
9,026,513	Federal National Mortgage Association, Pool #735378, 4.5%, due 10/01/19	8,773,591
416,188	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	411,115
11,991,989	Federal National Mortgage Association, Pool #821915, 3.077%, due 06/01/35	12,066,939

$18,756,644	Federal National Mortgage Association, Pool #838765, 5.213%, due 10/01/35	$18,391,264
2,082,671	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	2,177,474
117,382	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	122,726
3,950,610	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	3,945,198
	Total U.S. Government Agency Obligations (Cost: $123,272,287)	121,093,921
	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	99,625
	Total U.S. Treasury Securities (Cost: $94,055)	99,625
	Total Fixed Income Securities (Cost: $400,897,383) (83.9%)	391,650,667

	Short-Term Investments
5,000,000	Abbey National North America LLC, 4.31%, due 02/06/06 (Commercial Paper)	4,997,006
4,500,000	Abbey National North America LLC, 4.45%, due 02/24/06 (Commercial Paper)	4,487,206
2,390,000	Abbey National North America LLC, 4.49%, due 02/24/06 (Commercial Paper)	2,383,144
900,000	BNP Paribas Finance, Inc., 4.38%, due 02/28/06 (Commercial Paper)	897,043
5,400,000	Citigroup Funding, Inc., 4.45%, due 02/23/06 (Commercial Paper)	5,385,315
2,620,000	Danske Corp., 4.3%, due 02/07/06 (Commercial Paper)	2,618,122
10,125,000	Danske Corp., 4.32%, due 02/09/06 (Commercial Paper)	10,115,280
1,460,000	Danske Corp., 4.33%, due 02/06/06 (Commercial Paper)	1,459,122
3,300,000	Danske Corp., 4.33%, due 02/07/06 (Commercial Paper)	3,297,619
700,000	Danske Corp., 4.4%, due 02/07/06 (Commercial Paper)	699,487
500,000	Danske Corp., 4.45%, due 02/09/06 (Commercial Paper)	499,506
13,710,000	HBOS Treasury Services, 4.35%, due 02/16/06 (Commercial Paper)	13,685,151
7,796	Investors Bank & Trust Depository Reserve, 3.03%	7,796
22,858,000	Toyota Motor Credit Corp., 4.28%, due 02/03/06 (Commercial Paper)	22,852,565
1,250,000	UBS Finance Deleware LLC, 4.47%, due 02/01/06 (Commercial Paper)	1,250,000
	Total Short-Term Investments (Cost: $74,634,362) (16.0%)	74,634,362
	Total Investments (Cost: $475,531,745) (99.9%)	466,285,029
	Excess of Other Assets over Liabilities (0.1%)	437,356
	Net Assets (100.0%)	$466,722,385

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
P/O	-	Principal Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking & Financial Services	13.1%
U.S. Government Securities	70.8
Short-Term Investments	16.0
Total	99.9%

See accompanying Notes to Schedules of Investments

TCW Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)                                                                                                                                                                                                                                                       January 31, 2006

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 23 no-load mutual funds known as the TCW Funds (the ‘‘Funds’’). TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report (“U.S. Fixed Income Funds”):

TCW Fund	Investment Objective
Diversified Money Market Fund
TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.
Diversified Fixed Income Funds
TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.
TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.
TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Fixed Income Funds in the preparation of their schedules of investments.

Security Valuations:   Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

For Funds other than the TCW Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements:   The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at January 31, 2006.

Reverse Repurchase Agreements:   All Fixed Income Funds, except for the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2006.

Security Lending:   The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:   Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at January 31, 2006. The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$2,468	$2,524
TCW High Yield Bond Fund	31,796	32,579

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$361	$3,174	$247	$3,261
Unrealized (Depreciation)	(872)	(4,839)	(461)	(12,508)
Net Unrealized Depreciation	$(511)	$(1,665)	$(214)	$(9,247)
Cost of Investments for Federal Income Tax Purposes	$56,283	$215,202	$106,361	$475,532

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at January 31, 2006.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.
By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer
Date	3/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer
Date	3/29/06
By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer
Date	3/29/06